UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: October 31, 2019

*

This Form N-CSR pertains to the following series of the Registrant: MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime 2060 Fund.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

October 31, 2019

MFS® Lifetime® Funds

MFS® Lifetime® Income Fund

MFS® Lifetime® 2020 Fund

MFS® Lifetime® 2025 Fund

MFS® Lifetime® 2030 Fund

MFS® Lifetime® 2035 Fund

MFS® Lifetime® 2040 Fund

MFS® Lifetime® 2045 Fund

MFS® Lifetime® 2050 Fund

MFS® Lifetime® 2055 Fund

MFS® Lifetime® 2060 Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

LTF-SEM

MFS® Lifetime® Funds

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Slowing global growth, low inflation, and trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, focused on supporting economic growth. The U.S. and China have repeatedly raised tariffs on each other, though preliminary steps toward an interim trade agreement have been undertaken, modestly easing tensions in recent months. While British Prime Minister Boris Johnson has negotiated a reworked withdrawal agreement with the European Union, Parliament has not yet approved the deal, leading the EU to grant the United Kingdom a Brexit delay until no later than January 31, 2020. Uncertainty over Brexit, along with the ripple effects from the trade conflict, have hampered business confidence and investment in the U.K. and Europe, though investors hope that greater clarity regarding the Brexit outcome will emerge after a British parliamentary election in December.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. In an effort to prolong the expansion, the U.S. Federal Reserve lowered interest rates three times between July and October. Similarly, the European Central Bank loosened policy in September. While the monetary policy environment remains quite accommodative, tentative signs of easing trade tensions and receding global recession fears have helped push global interest rates modestly higher from the record-low levels posted late in the summer as investors grew less risk averse.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to responsible allocation of capital allow us to wade through the noise to uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management and long-term discipline with the purpose of creating sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

December 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Lifetime Income Fund

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Fund	19.9%
MFS Limited Maturity Fund	19.9%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Global Bond Fund	5.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS High Income Fund	3.0%
MFS Blended Research International Equity Fund	2.5%
MFS Blended Research Core Equity Fund	2.1%
MFS Blended Research Growth Equity Fund	2.0%
MFS Growth Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Research Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Research International Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS International Growth Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS New Discovery Fund	0.5%
Cash & Cash Equivalents	0.2%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of October 31, 2019.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2020 Fund

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Fund	19.0%
MFS Limited Maturity Fund	18.0%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Global Bond Fund	5.0%
MFS High Income Fund	3.4%
MFS Blended Research Mid Cap Equity Fund	3.2%
MFS Blended Research International Equity Fund	2.8%
MFS Blended Research Growth Equity Fund	2.2%
MFS Blended Research Core Equity Fund	2.2%
MFS Growth Fund	2.2%
MFS Research Fund	2.2%
MFS Blended Research Value Equity Fund	2.2%
MFS Value Fund	2.2%
MFS Emerging Markets Debt Fund	2.2%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Research International Fund	1.6%
MFS Mid Cap Growth Fund	1.6%
MFS Mid Cap Value Fund	1.6%
MFS Emerging Markets Debt Local Currency Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.6%
MFS International Intrinsic Value Fund	0.6%
MFS New Discovery Value Fund	0.5%
MFS New Discovery Fund	0.5%
Cash & Cash Equivalents (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of October 31, 2019.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2025 Fund

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Fund	13.6%
MFS Government Securities Fund	9.9%
MFS Inflation-Adjusted Bond Fund	9.3%
MFS Limited Maturity Fund	8.0%
MFS High Income Fund	5.0%
MFS Global Bond Fund	5.0%
MFS Blended Research Mid Cap Equity Fund	4.6%
MFS Blended Research International Equity Fund	4.4%
MFS Blended Research Value Equity Fund	3.2%
MFS Blended Research Core Equity Fund	3.2%
MFS Blended Research Growth Equity Fund	3.2%
MFS Value Fund	3.2%
MFS Research Fund	3.2%
MFS Growth Fund	3.2%
MFS Emerging Markets Debt Fund	3.0%
MFS Mid Cap Value Fund	2.3%
MFS Mid Cap Growth Fund	2.3%
MFS Research International Fund	2.2%
MFS Global Real Estate Fund	2.2%
MFS Commodity Strategy Fund	2.2%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.1%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS International Intrinsic Value Fund	1.1%
MFS New Discovery Value Fund	0.6%
MFS New Discovery Fund	0.5%
Cash & Cash Equivalents	0.2%
MFS International New Discovery Fund	0.2%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of October 31, 2019.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2030 Fund

Portfolio target allocation

Portfolio holdings
MFS Government Securities Fund	7.9%
MFS Blended Research Mid Cap Equity Fund	7.4%
MFS Total Return Bond Fund	7.0%
MFS Blended Research International Equity Fund	6.5%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS High Income Fund	5.0%
MFS Global Bond Fund	4.4%
MFS Blended Research Value Equity Fund	4.3%
MFS Blended Research Growth Equity Fund	4.3%
MFS Value Fund	4.3%
MFS Growth Fund	4.3%
MFS Blended Research Core Equity Fund	4.0%
MFS Research Fund	4.0%
MFS Mid Cap Value Fund	3.7%
MFS Mid Cap Growth Fund	3.7%
MFS Global Real Estate Fund	3.2%
MFS Commodity Strategy Fund	3.2%
MFS Research International Fund	3.2%
MFS Emerging Markets Debt Fund	3.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.7%
MFS International Intrinsic Value Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.2%
MFS New Discovery Value Fund	0.8%
MFS New Discovery Fund	0.8%
Cash & Cash Equivalents	0.1%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of October 31, 2019.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2035 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.0%
MFS Blended Research International Equity Fund	8.7%
MFS Blended Research Growth Equity Fund	5.6%
MFS Blended Research Value Equity Fund	5.6%
MFS Growth Fund	5.6%
MFS Value Fund	5.5%
MFS Inflation-Adjusted Bond Fund	4.8%
MFS Mid Cap Value Fund	4.5%
MFS Mid Cap Growth Fund	4.5%
MFS High Income Fund	4.5%
MFS Global Real Estate Fund	4.1%
MFS Commodity Strategy Fund	4.1%
MFS Blended Research Core Equity Fund	4.0%
MFS Research Fund	4.0%
MFS Research International Fund	3.6%
MFS Total Return Bond Fund	2.9%
MFS Emerging Markets Debt Fund	2.7%
MFS International Growth Fund	2.6%
MFS International Intrinsic Value Fund	2.6%
MFS International New Discovery Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.8%
MFS Global Bond Fund	1.8%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	0.6%
MFS Blended Research Emerging Markets Equity Fund	0.5%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of October 31, 2019.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2040 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.1%
MFS Blended Research Mid Cap Equity Fund	9.5%
MFS Blended Research Value Equity Fund	5.8%
MFS Blended Research Growth Equity Fund	5.8%
MFS Value Fund	5.8%
MFS Growth Fund	5.8%
MFS Mid Cap Value Fund	4.8%
MFS Mid Cap Growth Fund	4.8%
MFS Global Real Estate Fund	4.6%
MFS Commodity Strategy Fund	4.6%
MFS Blended Research Core Equity Fund	4.0%
MFS Research Fund	4.0%
MFS Research International Fund	3.8%
MFS Inflation-Adjusted Bond Fund	3.5%
MFS International New Discovery Fund	3.2%
MFS International Growth Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS Total Return Bond Fund	2.7%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS High Income Fund	2.0%
MFS Emerging Markets Debt Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS New Discovery Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	0.8%
MFS Global Bond Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%
Cash & Cash Equivalents (o)	(0.0)%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts.

Percentages are based on net assets as of October 31, 2019.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2045 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Blended Research Growth Equity Fund	6.0%
MFS Blended Research Value Equity Fund	6.0%
MFS Growth Fund	6.0%
MFS Value Fund	6.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS Research Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Total Return Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of October 31, 2019.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2050 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Growth Fund	6.0%
MFS Blended Research Growth Equity Fund	6.0%
MFS Value Fund	6.0%
MFS Blended Research Value Equity Fund	6.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS Research Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Total Return Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of October 31, 2019.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2055 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Growth Fund	6.0%
MFS Blended Research Growth Equity Fund	6.0%
MFS Value Fund	6.0%
MFS Blended Research Value Equity Fund	6.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS Research Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Value Fund	1.2%
MFS New Discovery Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.2%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of October 31, 2019.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2060 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Blended Research Growth Equity Fund	6.0%
MFS Growth Fund	6.0%
MFS Value Fund	6.0%
MFS Blended Research Value Equity Fund	6.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS Research Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Value Fund	1.2%
MFS New Discovery Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.2%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of October 31, 2019.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, May 1, 2019 through October 31, 2019

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2019 through October 31, 2019.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME INCOME FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/19	Ending Account Value 10/31/19	Expenses Paid During Period (p) 5/01/19-10/31/19
A	Actual	0.23%	$1,000.00	$1,041.33	$1.18
	Hypothetical (h)	0.23%	$1,000.00	$1,023.98	$1.17
B	Actual	0.98%	$1,000.00	$1,036.63	$5.02
	Hypothetical (h)	0.98%	$1,000.00	$1,020.21	$4.98
C	Actual	0.98%	$1,000.00	$1,037.47	$5.02
	Hypothetical (h)	0.98%	$1,000.00	$1,020.21	$4.98
I	Actual	0.00%	$1,000.00	$1,042.59	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	0.98%	$1,000.00	$1,037.42	$5.02
	Hypothetical (h)	0.98%	$1,000.00	$1,020.21	$4.98
R2	Actual	0.48%	$1,000.00	$1,040.02	$2.46
	Hypothetical (h)	0.48%	$1,000.00	$1,022.72	$2.44
R3	Actual	0.23%	$1,000.00	$1,040.49	$1.18
	Hypothetical (h)	0.23%	$1,000.00	$1,023.98	$1.17
R4	Actual	0.00%	$1,000.00	$1,042.62	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R6	Actual	0.00%	$1,000.00	$1,042.94	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
529A	Actual	0.27%	$1,000.00	$1,041.12	$1.39
	Hypothetical (h)	0.27%	$1,000.00	$1,023.78	$1.37
529B	Actual	1.02%	$1,000.00	$1,037.26	$5.22
	Hypothetical (h)	1.02%	$1,000.00	$1,020.01	$5.18
529C	Actual	1.03%	$1,000.00	$1,036.27	$5.27
	Hypothetical (h)	1.03%	$1,000.00	$1,019.96	$5.23

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime Income Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A, Class 529B, and Class 529C shares, this rebate reduced the expense ratios above by 0.02%, 0.02%, and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2020 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/19	Ending Account Value 10/31/19	Expenses Paid During Period (p) 5/01/19-10/31/19
A	Actual	0.24%	$1,000.00	$1,040.83	$1.23
	Hypothetical (h)	0.24%	$1,000.00	$1,023.93	$1.22
B	Actual	0.99%	$1,000.00	$1,037.18	$5.07
	Hypothetical (h)	0.99%	$1,000.00	$1,020.16	$5.03
C	Actual	0.99%	$1,000.00	$1,036.98	$5.07
	Hypothetical (h)	0.99%	$1,000.00	$1,020.16	$5.03
I	Actual	0.00%	$1,000.00	$1,042.85	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	0.99%	$1,000.00	$1,037.18	$5.07
	Hypothetical (h)	0.99%	$1,000.00	$1,020.16	$5.03
R2	Actual	0.49%	$1,000.00	$1,039.60	$2.51
	Hypothetical (h)	0.49%	$1,000.00	$1,022.67	$2.49
R3	Actual	0.24%	$1,000.00	$1,040.83	$1.23
	Hypothetical (h)	0.24%	$1,000.00	$1,023.93	$1.22
R4	Actual	0.00%	$1,000.00	$1,042.08	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R6	Actual	0.00%	$1,000.00	$1,043.68	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2020 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2025 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/19	Ending Account Value 10/31/19	Expenses Paid During Period (p) 5/01/19-10/31/19
A	Actual	0.22%	$1,000.00	$1,041.44	$1.13
	Hypothetical (h)	0.22%	$1,000.00	$1,024.03	$1.12
B	Actual	0.98%	$1,000.00	$1,037.90	$5.02
	Hypothetical (h)	0.98%	$1,000.00	$1,020.21	$4.98
C	Actual	0.99%	$1,000.00	$1,038.10	$5.07
	Hypothetical (h)	0.99%	$1,000.00	$1,020.16	$5.03
I	Actual	0.00%	$1,000.00	$1,042.81	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	0.99%	$1,000.00	$1,037.07	$5.07
	Hypothetical (h)	0.99%	$1,000.00	$1,020.16	$5.03
R2	Actual	0.49%	$1,000.00	$1,040.12	$2.51
	Hypothetical (h)	0.49%	$1,000.00	$1,022.67	$2.49
R3	Actual	0.24%	$1,000.00	$1,041.48	$1.23
	Hypothetical (h)	0.24%	$1,000.00	$1,023.93	$1.22
R4	Actual	0.00%	$1,000.00	$1,042.75	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R6	Actual	0.00%	$1,000.00	$1,042.75	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2025 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A and Class B shares, this rebate reduced the expense ratios above by 0.02% and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2030 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/19	Ending Account Value 10/31/19	Expenses Paid During Period (p) 5/01/19-10/31/19
A	Actual	0.24%	$1,000.00	$1,039.13	$1.23
	Hypothetical (h)	0.24%	$1,000.00	$1,023.93	$1.22
B	Actual	0.99%	$1,000.00	$1,035.78	$5.07
	Hypothetical (h)	0.99%	$1,000.00	$1,020.16	$5.03
C	Actual	0.99%	$1,000.00	$1,036.02	$5.07
	Hypothetical (h)	0.99%	$1,000.00	$1,020.16	$5.03
I	Actual	0.00%	$1,000.00	$1,040.87	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	0.99%	$1,000.00	$1,035.67	$5.07
	Hypothetical (h)	0.99%	$1,000.00	$1,020.16	$5.03
R2	Actual	0.49%	$1,000.00	$1,038.24	$2.51
	Hypothetical (h)	0.49%	$1,000.00	$1,022.67	$2.49
R3	Actual	0.25%	$1,000.00	$1,039.25	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R4	Actual	0.00%	$1,000.00	$1,040.82	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R6	Actual	0.00%	$1,000.00	$1,041.45	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2035 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/19	Ending Account Value 10/31/19	Expenses Paid During Period (p) 5/01/19-10/31/19
A	Actual	0.24%	$1,000.00	$1,036.15	$1.23
	Hypothetical (h)	0.24%	$1,000.00	$1,023.93	$1.22
B	Actual	1.00%	$1,000.00	$1,032.35	$5.11
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
C	Actual	0.99%	$1,000.00	$1,031.80	$5.06
	Hypothetical (h)	0.99%	$1,000.00	$1,020.16	$5.03
I	Actual	0.00%	$1,000.00	$1,036.74	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	1.00%	$1,000.00	$1,032.37	$5.11
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R2	Actual	0.50%	$1,000.00	$1,034.25	$2.56
	Hypothetical (h)	0.50%	$1,000.00	$1,022.62	$2.54
R3	Actual	0.25%	$1,000.00	$1,036.10	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R4	Actual	0.00%	$1,000.00	$1,037.28	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R6	Actual	0.00%	$1,000.00	$1,037.95	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2035 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A and Class C shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2040 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/19	Ending Account Value 10/31/19	Expenses Paid During Period (p) 5/01/19-10/31/19
A	Actual	0.24%	$1,000.00	$1,034.63	$1.23
	Hypothetical (h)	0.24%	$1,000.00	$1,023.93	$1.22
B	Actual	0.99%	$1,000.00	$1,030.60	$5.05
	Hypothetical (h)	0.99%	$1,000.00	$1,020.16	$5.03
C	Actual	0.99%	$1,000.00	$1,030.38	$5.05
	Hypothetical (h)	0.99%	$1,000.00	$1,020.16	$5.03
I	Actual	0.00%	$1,000.00	$1,035.61	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	1.00%	$1,000.00	$1,030.12	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R2	Actual	0.50%	$1,000.00	$1,033.05	$2.56
	Hypothetical (h)	0.50%	$1,000.00	$1,022.62	$2.54
R3	Actual	0.25%	$1,000.00	$1,034.63	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R4	Actual	0.00%	$1,000.00	$1,035.52	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R6	Actual	0.00%	$1,000.00	$1,036.12	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2040 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A and Class B shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2045 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/19	Ending Account Value 10/31/19	Expenses Paid During Period (p) 5/01/19-10/31/19
A	Actual	0.25%	$1,000.00	$1,033.48	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
B	Actual	1.00%	$1,000.00	$1,029.16	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
C	Actual	0.97%	$1,000.00	$1,029.32	$4.95
	Hypothetical (h)	0.97%	$1,000.00	$1,020.26	$4.93
I	Actual	0.00%	$1,000.00	$1,033.97	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	1.00%	$1,000.00	$1,029.20	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R2	Actual	0.50%	$1,000.00	$1,031.78	$2.55
	Hypothetical (h)	0.50%	$1,000.00	$1,022.62	$2.54
R3	Actual	0.25%	$1,000.00	$1,032.86	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R4	Actual	0.00%	$1,000.00	$1,034.02	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R6	Actual	0.00%	$1,000.00	$1,034.66	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2045 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class C shares, this rebate reduced the expense ratio above by 0.03%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2050 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/19	Ending Account Value 10/31/19	Expenses Paid During Period (p) 5/01/19-10/31/19
A	Actual	0.25%	$1,000.00	$1,032.98	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
B	Actual	1.00%	$1,000.00	$1,029.11	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
C	Actual	1.00%	$1,000.00	$1,028.73	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
I	Actual	0.00%	$1,000.00	$1,034.08	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	1.00%	$1,000.00	$1,028.71	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R2	Actual	0.50%	$1,000.00	$1,031.81	$2.55
	Hypothetical (h)	0.50%	$1,000.00	$1,022.62	$2.54
R3	Actual	0.25%	$1,000.00	$1,032.67	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R4	Actual	0.00%	$1,000.00	$1,034.10	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R6	Actual	0.00%	$1,000.00	$1,035.18	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2055 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/19	Ending Account Value 10/31/19	Expenses Paid During Period (p) 5/01/19-10/31/19
A	Actual	0.25%	$1,000.00	$1,033.27	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
B	Actual	1.00%	$1,000.00	$1,028.99	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
C	Actual	0.99%	$1,000.00	$1,029.21	$5.05
	Hypothetical (h)	0.99%	$1,000.00	$1,020.16	$5.03
I	Actual	0.00%	$1,000.00	$1,034.50	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	1.00%	$1,000.00	$1,029.19	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.11	$5.08
R2	Actual	0.50%	$1,000.00	$1,032.20	$2.55
	Hypothetical (h)	0.50%	$1,000.00	$1,022.62	$2.54
R3	Actual	0.25%	$1,000.00	$1,033.27	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.88	$1.27
R4	Actual	0.00%	$1,000.00	$1,034.35	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R6	Actual	0.00%	$1,000.00	$1,035.60	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2055 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class C shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2060 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/19	Ending Account Value 10/31/19	Expenses Paid During Period (p) 5/01/19-10/31/19
A	Actual	0.20%	$1,000.00	$1,033.44	$1.02
	Hypothetical (h)	0.20%	$1,000.00	$1,024.13	$1.02
B	Actual	0.95%	$1,000.00	$1,029.39	$4.85
	Hypothetical (h)	0.95%	$1,000.00	$1,020.36	$4.82
C	Actual	0.95%	$1,000.00	$1,029.48	$4.85
	Hypothetical (h)	0.95%	$1,000.00	$1,020.36	$4.82
I	Actual	0.00%	$1,000.00	$1,034.90	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R1	Actual	0.95%	$1,000.00	$1,030.13	$4.85
	Hypothetical (h)	0.95%	$1,000.00	$1,020.36	$4.82
R2	Actual	0.45%	$1,000.00	$1,032.65	$2.30
	Hypothetical (h)	0.45%	$1,000.00	$1,022.87	$2.29
R3	Actual	0.20%	$1,000.00	$1,034.20	$1.02
	Hypothetical (h)	0.20%	$1,000.00	$1,024.13	$1.02
R4	Actual	0.00%	$1,000.00	$1,034.93	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00
R6	Actual	0.00%	$1,000.00	$1,034.87	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.14	$0.00

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

10/31/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS LIFETIME INCOME FUND

Investment Companies (h) - 100.0%

Issuer	Shares/Par	Value ($)
Bond Funds - 70.7%
MFS Emerging Markets Debt Fund - Class R6	822,081	$12,092,808
MFS Emerging Markets Debt Local Currency Fund - Class R6	871,325	6,055,709
MFS Global Bond Fund - Class R6	3,299,486	30,256,286
MFS Government Securities Fund - Class R6	6,020,083	60,381,429
MFS High Income Fund - Class R6	5,301,729	18,131,914
MFS Inflation-Adjusted Bond Fund - Class R6	5,756,151	60,382,023
MFS Limited Maturity Fund - Class R6	20,091,444	120,749,577
MFS Total Return Bond Fund - Class R6	10,933,295	120,922,247
		$428,971,993
International Stock Funds - 5.0%
MFS Blended Research International Equity Fund - Class R6	1,361,407	$15,166,072
MFS International Growth Fund - Class R6	86,222	3,074,679
MFS International Intrinsic Value Fund - Class R6	67,522	3,059,457
MFS Research International Fund - Class R6	484,879	9,173,909
		$30,474,117
Specialty Funds - 4.0%
MFS Commodity Strategy Fund - Class R6	2,270,189	$12,100,108
MFS Global Real Estate Fund - Class R6	650,429	12,091,484
		$24,191,592
U.S. Stock Funds - 20.1%
MFS Blended Research Core Equity Fund - Class R6	441,912	$12,240,962
MFS Blended Research Growth Equity Fund - Class R6	831,140	12,226,068
MFS Blended Research Mid Cap Equity Fund - Class R6	1,492,452	18,163,141
MFS Blended Research Small Cap Equity Fund - Class R6	454,332	6,106,216
MFS Blended Research Value Equity Fund - Class R6	911,393	12,185,325
MFS Growth Fund - Class R6	100,634	12,197,886
MFS Mid Cap Growth Fund - Class R6	422,728	9,084,425
MFS Mid Cap Value Fund - Class R6	370,976	9,103,754
MFS New Discovery Fund - Class R6	95,999	3,039,328
MFS New Discovery Value Fund - Class R6	188,592	3,047,651
MFS Research Fund - Class R6	271,424	12,170,623
MFS Value Fund - Class R6	286,081	12,161,308
		$121,726,687
Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 1.89% (v)	1,304,961	$1,305,091
Total Investment Companies (Identified Cost, $533,516,775)		$606,669,480

Other Assets, Less Liabilities - (0.0)%		(169,647)
Net Assets - 100.0%		$606,499,833

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2020 FUND

Investment Companies (h) - 100.0%

Issuer	Shares/Par	Value ($)
Bond Funds - 68.8%
MFS Emerging Markets Debt Fund - Class R6	511,794	$7,528,493
MFS Emerging Markets Debt Local Currency Fund - Class R6	588,755	4,091,849
MFS Global Bond Fund - Class R6	1,878,180	17,222,913
MFS Government Securities Fund - Class R6	3,422,766	34,330,336
MFS High Income Fund - Class R6	3,394,015	11,607,531
MFS Inflation-Adjusted Bond Fund - Class R6	3,271,107	34,313,910
MFS Limited Maturity Fund - Class R6	10,335,027	62,113,513
MFS Total Return Bond Fund - Class R6	5,920,140	65,476,750
		$236,685,295
International Stock Funds - 5.6%
MFS Blended Research International Equity Fund - Class R6	861,899	$9,601,553
MFS International Growth Fund - Class R6	57,911	2,065,100
MFS International Intrinsic Value Fund - Class R6	45,448	2,059,244
MFS Research International Fund - Class R6	292,239	5,529,173
		$19,255,070
Specialty Funds - 4.0%
MFS Commodity Strategy Fund - Class R6	1,292,707	$6,890,131
MFS Global Real Estate Fund - Class R6	370,484	6,887,295
		$13,777,426
U.S. Stock Funds - 21.6%
MFS Blended Research Core Equity Fund - Class R6	273,748	$7,582,814
MFS Blended Research Growth Equity Fund - Class R6	515,529	7,583,431
MFS Blended Research Mid Cap Equity Fund - Class R6	902,967	10,989,109
MFS Blended Research Small Cap Equity Fund - Class R6	257,456	3,460,207
MFS Blended Research Value Equity Fund - Class R6	565,238	7,557,236
MFS Growth Fund - Class R6	62,526	7,578,786
MFS Mid Cap Growth Fund - Class R6	255,748	5,496,028
MFS Mid Cap Value Fund - Class R6	223,908	5,494,713
MFS New Discovery Fund - Class R6	54,516	1,725,991
MFS New Discovery Value Fund - Class R6	106,917	1,727,772
MFS Research Fund - Class R6	168,600	7,560,011
MFS Value Fund - Class R6	177,633	7,551,179
		$74,307,277
Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 1.89% (v)	125,195	$125,207
Total Investment Companies (Identified Cost, $295,405,702)		$344,150,275

Other Assets, Less Liabilities - (0.0)%		(99,263)
Net Assets - 100.0%		$344,051,012

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2025 FUND

Investment Companies (h) - 100.0%

Issuer	Shares/Par	Value ($)
Bond Funds - 55.8%
MFS Emerging Markets Debt Fund - Class R6	650,110	$9,563,119
MFS Emerging Markets Debt Local Currency Fund - Class R6	920,800	6,399,560
MFS Global Bond Fund - Class R6	1,737,538	15,933,225
MFS Government Securities Fund - Class R6	3,163,492	31,729,819
MFS High Income Fund - Class R6	4,662,237	15,944,851
MFS Inflation-Adjusted Bond Fund - Class R6	2,843,971	29,833,260
MFS Limited Maturity Fund - Class R6	4,258,653	25,594,504
MFS Total Return Bond Fund - Class R6	3,920,598	43,361,818
		$178,360,156
International Stock Funds - 9.0%
MFS Blended Research International Equity Fund - Class R6	1,264,621	$14,087,879
MFS International Growth Fund - Class R6	98,791	3,522,887
MFS International Intrinsic Value Fund - Class R6	77,610	3,516,511
MFS International New Discovery Fund - Class R6	17,428	610,141
MFS Research International Fund - Class R6	372,741	7,052,260
		$28,789,678
Specialty Funds - 4.4%
MFS Commodity Strategy Fund - Class R6	1,310,229	$6,983,521
MFS Global Real Estate Fund - Class R6	377,019	7,008,782
		$13,992,303
U.S. Stock Funds - 30.6%
MFS Blended Research Core Equity Fund - Class R6	370,180	$10,253,988
MFS Blended Research Growth Equity Fund - Class R6	695,255	10,227,198
MFS Blended Research Mid Cap Equity Fund - Class R6	1,201,242	14,619,118
MFS Blended Research Small Cap Equity Fund - Class R6	261,762	3,518,084
MFS Blended Research Value Equity Fund - Class R6	767,056	10,255,540
MFS Growth Fund - Class R6	84,159	10,200,931
MFS Mid Cap Growth Fund - Class R6	338,738	7,279,474
MFS Mid Cap Value Fund - Class R6	298,747	7,331,247
MFS New Discovery Fund - Class R6	55,268	1,749,779
MFS New Discovery Value Fund - Class R6	109,108	1,763,192
MFS Research Fund - Class R6	227,504	10,201,262
MFS Value Fund - Class R6	240,233	10,212,302
		$97,612,115
Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 1.89% (v)	771,734	$771,811
Total Investment Companies (Identified Cost, $281,040,911)		$319,526,063

Other Assets, Less Liabilities - (0.0)%		(83,041)
Net Assets - 100.0%		$319,443,022

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2030 FUND

Investment Companies (h) - 99.9%

Issuer	Shares/Par	Value ($)
Bond Funds - 35.8%
MFS Emerging Markets Debt Fund - Class R6	1,231,580	$18,116,545
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,756,907	12,210,501
MFS Global Bond Fund - Class R6	2,906,074	26,648,701
MFS Government Securities Fund - Class R6	4,824,844	48,393,188
MFS High Income Fund - Class R6	8,848,079	30,260,429
MFS Inflation-Adjusted Bond Fund - Class R6	3,781,213	39,664,928
MFS Total Return Bond Fund - Class R6	3,825,882	42,314,256
		$217,608,548
International Stock Funds - 14.5%
MFS Blended Research Emerging Markets Equity Fund - Class R6	45,786	$586,978
MFS Blended Research International Equity Fund - Class R6	3,564,436	39,707,815
MFS Emerging Markets Equity Fund - Class R6	16,766	589,484
MFS International Growth Fund - Class R6	291,381	10,390,655
MFS International Intrinsic Value Fund - Class R6	228,334	10,345,830
MFS International New Discovery Fund - Class R6	209,342	7,329,068
MFS Research International Fund - Class R6	1,006,204	19,037,369
		$87,987,199
Specialty Funds - 6.4%
MFS Commodity Strategy Fund - Class R6	3,634,609	$19,372,463
MFS Global Real Estate Fund - Class R6	1,049,354	19,507,491
		$38,879,954
U.S. Stock Funds - 43.2%
MFS Blended Research Core Equity Fund - Class R6	885,626	$24,531,855
MFS Blended Research Growth Equity Fund - Class R6	1,779,851	26,181,612
MFS Blended Research Mid Cap Equity Fund - Class R6	3,690,954	44,918,910
MFS Blended Research Small Cap Equity Fund - Class R6	729,026	9,798,114
MFS Blended Research Value Equity Fund - Class R6	1,964,190	26,261,216
MFS Growth Fund - Class R6	215,149	26,078,200
MFS Mid Cap Growth Fund - Class R6	1,040,435	22,358,950
MFS Mid Cap Value Fund - Class R6	918,971	22,551,539
MFS New Discovery Fund - Class R6	153,399	4,856,610
MFS New Discovery Value Fund - Class R6	303,401	4,902,967
MFS Research Fund - Class R6	543,344	24,363,535
MFS Value Fund - Class R6	614,726	26,131,987
		$262,935,495
Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 1.89% (v)	74,855	$74,863
Total Investment Companies (Identified Cost, $474,406,331)		$607,486,059

Other Assets, Less Liabilities - 0.1%		584,855
Net Assets - 100.0%		$608,070,914

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2035 FUND

Investment Companies (h) - 100.0%

Issuer	Shares/Par	Value ($)
Bond Funds - 18.5%
MFS Emerging Markets Debt Fund - Class R6	585,391	$8,611,094
MFS Emerging Markets Debt Local Currency Fund - Class R6	827,421	5,750,577
MFS Global Bond Fund - Class R6	626,932	5,748,964
MFS High Income Fund - Class R6	4,187,699	14,321,932
MFS Inflation-Adjusted Bond Fund - Class R6	1,438,175	15,086,454
MFS Total Return Bond Fund - Class R6	846,577	9,363,144
		$58,882,165
International Stock Funds - 20.8%
MFS Blended Research Emerging Markets Equity Fund - Class R6	135,383	$1,735,614
MFS Blended Research International Equity Fund - Class R6	2,492,184	27,762,932
MFS Emerging Markets Equity Fund - Class R6	49,652	1,745,772
MFS International Growth Fund - Class R6	232,902	8,305,268
MFS International Intrinsic Value Fund - Class R6	182,406	8,264,799
MFS International New Discovery Fund - Class R6	200,314	7,013,004
MFS Research International Fund - Class R6	599,115	11,335,248
		$66,162,637
Specialty Funds - 8.2%
MFS Commodity Strategy Fund - Class R6	2,426,073	$12,930,967
MFS Global Real Estate Fund - Class R6	698,038	12,976,528
		$25,907,495
U.S. Stock Funds - 52.4%
MFS Blended Research Core Equity Fund - Class R6	460,755	$12,762,918
MFS Blended Research Growth Equity Fund - Class R6	1,200,547	17,660,041
MFS Blended Research Mid Cap Equity Fund - Class R6	2,361,188	28,735,663
MFS Blended Research Small Cap Equity Fund - Class R6	486,574	6,539,553
MFS Blended Research Value Equity Fund - Class R6	1,320,403	17,653,793
MFS Growth Fund - Class R6	145,566	17,644,096
MFS Mid Cap Growth Fund - Class R6	669,271	14,382,631
MFS Mid Cap Value Fund - Class R6	587,959	14,428,504
MFS New Discovery Fund - Class R6	102,536	3,246,293
MFS New Discovery Value Fund - Class R6	202,079	3,265,588
MFS Research Fund - Class R6	283,074	12,693,051
MFS Value Fund - Class R6	413,928	17,596,077
		$166,608,208
Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 1.89% (v)	383,653	$383,692
Total Investment Companies (Identified Cost, $266,408,127)		$317,944,197

Other Assets, Less Liabilities - (0.0)%		(98,198)
Net Assets - 100.0%		$317,845,999

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2040 FUND

Investment Companies (h) - 100.1%

Issuer	Shares/Par	Value ($)
Bond Funds - 11.0%
MFS Emerging Markets Debt Fund - Class R6	366,043	$5,384,484
MFS Emerging Markets Debt Local Currency Fund - Class R6	519,376	3,609,662
MFS Global Bond Fund - Class R6	391,765	3,592,486
MFS High Income Fund - Class R6	2,622,379	8,968,536
MFS Inflation-Adjusted Bond Fund - Class R6	1,480,730	15,532,860
MFS Total Return Bond Fund - Class R6	1,083,087	11,978,946
		$49,066,974
International Stock Funds - 24.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	278,340	$3,568,318
MFS Blended Research International Equity Fund - Class R6	4,027,307	44,864,205
MFS Emerging Markets Equity Fund - Class R6	101,996	3,586,178
MFS International Growth Fund - Class R6	390,987	13,942,599
MFS International Intrinsic Value Fund - Class R6	305,804	13,855,972
MFS International New Discovery Fund - Class R6	411,013	14,389,566
MFS Research International Fund - Class R6	904,347	17,110,237
		$111,317,075
Specialty Funds - 9.2%
MFS Commodity Strategy Fund - Class R6	3,823,224	$20,377,784
MFS Global Real Estate Fund - Class R6	1,103,274	20,509,869
		$40,887,653
U.S. Stock Funds - 54.9%
MFS Blended Research Core Equity Fund - Class R6	647,575	$17,937,818
MFS Blended Research Growth Equity Fund - Class R6	1,762,054	25,919,808
MFS Blended Research Mid Cap Equity Fund - Class R6	3,503,787	42,641,084
MFS Blended Research Small Cap Equity Fund - Class R6	767,490	10,315,064
MFS Blended Research Value Equity Fund - Class R6	1,942,687	25,973,726
MFS Growth Fund - Class R6	213,133	25,833,843
MFS Mid Cap Growth Fund - Class R6	989,231	21,258,584
MFS Mid Cap Value Fund - Class R6	873,564	21,437,251
MFS New Discovery Fund - Class R6	161,157	5,102,237
MFS New Discovery Value Fund - Class R6	319,579	5,164,398
MFS Research Fund - Class R6	397,480	17,823,013
MFS Value Fund - Class R6	608,486	25,866,756
		$245,273,582
Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 1.89% (v)	311,266	$311,298
Total Investment Companies (Identified Cost, $325,121,475)		$446,856,582

Other Assets, Less Liabilities - (0.1)%		(337,860)
Net Assets - 100.0%		$446,518,722

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2045 FUND

Investment Companies (h) - 100.0%

Issuer	Shares/Par	Value ($)
Bond Funds - 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	544,675	$5,713,642
MFS Total Return Bond Fund - Class R6	516,688	5,714,569
		$11,428,211
International Stock Funds - 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	177,680	$2,277,860
MFS Blended Research International Equity Fund - Class R6	2,247,878	25,041,355
MFS Emerging Markets Equity Fund - Class R6	64,944	2,283,424
MFS International Growth Fund - Class R6	224,589	8,008,833
MFS International Intrinsic Value Fund - Class R6	176,341	7,990,024
MFS International New Discovery Fund - Class R6	261,516	9,155,674
MFS Research International Fund - Class R6	483,240	9,142,902
		$63,900,072
Specialty Funds - 10.0%
MFS Commodity Strategy Fund - Class R6	2,133,621	$11,372,200
MFS Global Real Estate Fund - Class R6	613,911	11,412,601
		$22,784,801
U.S. Stock Funds - 56.9%
MFS Blended Research Core Equity Fund - Class R6	329,737	$9,133,725
MFS Blended Research Growth Equity Fund - Class R6	930,269	13,684,248
MFS Blended Research Mid Cap Equity Fund - Class R6	1,860,369	22,640,687
MFS Blended Research Small Cap Equity Fund - Class R6	424,880	5,710,389
MFS Blended Research Value Equity Fund - Class R6	1,023,395	13,682,789
MFS Growth Fund - Class R6	112,862	13,680,011
MFS Mid Cap Growth Fund - Class R6	529,253	11,373,649
MFS Mid Cap Value Fund - Class R6	464,042	11,387,595
MFS New Discovery Fund - Class R6	89,635	2,837,856
MFS New Discovery Value Fund - Class R6	176,709	2,855,621
MFS Research Fund - Class R6	203,302	9,116,066
MFS Value Fund - Class R6	321,485	13,666,316
		$129,768,952
Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 1.89% (v)	367,268	$367,305
Total Investment Companies (Identified Cost, $190,355,193)		$228,249,341

Other Assets, Less Liabilities - (0.0)%		(82,677)
Net Assets - 100.0%		$228,166,664

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2050 FUND

Investment Companies (h) - 100.0%

Issuer	Shares/Par	Value ($)
Bond Funds - 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	560,022	$5,874,634
MFS Total Return Bond Fund - Class R6	531,252	5,875,650
		$11,750,284
International Stock Funds - 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	182,130	$2,334,903
MFS Blended Research International Equity Fund - Class R6	2,302,359	25,648,279
MFS Emerging Markets Equity Fund - Class R6	66,568	2,340,533
MFS International Growth Fund - Class R6	230,827	8,231,297
MFS International Intrinsic Value Fund - Class R6	181,337	8,216,380
MFS International New Discovery Fund - Class R6	268,025	9,383,569
MFS Research International Fund - Class R6	495,409	9,373,137
		$65,528,098
Specialty Funds - 10.0%
MFS Commodity Strategy Fund - Class R6	2,188,005	$11,662,066
MFS Global Real Estate Fund - Class R6	630,174	11,714,937
		$23,377,003
U.S. Stock Funds - 56.9%
MFS Blended Research Core Equity Fund - Class R6	337,921	$9,360,420
MFS Blended Research Growth Equity Fund - Class R6	954,442	14,039,846
MFS Blended Research Mid Cap Equity Fund - Class R6	1,907,180	23,210,386
MFS Blended Research Small Cap Equity Fund - Class R6	434,844	5,844,308
MFS Blended Research Value Equity Fund - Class R6	1,047,503	14,005,114
MFS Growth Fund - Class R6	116,023	14,063,119
MFS Mid Cap Growth Fund - Class R6	543,439	11,678,494
MFS Mid Cap Value Fund - Class R6	475,652	11,672,504
MFS New Discovery Fund - Class R6	91,934	2,910,619
MFS New Discovery Value Fund - Class R6	180,836	2,922,302
MFS Research Fund - Class R6	208,601	9,353,660
MFS Value Fund - Class R6	329,771	14,018,561
		$133,079,333
Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 1.89% (v)	311,691	$311,722
Total Investment Companies (Identified Cost, $186,305,219)		$234,046,440

Other Assets, Less Liabilities - (0.0)%		(51,067)
Net Assets - 100.0%		$233,995,373

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2055 FUND

Investment Companies (h) - 100.0%

Issuer	Shares/Par	Value ($)
Bond Funds - 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	281,661	$2,954,620
MFS Total Return Bond Fund - Class R6	267,089	2,954,008
		$5,908,628
International Stock Funds - 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	91,422	$1,172,024
MFS Blended Research International Equity Fund - Class R6	1,155,292	12,869,950
MFS Emerging Markets Equity Fund - Class R6	33,401	1,174,395
MFS International Growth Fund - Class R6	115,845	4,131,049
MFS International Intrinsic Value Fund - Class R6	90,946	4,120,777
MFS International New Discovery Fund - Class R6	134,400	4,705,331
MFS Research International Fund - Class R6	248,630	4,704,083
		$32,877,609
Specialty Funds - 10.0%
MFS Commodity Strategy Fund - Class R6	1,098,830	$5,856,767
MFS Global Real Estate Fund - Class R6	316,427	5,882,371
		$11,739,138
U.S. Stock Funds - 56.8%
MFS Blended Research Core Equity Fund - Class R6	169,475	$4,694,464
MFS Blended Research Growth Equity Fund - Class R6	478,651	7,040,952
MFS Blended Research Mid Cap Equity Fund - Class R6	956,693	11,642,960
MFS Blended Research Small Cap Equity Fund - Class R6	217,561	2,924,018
MFS Blended Research Value Equity Fund - Class R6	525,342	7,023,818
MFS Growth Fund - Class R6	58,195	7,053,828
MFS Mid Cap Growth Fund - Class R6	272,596	5,858,081
MFS Mid Cap Value Fund - Class R6	238,689	5,857,442
MFS New Discovery Fund - Class R6	46,105	1,459,679
MFS New Discovery Value Fund - Class R6	90,631	1,464,601
MFS Research Fund - Class R6	104,646	4,692,312
MFS Value Fund - Class R6	165,405	7,031,352
		$66,743,507
Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 1.89% (v)	199,682	$199,702
Total Investment Companies (Identified Cost, $101,806,301)		$117,468,584

Other Assets, Less Liabilities - (0.0)%		(10,947)
Net Assets - 100.0%		$117,457,637

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2060 FUND

Investment Companies (h) - 99.9%

Issuer	Shares/Par	Value ($)
Bond Funds - 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	40,310	$422,852
MFS Total Return Bond Fund - Class R6	38,204	422,539
		$845,391
International Stock Funds - 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	13,057	$167,385
MFS Blended Research International Equity Fund - Class R6	165,085	1,839,047
MFS Emerging Markets Equity Fund - Class R6	4,767	167,624
MFS International Growth Fund - Class R6	16,509	588,705
MFS International Intrinsic Value Fund - Class R6	12,975	587,876
MFS International New Discovery Fund - Class R6	19,180	671,493
MFS Research International Fund - Class R6	35,490	671,470
		$4,693,600
Specialty Funds - 10.0%
MFS Commodity Strategy Fund - Class R6	156,966	$836,628
MFS Global Real Estate Fund - Class R6	45,220	840,645
		$1,677,273
U.S. Stock Funds - 56.8%
MFS Blended Research Core Equity Fund - Class R6	24,180	$669,795
MFS Blended Research Growth Equity Fund - Class R6	68,294	1,004,600
MFS Blended Research Mid Cap Equity Fund - Class R6	136,994	1,667,211
MFS Blended Research Small Cap Equity Fund - Class R6	31,042	417,200
MFS Blended Research Value Equity Fund - Class R6	75,032	1,003,180
MFS Growth Fund - Class R6	8,287	1,004,495
MFS Mid Cap Growth Fund - Class R6	38,924	836,480
MFS Mid Cap Value Fund - Class R6	34,088	836,511
MFS New Discovery Fund - Class R6	6,593	208,742
MFS New Discovery Value Fund - Class R6	12,930	208,956
MFS Research Fund - Class R6	14,934	669,657
MFS Value Fund - Class R6	23,616	1,003,899
		$9,530,726
Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 1.89% (v)	14,011	$14,012
Total Investment Companies (Identified Cost, $15,597,811)		$16,761,002

Other Assets, Less Liabilities - 0.1%		23,166
Net Assets - 100.0%		$16,784,168

Portfolio Footnotes:

(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers were as follows:

Affiliated Issuers
MFS Lifetime Income Fund	$606,669,480
MFS Lifetime 2020 Fund	344,150,275
MFS Lifetime 2025 Fund	319,526,063
MFS Lifetime 2030 Fund	607,486,059
MFS Lifetime 2035 Fund	317,944,197
MFS Lifetime 2040 Fund	446,856,582
MFS Lifetime 2045 Fund	228,249,341
MFS Lifetime 2050 Fund	234,046,440
MFS Lifetime 2055 Fund	117,468,584
MFS Lifetime 2060 Fund	16,761,002

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 10/31/19 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund

Assets
Investments in affiliated issuers, at value (identified cost, $533,516,775, $295,405,702, $281,040,911, $474,406,331, and $266,408,127, respectively)	$606,669,480	$344,150,275	$319,526,063	$607,486,059	$317,944,197

Receivables for

Investments sold	64,218	651,553	2,093,850	2,703,710	159,176

Fund shares sold	2,249,590	1,576,126	356,537	585,234	462,515

Receivable from investment adviser	119,689	83,662	79,575	123,307	78,982
Other assets	45,881	43,529	44,404	47,718	42,087
Total assets	$609,148,858	$346,505,145	$322,100,429	$610,946,028	$318,686,957

Liabilities

Payables for

Distributions	$25,643	$—	$—	$—	$—

Investments purchased	1,000,988	211,663	247,688	306,363	375,077

Fund shares reacquired	1,250,937	2,018,629	2,201,464	2,224,973	240,099

Payable to affiliates

Administrative services fee	96	96	96	96	96

Shareholder servicing costs	297,244	180,898	169,998	290,679	186,438

Distribution and service fees	11,585	4,034	2,483	6,803	2,618

Program manager fee	442	—	—	—	—
Accrued expenses and other liabilities	62,090	38,813	35,678	46,200	36,630
Total liabilities	$2,649,025	$2,454,133	$2,657,407	$2,875,114	$840,958
Net assets	$606,499,833	$344,051,012	$319,443,022	$608,070,914	$317,845,999

Net assets consist of
Paid-in capital	$542,835,833	$292,358,599	$277,267,920	$465,842,004	$262,692,296
Total distributable earnings (loss)	63,664,000	51,692,413	42,175,102	142,228,910	55,153,703
Net assets	$606,499,833	$344,051,012	$319,443,022	$608,070,914	$317,845,999

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund

Net assets

Class A	$122,109,041	$43,214,165	$21,992,797	$68,592,137	$18,367,564

Class B	8,217,983	3,082,165	1,737,300	8,153,942	1,626,807

Class C	108,436,856	11,647,244	4,140,595	14,861,696	2,944,794

Class I	35,712,915	2,391,345	1,503,730	2,355,712	902,915

Class R1	2,817,933	4,237,688	1,831,172	6,971,705	1,843,272

Class R2	16,902,392	43,518,166	33,288,786	75,186,301	31,264,275

Class R3	67,388,599	87,932,145	89,035,477	155,494,724	84,857,310

Class R4	44,322,763	82,344,797	106,790,387	163,244,545	119,487,514

Class R6	38,150,443	65,683,297	59,122,778	113,210,152	56,551,548

Class 529A	122,975,956	—	—	—	—

Class 529B	4,818,358	—	—	—	—
Class 529C	34,646,594	—	—	—	—
Total net assets	$606,499,833	$344,051,012	$319,443,022	$608,070,914	$317,845,999

Shares of beneficial interest outstanding

Class A	9,552,733	3,197,808	1,620,260	4,233,532	1,186,660

Class B	642,886	230,181	129,456	512,321	106,221

Class C	8,486,454	883,653	310,207	939,645	193,071

Class I	2,793,064	175,473	110,280	144,542	58,162

Class R1	220,213	316,506	136,339	436,524	120,427

Class R2	1,321,788	3,249,476	2,468,569	4,693,976	2,029,613

Class R3	5,271,834	6,506,359	6,565,893	9,625,224	5,475,345

Class R4	3,467,732	6,044,723	7,819,984	10,004,324	7,670,163

Class R6	2,975,922	4,823,244	4,326,604	6,934,444	3,626,581

Class 529A	11,749,650	—	—	—	—

Class 529B	460,398	—	—	—	—
Class 529C	3,311,471	—	—	—	—
Total shares of beneficial interest outstanding	50,254,145	25,427,423	23,487,592	37,524,532	20,466,243

Class A shares

Net asset value per share
(net assets / shares of beneficial interest outstanding)	$12.78	$13.51	$13.57	$16.20	$15.48
Offering price per share (100 / 95.75 × net asset value per share)	$13.35	$—	$—	$—	$—
Offering price per share (100 / 94.25 × net asset value per share)	$—	$14.33	$14.40	$17.19	$16.42

Class B shares

Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$12.78	$13.39	$13.42	$15.92	$15.32

Class C shares

Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$12.78	$13.18	$13.35	$15.82	$15.25

Class I shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.79	$13.63	$13.64	$16.30	$15.52

Class R1 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.80	$13.39	$13.43	$15.97	$15.31

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund

Class R2 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.79	$13.39	$13.49	$16.02	$15.40

Class R3 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.78	$13.51	$13.56	$16.15	$15.50

Class R4 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.78	$13.62	$13.66	$16.32	$15.58

Class R6 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.82	$13.62	$13.66	$16.33	$15.59

Class 529A shares

Net asset value and redemption price per share
(net assets / shares of beneficial interest outstanding)	$10.47	$—	$—	$—	$—
Offering price per share (100 / 95.75 × net asset value per share)	$10.93	$—	$—	$—	$—

Class 529B shares

Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$10.47	$—	$—	$—	$—

Class 529C shares

Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$10.46	$—	$—	$—	$—

On sales of $100,000 or more, the maximum offering price of Class A and Class 529A shares is reduced for the MFS Lifetime Income Fund. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced for all other funds. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued

At 10/31/19	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund

Assets
Investments in affiliated issuers, at value (identified cost, $325,121,475, $190,355,193, $186,305,219, $101,806,301, and $15,597,811, respectively)	$446,856,582	$228,249,341	$234,046,440	$117,468,584	$16,761,002

Receivables for

Investments sold	369,726	217,150	172,191	60,542	—

Fund shares sold	875,741	449,388	603,099	416,385	121,101

Receivable from investment adviser	99,942	68,204	67,508	51,717	25,212
Other assets	47,051	41,181	42,325	38,793	38,514
Total assets	$448,249,042	$229,025,264	$234,931,563	$118,036,021	$16,945,829

Liabilities

Payables for

Investments purchased	$634,605	$425,394	$465,310	$347,625	$116,966

Fund shares reacquired	810,051	246,806	281,303	94,387	7,400

Payable to affiliates

Administrative services fee	96	96	96	96	96

Shareholder servicing costs	239,020	148,802	148,799	99,427	10,102

Distribution and service fees	4,540	1,820	2,254	1,317	162
Accrued expenses and other liabilities	42,008	35,682	38,428	35,532	26,935
Total liabilities	$1,730,320	$858,600	$936,190	$578,384	$161,661
Net assets	$446,518,722	$228,166,664	$233,995,373	$117,457,637	$16,784,168

Net assets consist of

Paid-in capital	$317,127,735	$187,757,101	$183,437,436	$100,978,075	$15,661,620
Total distributable earnings (loss)	129,390,987	40,409,563	50,557,937	16,479,562	1,122,548
Net assets	$446,518,722	$228,166,664	$233,995,373	$117,457,637	$16,784,168

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund

Net assets

Class A	$42,370,477	$10,829,714	$14,543,361	$7,052,193	$1,755,895

Class B	4,325,860	828,172	1,702,276	590,643	152,183

Class C	10,299,521	2,234,906	3,314,233	2,146,256	402,110

Class I	1,438,271	382,613	346,994	115,654	68,832

Class R1	4,416,416	1,104,953	1,175,446	1,459,294	66,122

Class R2	56,381,827	22,380,030	29,532,914	19,884,886	1,088,498

Class R3	99,410,511	64,988,685	66,154,108	32,601,790	5,414,176

Class R4	151,327,342	92,212,492	75,445,388	34,351,202	2,704,937
Class R6	76,548,497	33,205,099	41,780,653	19,255,719	5,131,415
Total net assets	$446,518,722	$228,166,664	$233,995,373	$117,457,637	$16,784,168

Shares of beneficial interest outstanding

Class A	2,488,446	674,907	748,771	428,395	138,549

Class B	256,929	52,160	89,180	36,168	12,070

Class C	619,663	141,451	174,575	132,399	31,989

Class I	83,825	23,715	17,866	7,015	5,399

Class R1	263,508	69,678	61,883	89,950	5,228

Class R2	3,341,041	1,406,600	1,542,875	1,216,332	86,078

Class R3	5,838,693	4,054,877	3,430,840	1,980,846	426,434

Class R4	8,798,596	5,722,320	3,886,185	2,074,759	212,356
Class R6	4,448,044	2,059,409	2,151,441	1,161,584	402,176
Total shares of beneficial interest outstanding	26,138,745	14,205,117	12,103,616	7,127,448	1,320,279

Class A shares

Net asset value per share
(net assets / shares of beneficial interest outstanding)	$17.03	$16.05	$19.42	$16.46	$12.67
Offering price per share (100 / 94.25 × net asset value per share)	$18.07	$17.03	$20.60	$17.46	$13.44

Class B shares

Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$16.84	$15.88	$19.09	$16.33	$12.61

Class C shares

Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$16.62	$15.80	$18.98	$16.21	$12.57

Class I shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$17.16	$16.13	$19.42	$16.49	$12.75

Class R1 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$16.76	$15.86	$18.99	$16.22	$12.65

Class R2 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$16.88	$15.91	$19.14	$16.35	$12.65

Class R3 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$17.03	$16.03	$19.28	$16.46	$12.70

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund

Class R4 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$17.20	$16.11	$19.41	$16.56	$12.74

Class R6 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$17.21	$16.12	$19.42	$16.58	$12.76

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 10/31/19 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund

Net investment income (loss)
Dividends from affiliated issuers	$6,272,742	$3,541,681	$2,731,826	$3,694,569	$1,234,319
Other	101	69	57	102	55
Excess expense reimbursement from investment adviser	24,268	46,268	41,548	78,906	36,658
Total investment income	$6,297,111	$3,588,018	$2,773,431	$3,773,577	$1,271,032
Expenses

Distribution and service fees	$1,228,506	$371,106	$258,318	$619,733	$230,291

Shareholder servicing costs	405,364	257,483	231,643	407,914	238,823

Program manager fees	38,382	—	—	—	—

Administrative services fee	8,797	8,797	8,797	8,797	8,797

Independent Trustees’ compensation	8,650	5,163	5,084	8,679	5,075

Custodian fee	11,697	5,730	4,894	7,418	4,795

Shareholder communications	24,340	8,690	7,507	11,250	8,215

Audit and tax fees	19,401	18,560	18,150	18,588	18,148

Legal fees	2,480	1,634	1,254	2,633	1,170

Registration fees	66,084	63,665	66,406	67,592	65,735
Miscellaneous	18,969	16,469	16,226	20,780	16,262
Total expenses	$1,832,670	$757,297	$618,279	$1,173,384	$597,311
Reduction of expenses by investment adviser and distributor	(619,713)	(392,841)	(367,287)	(563,264)	(368,250)
Net expenses	$1,212,957	$364,456	$250,992	$610,120	$229,061
Net investment income (loss)	$5,084,154	$3,223,562	$2,522,439	$3,163,457	$1,041,971

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)

Investments in affiliated issuers	$354,132	$2,193,455	$169,891	$2,931,521	$(311,441)
Capital gain distributions from affiliated issuers	82,986	51,878	61,555	164,161	105,530
Net realized gain (loss)	$437,118	$2,245,333	$231,446	$3,095,682	$(205,911)
Change in unrealized appreciation or depreciation
Affiliated issuers	$17,765,524	$8,369,576	$9,953,133	$16,820,996	$10,188,760
Net realized and unrealized gain (loss)	$18,202,642	$10,614,909	$10,184,579	$19,916,678	$9,982,849
Change in net assets from operations	$23,286,796	$13,838,471	$12,707,018	$23,080,135	$11,024,820

See Notes to Financial Statements

Statements of Operations (unaudited) – continued

Six months ended 10/31/19	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund

Net investment income (loss)
Dividends from affiliated issuers	$1,119,837	$318,391	$328,760	$164,174	$19,678
Other	79	41	47	26	6
Excess expense reimbursement from investment adviser	53,032	22,031	27,728	12,161	3,502
Total investment income	$1,172,948	$340,463	$356,535	$176,361	$23,186
Expenses

Distribution and service fees	$408,134	$160,458	$194,321	$113,771	$11,775

Shareholder servicing costs	324,332	197,115	200,200	135,240	15,643

Administrative services fee	8,797	8,797	8,797	8,797	8,797

Independent Trustees’ compensation	5,238	2,583	5,047	1,546	651

Custodian fee	6,199	4,159	4,496	3,462	2,732

Shareholder communications	10,578	8,400	10,443	9,818	2,457

Audit and tax fees	18,569	18,139	18,242	18,128	17,808

Legal fees	1,949	833	1,012	443	37

Registration fees	66,573	63,941	63,690	62,132	59,974
Miscellaneous	17,260	15,543	15,804	14,927	14,294
Total expenses	$867,629	$479,968	$522,052	$368,264	$134,168
Reduction of expenses by investment adviser and distributor	(465,032)	(319,657)	(327,693)	(254,684)	(124,245)
Net expenses	$402,597	$160,311	$194,359	$113,580	$9,923
Net investment income (loss)	$770,351	$180,152	$162,176	$62,781	$13,263

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)

Investments in affiliated issuers	$1,828,674	$(210,817)	$32,952	$(270,977)	$(16,202)
Capital gain distributions from affiliated issuers	161,827	82,925	86,342	42,888	4,893
Net realized gain (loss)	$1,990,501	$(127,892)	$119,294	$(228,089)	$(11,309)
Change in unrealized appreciation or depreciation
Affiliated issuers	$11,837,635	$7,394,195	$7,181,927	$3,913,107	$540,112
Net realized and unrealized gain (loss)	$13,828,136	$7,266,303	$7,301,221	$3,685,018	$528,803
Change in net assets from operations	$14,598,487	$7,446,455	$7,463,397	$3,747,799	$542,066

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 10/31/19 (unaudited)	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Change in net assets

From operations
Net investment income (loss)	$5,084,154	$3,223,562	$2,522,439	$3,163,457	$1,041,971

Net realized gain (loss)	437,118	2,245,333	231,446	3,095,682	(205,911)
Net unrealized gain (loss)	17,765,524	8,369,576	9,953,133	16,820,996	10,188,760
Change in net assets from operations	$23,286,796	$13,838,471	$12,707,018	$23,080,135	$11,024,820
Total distributions to shareholders	$(5,111,781)	$—	$—	$—	$—
Change in net assets from fund share transactions	$13,668,859	$(12,040,191)	$14,263,731	$(4,364,743)	$18,287,394
Total change in net assets	$31,843,874	$1,798,280	$26,970,749	$18,715,392	$29,312,214

Net assets
At beginning of period	574,655,959	342,252,732	292,472,273	589,355,522	288,533,785
At end of period	$606,499,833	$344,051,012	$319,443,022	$608,070,914	$317,845,999

Six months ended 10/31/19 (unaudited)	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Change in net assets

From operations
Net investment income (loss)	$770,351	$180,152	$162,176	$62,781	$13,263

Net realized gain (loss)	1,990,501	(127,892)	119,294	(228,089)	(11,309)
Net unrealized gain (loss)	11,837,635	7,394,195	7,181,927	3,913,107	540,112
Change in net assets from operations	$14,598,487	$7,446,455	$7,463,397	$3,747,799	$542,066
Change in net assets from fund share transactions	$5,029,682	$21,657,506	$15,086,563	$10,312,690	$6,183,389
Total change in net assets	$19,628,169	$29,103,961	$22,549,960	$14,060,489	$6,725,455

Net assets
At beginning of period	426,890,553	199,062,703	211,445,413	103,397,148	10,058,713
At end of period	$446,518,722	$228,166,664	$233,995,373	$117,457,637	$16,784,168

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 4/30/19	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Change in net assets

From operations
Net investment income (loss)	$13,429,149	$9,297,392	$6,945,816	$14,351,828	$6,013,736

Net realized gain (loss)	6,686,650	9,051,425	3,838,198	19,994,387	5,449,400
Net unrealized gain (loss)	7,671,552	384,845	5,123,265	2,292,247	6,135,730
Change in net assets from operations	$27,787,351	$18,733,662	$15,907,279	$36,638,462	$17,598,866
Total distributions to shareholders	$(20,987,416)	$(18,339,611)	$(10,143,196)	$(28,803,946)	$(9,435,149)
Change in net assets from fund share transactions	$(587,657)	$(17,882,528)	$49,680,033	$15,493,522	$53,588,567
Total change in net assets	$6,212,278	$(17,488,477)	$55,444,116	$23,328,038	$61,752,284

Net assets
At beginning of period	568,443,681	359,741,209	237,028,157	566,027,484	226,781,501
At end of period	$574,655,959	$342,252,732	$292,472,273	$589,355,522	$288,533,785

Year ended 4/30/19	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Change in net assets

From operations
Net investment income (loss)	$9,679,003	$3,832,443	$4,746,038	$1,926,078	$147,647

Net realized gain (loss)	18,195,926	4,617,171	6,578,663	1,952,341	(16,724)
Net unrealized gain (loss)	748,500	4,085,562	3,595,525	2,678,794	446,750
Change in net assets from operations	$28,623,429	$12,535,176	$14,920,226	$6,557,213	$577,673
Total distributions to shareholders	$(22,289,256)	$(6,197,223)	$(7,384,189)	$(2,720,076)	$(174,213)
Change in net assets from fund share transactions	$(7,743,746)	$31,292,577	$(3,056,119)	$20,085,679	$6,068,672
Total change in net assets	$(1,409,573)	$37,630,530	$4,479,918	$23,922,816	$6,472,132

Net assets
At beginning of period	428,300,126	161,432,173	206,965,495	79,474,332	3,586,581
At end of period	$426,890,553	$199,062,703	$211,445,413	$103,397,148	$10,058,713

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS LIFETIME INCOME FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class A	(unaudited)

Net asset value, beginning of period	$12.39		$12.25	$12.20	$12.08	$12.29	$12.15

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12		$0.31	$0.27	$0.21	$0.18	$0.21
Net realized and unrealized gain (loss)	0.39		0.30	0.20	0.39	(0.11)	0.22
Total from investment operations	$0.51		$0.61	$0.47	$0.60	$0.07	$0.43

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.32)	$(0.27)	$(0.24)	$(0.19)	$(0.22)
From net realized gain	—		(0.15)	(0.15)	(0.24)	(0.09)	(0.07)
Total distributions declared to shareholders	$(0.12)		$(0.47)	$(0.42)	$(0.48)	$(0.28)	$(0.29)
Net asset value, end of period (x)	$12.78		$12.39	$12.25	$12.20	$12.08	$12.29
Total return (%) (r)(s)(t)(x)	4.13	(n)	5.18	3.84	5.09	0.58	3.66

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45	(a)	0.45	0.45	0.46	0.38	0.39

Expenses after expense reductions (f)(h)	0.23	(a)	0.23	0.24	0.25	0.25	0.25

Net investment income (loss) (l)	1.89	(a)	2.57	2.19	1.74	1.54	1.68

Portfolio turnover	5	(n)	10	11	25	10	14
Net assets at end of period (000 omitted)	$122,109		$111,591	$108,482	$115,872	$120,810	$126,212

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class B	(unaudited)

Net asset value, beginning of period	$12.40		$12.25	$12.20	$12.08	$12.29	$12.15

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07		$0.22	$0.17	$0.12	$0.09	$0.11
Net realized and unrealized gain (loss)	0.38		0.31	0.21	0.39	(0.11)	0.23
Total from investment operations	$0.45		$0.53	$0.38	$0.51	$(0.02)	$0.34

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.23)	$(0.18)	$(0.15)	$(0.10)	$(0.13)
From net realized gain	—		(0.15)	(0.15)	(0.24)	(0.09)	(0.07)
Total distributions declared to shareholders	$(0.07)		$(0.38)	$(0.33)	$(0.39)	$(0.19)	$(0.20)
Net asset value, end of period (x)	$12.78		$12.40	$12.25	$12.20	$12.08	$12.29
Total return (%) (r)(s)(t)(x)	3.66	(n)	4.48	3.07	4.31	(0.16)	2.89

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	(a)	1.20	1.20	1.21	1.13	1.14

Expenses after expense reductions (f)(h)	0.98	(a)	0.99	0.99	1.00	1.00	1.00

Net investment income (loss) (l)	1.14	(a)	1.81	1.40	0.98	0.79	0.93

Portfolio turnover	5	(n)	10	11	25	10	14
Net assets at end of period (000 omitted)	$8,218		$9,111	$11,818	$15,801	$18,088	$20,720

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class C	(unaudited)

Net asset value, beginning of period	$12.39		$12.25	$12.19	$12.08	$12.29	$12.15

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07		$0.22	$0.18	$0.12	$0.09	$0.11
Net realized and unrealized gain (loss)	0.39		0.30	0.21	0.38	(0.11)	0.23
Total from investment operations	$0.46		$0.52	$0.39	$0.50	$(0.02)	$0.34

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.23)	$(0.18)	$(0.15)	$(0.10)	$(0.13)
From net realized gain	—		(0.15)	(0.15)	(0.24)	(0.09)	(0.07)
Total distributions declared to shareholders	$(0.07)		$(0.38)	$(0.33)	$(0.39)	$(0.19)	$(0.20)
Net asset value, end of period (x)	$12.78		$12.39	$12.25	$12.19	$12.08	$12.29
Total return (%) (r)(s)(t)(x)	3.75	(n)	4.40	3.15	4.22	(0.16)	2.89

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	(a)	1.20	1.20	1.21	1.13	1.14

Expenses after expense reductions (f)(h)	0.98	(a)	0.99	0.99	1.00	1.00	1.00

Net investment income (loss) (l)	1.14	(a)	1.80	1.43	0.98	0.79	0.93

Portfolio turnover	5	(n)	10	11	25	10	14
Net assets at end of period (000 omitted)	$108,437		$112,773	$128,791	$147,518	$153,472	$162,868

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class I	(unaudited)

Net asset value, beginning of period	$12.40		$12.25	$12.20	$12.08	$12.30	$12.15

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14		$0.34	$0.31	$0.24	$0.21	$0.23
Net realized and unrealized gain (loss)	0.39		0.31	0.19	0.39	(0.12)	0.25
Total from investment operations	$0.53		$0.65	$0.50	$0.63	$0.09	$0.48

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.35)	$(0.30)	$(0.27)	$(0.22)	$(0.26)
From net realized gain	—		(0.15)	(0.15)	(0.24)	(0.09)	(0.07)
Total distributions declared to shareholders	$(0.14)		$(0.50)	$(0.45)	$(0.51)	$(0.31)	$(0.33)
Net asset value, end of period (x)	$12.79		$12.40	$12.25	$12.20	$12.08	$12.30
Total return (%) (r)(s)(t)(x)	4.26	(n)	5.53	4.10	5.35	0.75	4.00

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.20	(a)	0.20	0.20	0.21	0.13	0.14

Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.14	(a)	2.82	2.46	1.98	1.76	1.92

Portfolio turnover	5	(n)	10	11	25	10	14
Net assets at end of period (000 omitted)	$35,713		$34,654	$32,496	$32,683	$26,134	$29,661

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R1	(unaudited)

Net asset value, beginning of period	$12.41		$12.26	$12.21	$12.09	$12.30	$12.16

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07		$0.21	$0.18	$0.12	$0.10	$0.12
Net realized and unrealized gain (loss)	0.39		0.32	0.20	0.39	(0.12)	0.22
Total from investment operations	$0.46		$0.53	$0.38	$0.51	$(0.02)	$0.34

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.23)	$(0.18)	$(0.15)	$(0.10)	$(0.13)
From net realized gain	—		(0.15)	(0.15)	(0.24)	(0.09)	(0.07)
Total distributions declared to shareholders	$(0.07)		$(0.38)	$(0.33)	$(0.39)	$(0.19)	$(0.20)
Net asset value, end of period (x)	$12.80		$12.41	$12.26	$12.21	$12.09	$12.30
Total return (%) (r)(s)(t)(x)	3.74	(n)	4.48	3.06	4.31	(0.16)	2.88

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	(a)	1.20	1.20	1.21	1.13	1.14

Expenses after expense reductions (f)(h)	0.98	(a)	0.98	0.99	1.00	1.00	1.00

Net investment income (loss) (l)	1.14	(a)	1.72	1.42	0.96	0.79	0.95

Portfolio turnover	5	(n)	10	11	25	10	14
Net assets at end of period (000 omitted)	$2,818		$3,977	$4,344	$4,453	$5,332	$5,606

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R2	(unaudited)

Net asset value, beginning of period	$12.40		$12.26	$12.20	$12.08	$12.30	$12.16

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10		$0.28	$0.24	$0.18	$0.16	$0.18
Net realized and unrealized gain (loss)	0.39		0.30	0.21	0.39	(0.13)	0.22
Total from investment operations	$0.49		$0.58	$0.45	$0.57	$0.03	$0.40

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.29)	$(0.24)	$(0.21)	$(0.16)	$(0.19)
From net realized gain	—		(0.15)	(0.15)	(0.24)	(0.09)	(0.07)
Total distributions declared to shareholders	$(0.10)		$(0.44)	$(0.39)	$(0.45)	$(0.25)	$(0.26)
Net asset value, end of period (x)	$12.79		$12.40	$12.26	$12.20	$12.08	$12.30
Total return (%) (r)(s)(t)(x)	4.00	(n)	4.92	3.67	4.83	0.25	3.40

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.70	(a)	0.70	0.70	0.71	0.63	0.64

Expenses after expense reductions (f)(h)	0.48	(a)	0.49	0.49	0.50	0.50	0.50

Net investment income (loss) (l)	1.64	(a)	2.30	1.91	1.49	1.32	1.46

Portfolio turnover	5	(n)	10	11	25	10	14
Net assets at end of period (000 omitted)	$16,902		$19,458	$27,110	$31,542	$24,621	$28,528

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R3	(unaudited)

Net asset value, beginning of period	$12.40		$12.25	$12.20	$12.08	$12.30	$12.15

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12		$0.31	$0.27	$0.21	$0.17	$0.21
Net realized and unrealized gain (loss)	0.38		0.31	0.20	0.39	(0.11)	0.23
Total from investment operations	$0.50		$0.62	$0.47	$0.60	$0.06	$0.44

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.32)	$(0.27)	$(0.24)	$(0.19)	$(0.22)
From net realized gain	—		(0.15)	(0.15)	(0.24)	(0.09)	(0.07)
Total distributions declared to shareholders	$(0.12)		$(0.47)	$(0.42)	$(0.48)	$(0.28)	$(0.29)
Net asset value, end of period (x)	$12.78		$12.40	$12.25	$12.20	$12.08	$12.30
Total return (%) (r)(s)(t)(x)	4.05	(n)	5.26	3.84	5.09	0.50	3.74

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45	(a)	0.45	0.45	0.47	0.38	0.39

Expenses after expense reductions (f)(h)	0.23	(a)	0.24	0.24	0.25	0.25	0.25

Net investment income (loss) (l)	1.89	(a)	2.57	2.21	1.74	1.46	1.68

Portfolio turnover	5	(n)	10	11	25	10	14
Net assets at end of period (000 omitted)	$67,389		$54,540	$54,156	$49,628	$33,728	$25,641

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R4	(unaudited)

Net asset value, beginning of period	$12.39		$12.25	$12.20	$12.08	$12.30	$12.16

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14		$0.34	$0.31	$0.24	$0.21	$0.24
Net realized and unrealized gain (loss)	0.39		0.30	0.19	0.39	(0.12)	0.23
Total from investment operations	$0.53		$0.64	$0.50	$0.63	$0.09	$0.47

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.35)	$(0.30)	$(0.27)	$(0.22)	$(0.26)
From net realized gain	—		(0.15)	(0.15)	(0.24)	(0.09)	(0.07)
Total distributions declared to shareholders	$(0.14)		$(0.50)	$(0.45)	$(0.51)	$(0.31)	$(0.33)
Net asset value, end of period (x)	$12.78		$12.39	$12.25	$12.20	$12.08	$12.30
Total return (%) (r)(s)(t)(x)	4.26	(n)	5.44	4.10	5.35	0.75	3.92

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.20	(a)	0.20	0.21	0.21	0.13	0.14

Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.14	(a)	2.82	2.51	2.01	1.78	1.93

Portfolio turnover	5	(n)	10	11	25	10	14
Net assets at end of period (000 omitted)	$44,323		$47,906	$52,790	$112,472	$83,522	$75,336

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17 (i)
Class R6	(unaudited)

Net asset value, beginning of period	$12.43		$12.29	$12.23	$12.37

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14		$0.35	$0.35	$0.11
Net realized and unrealized gain (loss)	0.39		0.30	0.17	0.21
Total from investment operations	$0.53		$0.65	$0.52	$0.32

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.36)	$(0.31)	$(0.22)
From net realized gain	—		(0.15)	(0.15)	(0.24)
Total distributions declared to shareholders	$(0.14)		$(0.51)	$(0.46)	$(0.46)
Net asset value, end of period (x)	$12.82		$12.43	$12.29	$12.23
Total return (%) (r)(s)(t)(x)	4.29	(n)	5.52	4.28	2.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.11	(a)	0.12	0.10	0.21	(a)

Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	2.22	(a)	2.84	2.83	1.34	(a)

Portfolio turnover	5	(n)	10	11	25
Net assets at end of period (000 omitted)	$38,150		$33,595	$26,728	$6,775

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15 (i)
Class 529A	(unaudited)

Net asset value, beginning of period	$10.15		$10.06	$10.04	$9.98	$10.17	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10		$0.25	$0.22	$0.17	$0.15	$0.02
Net realized and unrealized gain (loss)	0.32		0.25	0.17	0.32	(0.10)	0.19
Total from investment operations	$0.42		$0.50	$0.39	$0.49	$0.05	$0.21

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.26)	$(0.22)	$(0.19)	$(0.15)	$(0.04)
From net realized gain	—		(0.15)	(0.15)	(0.24)	(0.09)	—
Total distributions declared to shareholders	$(0.10)		$(0.41)	$(0.37)	$(0.43)	$(0.24)	$(0.04)
Net asset value, end of period (x)	$10.47		$10.15	$10.06	$10.04	$9.98	$10.17
Total return (%) (r)(s)(t)(x)	4.11	(n)	5.16	3.84	5.08	0.53	2.07	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.50	(a)	0.50	0.53	0.56	0.48	0.53	(a)

Expenses after expense reductions (f)(h)	0.27	(a)	0.27	0.28	0.29	0.29	0.30	(a)

Net investment income (loss) (l)	1.85	(a)	2.55	2.16	1.70	1.48	0.70	(a)

Portfolio turnover	5	(n)	10	11	25	10	14
Net assets at end of period (000 omitted)	$122,976		$108,398	$83,713	$73,448	$52,434	$47,993

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15 (i)
Class 529B	(unaudited)

Net asset value, beginning of period	$10.15		$10.06	$10.04	$9.98	$10.17	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06		$0.18	$0.14	$0.10	$0.07	$(0.00	)(w)
Net realized and unrealized gain (loss)	0.32		0.24	0.17	0.32	(0.10)	0.18
Total from investment operations	$0.38		$0.42	$0.31	$0.42	$(0.03)	$0.18

Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.18)	$(0.14)	$(0.12)	$(0.07)	$(0.01)
From net realized gain	—		(0.15)	(0.15)	(0.24)	(0.09)	—
Total distributions declared to shareholders	$(0.06)		$(0.33)	$(0.29)	$(0.36)	$(0.16)	$(0.01)
Net asset value, end of period (x)	$10.47		$10.15	$10.06	$10.04	$9.98	$10.17
Total return (%) (r)(s)(t)(x)	3.73	(n)	4.38	3.07	4.30	(0.22)	1.83	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.25	(a)	1.25	1.28	1.31	1.23	1.28	(a)

Expenses after expense reductions (f)(h)	1.02	(a)	1.02	1.04	1.05	1.04	1.04	(a)

Net investment income (loss) (l)	1.10	(a)	1.78	1.36	0.96	0.73	(0.05	)(a)

Portfolio turnover	5	(n)	10	11	25	10	14
Net assets at end of period (000 omitted)	$4,818		$4,492	$3,975	$4,722	$3,456	$3,428

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15 (i)
Class 529C	(unaudited)

Net asset value, beginning of period	$10.15		$10.05	$10.04	$9.98	$10.17	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06		$0.18	$0.14	$0.09	$0.07	$(0.00	)(w)
Net realized and unrealized gain (loss)	0.31		0.25	0.16	0.33	(0.10)	0.18
Total from investment operations	$0.37		$0.43	$0.30	$0.42	$(0.03)	$0.18

Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.18)	$(0.14)	$(0.12)	$(0.07)	$(0.01)
From net realized gain	—		(0.15)	(0.15)	(0.24)	(0.09)	—
Total distributions declared to shareholders	$(0.06)		$(0.33)	$(0.29)	$(0.36)	$(0.16)	$(0.01)
Net asset value, end of period (x)	$10.46		$10.15	$10.05	$10.04	$9.98	$10.17
Total return (%) (r)(s)(t)(x)	3.63	(n)	4.48	2.97	4.30	(0.22)	1.83	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.25	(a)	1.25	1.28	1.31	1.23	1.28	(a)

Expenses after expense reductions (f)(h)	1.03	(a)	1.03	1.04	1.05	1.04	1.05	(a)

Net investment income (loss) (l)	1.09	(a)	1.79	1.40	0.94	0.74	(0.05	)(a)

Portfolio turnover	5	(n)	10	11	25	10	14
Net assets at end of period (000 omitted)	$34,647		$34,160	$34,039	$32,166	$26,047	$23,987

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)

For Class 529A, Class 529B, Class 529C, and Class R6, the period is from the class inception, January 8, 2015 (Classes 529A, 529B, and 529C) and August 29, 2016 (Class R6), respectively, through the stated period end.

(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class A	(unaudited)

Net asset value, beginning of period	$12.98		$13.01	$12.94	$13.08	$13.52	$13.16

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12		$0.33	$0.29	$0.23	$0.20	$0.22
Net realized and unrealized gain (loss)	0.41		0.30	0.35	0.60	(0.18)	0.40
Total from investment operations	$0.53		$0.63	$0.64	$0.83	$0.02	$0.62

Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.35)	$(0.21)	$(0.23)	$(0.26)
From net realized gain	—		(0.34)	(0.22)	(0.76)	(0.23)	—
Total distributions declared to shareholders	$—		$(0.66)	$(0.57)	$(0.97)	$(0.46)	$(0.26)
Net asset value, end of period (x)	$13.51		$12.98	$13.01	$12.94	$13.08	$13.52
Total return (%) (r)(s)(t)(x)	4.08	(n)	5.30	4.94	6.60	0.20	4.76

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.50	(a)	0.48	0.48	0.48	0.40	0.42

Expenses after expense reductions (f)(h)	0.24	(a)	0.23	0.24	0.25	0.25	0.25

Net investment income (loss) (l)	1.82	(a)	2.56	2.22	1.73	1.52	1.62

Portfolio turnover	6	(n)	17	19	35	11	18
Net assets at end of period (000 omitted)	$43,214		$44,271	$46,580	$50,239	$46,171	$45,846

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class B	(unaudited)

Net asset value, beginning of period	$12.91		$12.92	$12.84	$12.98	$13.41	$13.06

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07		$0.23	$0.19	$0.13	$0.10	$0.12
Net realized and unrealized gain (loss)	0.41		0.31	0.35	0.59	(0.17)	0.39
Total from investment operations	$0.48		$0.54	$0.54	$0.72	$(0.07)	$0.51

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.24)	$(0.10)	$(0.13)	$(0.16)
From net realized gain	—		(0.34)	(0.22)	(0.76)	(0.23)	—
Total distributions declared to shareholders	$—		$(0.55)	$(0.46)	$(0.86)	$(0.36)	$(0.16)
Net asset value, end of period (x)	$13.39		$12.91	$12.92	$12.84	$12.98	$13.41
Total return (%) (r)(s)(t)(x)	3.72	(n)	4.49	4.21	5.75	(0.49)	3.96

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.25	(a)	1.23	1.23	1.22	1.15	1.17

Expenses after expense reductions (f)(h)	0.99	(a)	0.98	0.99	1.00	1.00	1.00

Net investment income (loss) (l)	1.07	(a)	1.81	1.46	0.99	0.77	0.93

Portfolio turnover	6	(n)	17	19	35	11	18
Net assets at end of period (000 omitted)	$3,082		$3,148	$4,420	$5,425	$6,376	$6,605

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class C	(unaudited)

Net asset value, beginning of period	$12.71		$12.74	$12.67	$12.83	$13.26	$12.92

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07		$0.23	$0.19	$0.13	$0.10	$0.12
Net realized and unrealized gain (loss)	0.40		0.30	0.34	0.58	(0.18)	0.39
Total from investment operations	$0.47		$0.53	$0.53	$0.71	$(0.08)	$0.51

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.24)	$(0.11)	$(0.12)	$(0.17)
From net realized gain	—		(0.34)	(0.22)	(0.76)	(0.23)	—
Total distributions declared to shareholders	$—		$(0.56)	$(0.46)	$(0.87)	$(0.35)	$(0.17)
Net asset value, end of period (x)	$13.18		$12.71	$12.74	$12.67	$12.83	$13.26
Total return (%) (r)(s)(t)(x)	3.70	(n)	4.50	4.20	5.76	(0.53)	3.97

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.25	(a)	1.23	1.23	1.23	1.15	1.17

Expenses after expense reductions (f)(h)	0.99	(a)	0.98	0.99	1.00	1.00	1.00

Net investment income (loss) (l)	1.07	(a)	1.82	1.47	0.98	0.76	0.92

Portfolio turnover	6	(n)	17	19	35	11	18
Net assets at end of period (000 omitted)	$11,647		$11,881	$13,178	$16,629	$17,196	$18,428

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class I	(unaudited)

Net asset value, beginning of period	$13.07		$13.10	$13.03	$13.16	$13.60	$13.24

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14		$0.36	$0.33	$0.30	$0.23	$0.26
Net realized and unrealized gain (loss)	0.42		0.31	0.35	0.57	(0.18)	0.40
Total from investment operations	$0.56		$0.67	$0.68	$0.87	$0.05	$0.66

Less distributions declared to shareholders
From net investment income	$—		$(0.36)	$(0.39)	$(0.24)	$(0.26)	$(0.30)
From net realized gain	—		(0.34)	(0.22)	(0.76)	(0.23)	—
Total distributions declared to shareholders	$—		$(0.70)	$(0.61)	$(1.00)	$(0.49)	$(0.30)
Net asset value, end of period (x)	$13.63		$13.07	$13.10	$13.03	$13.16	$13.60
Total return (%) (r)(s)(t)(x)	4.28	(n)	5.54	5.19	6.91	0.45	5.03

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.25	(a)	0.23	0.23	0.21	0.15	0.17

Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.07	(a)	2.76	2.50	2.25	1.78	1.93

Portfolio turnover	6	(n)	17	19	35	11	18
Net assets at end of period (000 omitted)	$2,391		$2,134	$1,742	$1,631	$4,466	$7,312

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R1	(unaudited)

Net asset value, beginning of period	$12.91		$12.94	$12.88	$13.00	$13.42	$13.06

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07		$0.23	$0.20	$0.12	$0.10	$0.12
Net realized and unrealized gain (loss)	0.41		0.31	0.34	0.60	(0.18)	0.40
Total from investment operations	$0.48		$0.54	$0.54	$0.72	$(0.08)	$0.52

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.26)	$(0.08)	$(0.11)	$(0.16)
From net realized gain	—		(0.34)	(0.22)	(0.76)	(0.23)	—
Total distributions declared to shareholders	$—		$(0.57)	$(0.48)	$(0.84)	$(0.34)	$(0.16)
Net asset value, end of period (x)	$13.39		$12.91	$12.94	$12.88	$13.00	$13.42
Total return (%) (r)(s)(t)(x)	3.72	(n)	4.51	4.19	5.73	(0.54)	3.99

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.25	(a)	1.23	1.23	1.22	1.15	1.17

Expenses after expense reductions (f)(h)	0.99	(a)	0.98	0.99	1.00	1.00	1.00

Net investment income (loss) (l)	1.07	(a)	1.82	1.49	0.95	0.78	0.93

Portfolio turnover	6	(n)	17	19	35	11	18
Net assets at end of period (000 omitted)	$4,238		$4,510	$4,587	$4,355	$4,794	$6,357

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R2	(unaudited)

Net asset value, beginning of period	$12.88		$12.91	$12.84	$13.00	$13.43	$13.08

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10		$0.30	$0.26	$0.19	$0.17	$0.19
Net realized and unrealized gain (loss)	0.41		0.30	0.35	0.59	(0.18)	0.39
Total from investment operations	$0.51		$0.60	$0.61	$0.78	$(0.01)	$0.58

Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.32)	$(0.18)	$(0.19)	$(0.23)
From net realized gain	—		(0.34)	(0.22)	(0.76)	(0.23)	—
Total distributions declared to shareholders	$—		$(0.63)	$(0.54)	$(0.94)	$(0.42)	$(0.23)
Net asset value, end of period (x)	$13.39		$12.88	$12.91	$12.84	$13.00	$13.43
Total return (%) (r)(s)(t)(x)	3.96	(n)	5.04	4.73	6.26	0.01	4.48

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.75	(a)	0.73	0.73	0.73	0.65	0.67

Expenses after expense reductions (f)(h)	0.49	(a)	0.48	0.49	0.50	0.50	0.50

Net investment income (loss) (l)	1.57	(a)	2.32	1.97	1.49	1.28	1.42

Portfolio turnover	6	(n)	17	19	35	11	18
Net assets at end of period (000 omitted)	$43,518		$47,259	$72,233	$76,217	$63,116	$68,263
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R3	(unaudited)

Net asset value, beginning of period	$12.98		$13.01	$12.95	$13.09	$13.53	$13.18

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12		$0.34	$0.30	$0.22	$0.19	$0.22
Net realized and unrealized gain (loss)	0.41		0.30	0.34	0.61	(0.17)	0.40
Total from investment operations	$0.53		$0.64	$0.64	$0.83	$0.02	$0.62

Less distributions declared to shareholders
From net investment income	$—		$(0.33)	$(0.36)	$(0.21)	$(0.23)	$(0.27)
From net realized gain	—		(0.34)	(0.22)	(0.76)	(0.23)	—
Total distributions declared to shareholders	$—		$(0.67)	$(0.58)	$(0.97)	$(0.46)	$(0.27)
Net asset value, end of period (x)	$13.51		$12.98	$13.01	$12.95	$13.09	$13.53
Total return (%) (r)(s)(t)(x)	4.08	(n)	5.33	4.90	6.59	0.20	4.72

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.50	(a)	0.48	0.48	0.48	0.40	0.42

Expenses after expense reductions (f)(h)	0.24	(a)	0.23	0.24	0.25	0.25	0.25

Net investment income (loss) (l)	1.82	(a)	2.61	2.24	1.71	1.45	1.67

Portfolio turnover	6	(n)	17	19	35	11	18
Net assets at end of period (000 omitted)	$87,932		$79,478	$84,245	$74,655	$63,904	$51,380

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R4	(unaudited)

Net asset value, beginning of period	$13.07		$13.10	$13.01	$13.15	$13.58	$13.23

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14		$0.37	$0.34	$0.27	$0.23	$0.26
Net realized and unrealized gain (loss)	0.41		0.30	0.34	0.59	(0.17)	0.39
Total from investment operations	$0.55		$0.67	$0.68	$0.86	$0.06	$0.65

Less distributions declared to shareholders
From net investment income	$—		$(0.36)	$(0.37)	$(0.24)	$(0.26)	$(0.30)
From net realized gain	—		(0.34)	(0.22)	(0.76)	(0.23)	—
Total distributions declared to shareholders	$—		$(0.70)	$(0.59)	$(1.00)	$(0.49)	$(0.30)
Net asset value, end of period (x)	$13.62		$13.07	$13.10	$13.01	$13.15	$13.58
Total return (%) (r)(s)(t)(x)	4.21	(n)	5.55	5.24	6.83	0.53	4.96

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.25	(a)	0.23	0.24	0.23	0.15	0.17

Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	2.07	(a)	2.82	2.56	2.02	1.76	1.94

Portfolio turnover	6	(n)	17	19	35	11	18
Net assets at end of period (000 omitted)	$82,345		$85,763	$87,475	$146,535	$165,273	$159,446

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17 (i)
Class R6	(unaudited)

Net asset value, beginning of period	$13.05		$13.09	$13.02	$13.60

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15		$0.38	$0.38	$0.11
Net realized and unrealized gain (loss)	0.42		0.30	0.31	0.32
Total from investment operations	$0.57		$0.68	$0.69	$0.43

Less distributions declared to shareholders
From net investment income	$—		$(0.38)	$(0.40)	$(0.25)
From net realized gain	—		(0.34)	(0.22)	(0.76)
Total distributions declared to shareholders	$—		$(0.72)	$(0.62)	$(1.01)
Net asset value, end of period (x)	$13.62		$13.05	$13.09	$13.02
Total return (%) (r)(s)(t)(x)	4.37	(n)	5.62	5.33	3.43	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.12	(a)	0.11	0.10	0.16	(a)

Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	2.20	(a)	2.95	2.82	1.28	(a)

Portfolio turnover	6	(n)	17	19	35
Net assets at end of period (000 omitted)	$65,683		$63,809	$45,280	$21,091
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class A	(unaudited)

Net asset value, beginning of period	$13.03		$12.83	$12.35	$11.76	$12.19	$11.81

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10		$0.33	$0.29	$0.20	$0.16	$0.19
Net realized and unrealized gain (loss)	0.44		0.35	0.62	0.84	(0.24)	0.47
Total from investment operations	$0.54		$0.68	$0.91	$1.04	$(0.08)	$0.66

Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.35)	$(0.17)	$(0.18)	$(0.20)
From net realized gain	—		(0.17)	(0.08)	(0.28)	(0.17)	(0.08)
Total distributions declared to shareholders	$—		$(0.48)	$(0.43)	$(0.45)	$(0.35)	$(0.28)
Net asset value, end of period (x)	$13.57		$13.03	$12.83	$12.35	$11.76	$12.19
Total return (%) (r)(s)(t)(x)	4.14	(n)	5.70	7.34	9.03	(0.60)	5.64

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.51	(a)	0.52	0.54	0.55	0.53	0.48

Expenses after expense reductions (f)(h)	0.22	(a)	0.22	0.23	0.24	0.23	0.23

Net investment income (loss) (l)	1.54	(a)	2.62	2.28	1.62	1.34	1.58

Portfolio turnover	6	(n)	14	37	33	10	13
Net assets at end of period (000 omitted)	$21,993		$19,689	$16,710	$14,518	$12,598	$8,807

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class B	(unaudited)

Net asset value, beginning of period	$12.93		$12.72	$12.26	$11.68	$12.11	$11.75

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05		$0.23	$0.19	$0.10	$0.07	$0.10
Net realized and unrealized gain (loss)	0.44		0.36	0.60	0.85	(0.24)	0.47
Total from investment operations	$0.49		$0.59	$0.79	$0.95	$(0.17)	$0.57

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.25)	$(0.09)	$(0.09)	$(0.13)
From net realized gain	—		(0.17)	(0.08)	(0.28)	(0.17)	(0.08)
Total distributions declared to shareholders	$—		$(0.38)	$(0.33)	$(0.37)	$(0.26)	$(0.21)
Net asset value, end of period (x)	$13.42		$12.93	$12.72	$12.26	$11.68	$12.11
Total return (%) (r)(s)(t)(x)	3.79	(n)	4.96	6.40	8.23	(1.37)	4.83

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.26	(a)	1.27	1.29	1.29	1.28	1.23

Expenses after expense reductions (f)(h)	0.98	(a)	0.97	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	0.78	(a)	1.82	1.47	0.86	0.59	0.83

Portfolio turnover	6	(n)	14	37	33	10	13
Net assets at end of period (000 omitted)	$1,737		$1,501	$1,472	$1,340	$1,190	$1,035

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class C	(unaudited)

Net asset value, beginning of period	$12.86		$12.66	$12.21	$11.63	$12.07	$11.71

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05		$0.22	$0.19	$0.10	$0.07	$0.10
Net realized and unrealized gain (loss)	0.44		0.37	0.60	0.84	(0.24)	0.47
Total from investment operations	$0.49		$0.59	$0.79	$0.94	$(0.17)	$0.57

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.26)	$(0.08)	$(0.10)	$(0.13)
From net realized gain	—		(0.17)	(0.08)	(0.28)	(0.17)	(0.08)
Total distributions declared to shareholders	$—		$(0.39)	$(0.34)	$(0.36)	$(0.27)	$(0.21)
Net asset value, end of period (x)	$13.35		$12.86	$12.66	$12.21	$11.63	$12.07
Total return (%) (r)(s)(t)(x)	3.81	(n)	4.94	6.42	8.24	(1.37)	4.86

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.26	(a)	1.27	1.29	1.29	1.28	1.23

Expenses after expense reductions (f)(h)	0.99	(a)	0.99	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	0.77	(a)	1.78	1.50	0.83	0.59	0.80

Portfolio turnover	6	(n)	14	37	33	10	13
Net assets at end of period (000 omitted)	$4,141		$4,186	$3,571	$3,311	$2,846	$2,213

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class I	(unaudited)

Net asset value, beginning of period	$13.08		$12.87	$12.40	$11.79	$12.22	$11.83

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12		$0.41	$0.25	$0.27	$0.19	$0.23
Net realized and unrealized gain (loss)	0.44		0.32	0.68	0.82	(0.25)	0.46
Total from investment operations	$0.56		$0.73	$0.93	$1.09	$(0.06)	$0.69

Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.38)	$(0.20)	$(0.20)	$(0.22)
From net realized gain	—		(0.17)	(0.08)	(0.28)	(0.17)	(0.08)
Total distributions declared to shareholders	$—		$(0.52)	$(0.46)	$(0.48)	$(0.37)	$(0.30)
Net asset value, end of period (x)	$13.64		$13.08	$12.87	$12.40	$11.79	$12.22
Total return (%) (r)(s)(t)(x)	4.28	(n)	6.05	7.44	9.42	(0.39)	5.89

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.26	(a)	0.27	0.32	0.28	0.29	0.23

Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	1.77	(a)	3.23	1.96	2.25	1.59	1.87

Portfolio turnover	6	(n)	14	37	33	10	13
Net assets at end of period (000 omitted)	$1,504		$1,228	$538	$127	$4,563	$1,889

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R1	(unaudited)

Net asset value, beginning of period	$12.95		$12.76	$12.33	$11.79	$12.17	$11.78

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05		$0.22	$0.20	$0.09	$0.06	$0.09
Net realized and unrealized gain (loss)	0.43		0.37	0.60	0.86	(0.24)	0.48
Total from investment operations	$0.48		$0.59	$0.80	$0.95	$(0.18)	$0.57

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.29)	$(0.13)	$(0.03)	$(0.10)
From net realized gain	—		(0.17)	(0.08)	(0.28)	(0.17)	(0.08)
Total distributions declared to shareholders	$—		$(0.40)	$(0.37)	$(0.41)	$(0.20)	$(0.18)
Net asset value, end of period (x)	$13.43		$12.95	$12.76	$12.33	$11.79	$12.17
Total return (%) (r)(s)(t)(x)	3.71	(n)	4.97	6.46	8.24	(1.40)	4.88

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.26	(a)	1.27	1.30	1.31	1.26	1.23

Expenses after expense reductions (f)(h)	0.99	(a)	0.99	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	0.77	(a)	1.76	1.58	0.77	0.51	0.73

Portfolio turnover	6	(n)	14	37	33	10	13
Net assets at end of period (000 omitted)	$1,831		$1,578	$1,234	$432	$87	$163

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R2	(unaudited)

Net asset value, beginning of period	$12.96		$12.74	$12.29	$11.73	$12.17	$11.78

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08		$0.28	$0.26	$0.17	$0.12	$0.15
Net realized and unrealized gain (loss)	0.45		0.37	0.60	0.84	(0.24)	0.49
Total from investment operations	$0.53		$0.65	$0.86	$1.01	$(0.12)	$0.64

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.33)	$(0.17)	$(0.15)	$(0.17)
From net realized gain	—		(0.17)	(0.08)	(0.28)	(0.17)	(0.08)
Total distributions declared to shareholders	$—		$(0.43)	$(0.41)	$(0.45)	$(0.32)	$(0.25)
Net asset value, end of period (x)	$13.49		$12.96	$12.74	$12.29	$11.73	$12.17
Total return (%) (r)(s)(t)(x)	4.01	(n)	5.48	6.95	8.75	(0.89)	5.42

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.76	(a)	0.77	0.79	0.81	0.79	0.73

Expenses after expense reductions (f)(h)	0.49	(a)	0.49	0.50	0.50	0.50	0.50

Net investment income (loss) (l)	1.27	(a)	2.21	2.06	1.40	1.02	1.27

Portfolio turnover	6	(n)	14	37	33	10	13
Net assets at end of period (000 omitted)	$33,289		$36,121	$35,799	$23,253	$7,489	$4,200

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R3	(unaudited)

Net asset value, beginning of period	$13.02		$12.81	$12.35	$11.76	$12.19	$11.80

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10		$0.33	$0.29	$0.20	$0.15	$0.17
Net realized and unrealized gain (loss)	0.44		0.36	0.60	0.85	(0.23)	0.49
Total from investment operations	$0.54		$0.69	$0.89	$1.05	$(0.08)	$0.66

Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.35)	$(0.18)	$(0.18)	$(0.19)
From net realized gain	—		(0.17)	(0.08)	(0.28)	(0.17)	(0.08)
Total distributions declared to shareholders	$—		$(0.48)	$(0.43)	$(0.46)	$(0.35)	$(0.27)
Net asset value, end of period (x)	$13.56		$13.02	$12.81	$12.35	$11.76	$12.19
Total return (%) (r)(s)(t)(x)	4.15	(n)	5.75	7.19	9.08	(0.60)	5.65

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.51	(a)	0.52	0.54	0.55	0.54	0.48

Expenses after expense reductions (f)(h)	0.24	(a)	0.24	0.25	0.25	0.25	0.25

Net investment income (loss) (l)	1.52	(a)	2.56	2.24	1.61	1.27	1.45

Portfolio turnover	6	(n)	14	37	33	10	13
Net assets at end of period (000 omitted)	$89,035		$76,112	$63,426	$39,042	$22,370	$12,732

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R4	(unaudited)

Net asset value, beginning of period	$13.10		$12.88	$12.40	$11.79	$12.22	$11.83

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12		$0.36	$0.35	$0.22	$0.19	$0.22
Net realized and unrealized gain (loss)	0.44		0.37	0.58	0.87	(0.25)	0.47
Total from investment operations	$0.56		$0.73	$0.93	$1.09	$(0.06)	$0.69

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.37)	$(0.20)	$(0.20)	$(0.22)
From net realized gain	—		(0.17)	(0.08)	(0.28)	(0.17)	(0.08)
Total distributions declared to shareholders	$—		$(0.51)	$(0.45)	$(0.48)	$(0.37)	$(0.30)
Net asset value, end of period (x)	$13.66		$13.10	$12.88	$12.40	$11.79	$12.22
Total return (%) (r)(s)(t)(x)	4.27	(n)	6.06	7.43	9.42	(0.40)	5.88

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.26	(a)	0.27	0.28	0.30	0.28	0.23

Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	1.77	(a)	2.82	2.68	1.84	1.59	1.82

Portfolio turnover	6	(n)	14	37	33	10	13
Net assets at end of period (000 omitted)	$106,790		$105,032	$81,894	$135,040	$105,570	$98,370

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17 (i)
Class R6	(unaudited)

Net asset value, beginning of period	$13.10		$12.88	$12.41	$12.30

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13		$0.38	$0.40	$0.11
Net realized and unrealized gain (loss)	0.43		0.37	0.55	0.48
Total from investment operations	$0.56		$0.75	$0.95	$0.59

Less distributions declared to shareholders
From net investment income	$—		$(0.36)	$(0.40)	$(0.20)
From net realized gain	—		(0.17)	(0.08)	(0.28)
Total distributions declared to shareholders	$—		$(0.53)	$(0.48)	$(0.48)
Net asset value, end of period (x)	$13.66		$13.10	$12.88	$12.41
Total return (%) (r)(s)(t)(x)	4.27	(n)	6.21	7.57	5.02	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.12	(a)	0.14	0.15	0.20	(a)

Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	1.91	(a)	2.93	3.08	1.31	(a)

Portfolio turnover	6	(n)	14	37	33
Net assets at end of period (000 omitted)	$59,123		$47,026	$32,384	$10,834
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class A	(unaudited)

Net asset value, beginning of period	$15.59		$15.48	$14.57	$13.91	$14.55	$13.90

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08		$0.37	$0.34	$0.19	$0.16	$0.18
Net realized and unrealized gain (loss)	0.53		0.49	1.13	1.42	(0.38)	0.70
Total from investment operations	$0.61		$0.86	$1.47	$1.61	$(0.22)	$0.88

Less distributions declared to shareholders
From net investment income	$—		$(0.36)	$(0.36)	$(0.19)	$(0.20)	$(0.23)
From net realized gain	—		(0.39)	(0.20)	(0.76)	(0.22)	—
Total distributions declared to shareholders	$—		$(0.75)	$(0.56)	$(0.95)	$(0.42)	$(0.23)
Net asset value, end of period (x)	$16.20		$15.59	$15.48	$14.57	$13.91	$14.55
Total return (%) (r)(s)(t)(x)	3.91	(n)	6.24	10.09	12.01	(1.51)	6.37

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46	(a)	0.46	0.46	0.47	0.42	0.44

Expenses after expense reductions (f)(h)	0.24	(a)	0.23	0.23	0.25	0.24	0.24

Net investment income (loss) (l)	1.00	(a)	2.40	2.18	1.36	1.13	1.29

Portfolio turnover	7	(n)	18	19	50	6	11
Net assets at end of period (000 omitted)	$68,592		$63,579	$61,458	$57,961	$44,995	$42,887

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class B	(unaudited)

Net asset value, beginning of period	$15.37		$15.26	$14.37	$13.73	$14.37	$13.73

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.25	$0.21	$0.08	$0.05	$0.07
Net realized and unrealized gain (loss)	0.53		0.50	1.13	1.40	(0.38)	0.69
Total from investment operations	$0.55		$0.75	$1.34	$1.48	$(0.33)	$0.76

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.25)	$(0.08)	$(0.09)	$(0.12)
From net realized gain	—		(0.39)	(0.20)	(0.76)	(0.22)	—
Total distributions declared to shareholders	$—		$(0.64)	$(0.45)	$(0.84)	$(0.31)	$(0.12)
Net asset value, end of period (x)	$15.92		$15.37	$15.26	$14.37	$13.73	$14.37
Total return (%) (r)(s)(t)(x)	3.58	(n)	5.44	9.28	11.15	(2.27)	5.59

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21	(a)	1.21	1.21	1.22	1.17	1.19

Expenses after expense reductions (f)(h)	0.99	(a)	0.99	0.99	1.00	1.00	1.00

Net investment income (loss) (l)	0.25	(a)	1.67	1.42	0.60	0.37	0.53

Portfolio turnover	7	(n)	18	19	50	6	11
Net assets at end of period (000 omitted)	$8,154		$8,727	$8,834	$8,753	$8,498	$8,414

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class C	(unaudited)

Net asset value, beginning of period	$15.27		$15.16	$14.29	$13.66	$14.29	$13.67

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.25	$0.21	$0.09	$0.05	$0.08
Net realized and unrealized gain (loss)	0.53		0.49	1.11	1.38	(0.37)	0.67
Total from investment operations	$0.55		$0.74	$1.32	$1.47	$(0.32)	$0.75

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.25)	$(0.08)	$(0.09)	$(0.13)
From net realized gain	—		(0.39)	(0.20)	(0.76)	(0.22)	—
Total distributions declared to shareholders	$—		$(0.63)	$(0.45)	$(0.84)	$(0.31)	$(0.13)
Net asset value, end of period (x)	$15.82		$15.27	$15.16	$14.29	$13.66	$14.29
Total return (%) (r)(s)(t)(x)	3.60	(n)	5.46	9.21	11.17	(2.20)	5.51

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21	(a)	1.21	1.21	1.22	1.17	1.19

Expenses after expense reductions (f)(h)	0.99	(a)	0.99	0.99	1.00	1.00	1.00

Net investment income (loss) (l)	0.25	(a)	1.63	1.42	0.61	0.38	0.55

Portfolio turnover	7	(n)	18	19	50	6	11
Net assets at end of period (000 omitted)	$14,862		$15,790	$15,885	$15,827	$15,554	$15,521

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class I	(unaudited)

Net asset value, beginning of period	$15.66		$15.55	$14.63	$14.00	$14.63	$13.98

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10		$0.42	$0.38	$0.28	$0.19	$0.23
Net realized and unrealized gain (loss)	0.54		0.48	1.14	1.33	(0.37)	0.68
Total from investment operations	$0.64		$0.90	$1.52	$1.61	$(0.18)	$0.91

Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.40)	$(0.22)	$(0.23)	$(0.26)
From net realized gain	—		(0.39)	(0.20)	(0.76)	(0.22)	—
Total distributions declared to shareholders	$—		$(0.79)	$(0.60)	$(0.98)	$(0.45)	$(0.26)
Net asset value, end of period (x)	$16.30		$15.66	$15.55	$14.63	$14.00	$14.63
Total return (%) (r)(s)(t)(x)	4.09	(n)	6.50	10.38	11.95	(1.19)	6.57

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.21	(a)	0.21	0.21	0.20	0.17	0.20

Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	1.25	(a)	2.70	2.48	1.96	1.36	1.61

Portfolio turnover	7	(n)	18	19	50	6	11
Net assets at end of period (000 omitted)	$2,356		$2,282	$2,171	$1,743	$12,156	$11,665

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R1	(unaudited)

Net asset value, beginning of period	$15.42		$15.32	$14.44	$13.78	$14.39	$13.75

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.26	$0.21	$0.08	$0.04	$0.09
Net realized and unrealized gain (loss)	0.53		0.48	1.13	1.40	(0.36)	0.67
Total from investment operations	$0.55		$0.74	$1.34	$1.48	$(0.32)	$0.76

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.26)	$(0.06)	$(0.07)	$(0.12)
From net realized gain	—		(0.39)	(0.20)	(0.76)	(0.22)	—
Total distributions declared to shareholders	$—		$(0.64)	$(0.46)	$(0.82)	$(0.29)	$(0.12)
Net asset value, end of period (x)	$15.97		$15.42	$15.32	$14.44	$13.78	$14.39
Total return (%) (r)(s)(t)(x)	3.57	(n)	5.42	9.26	11.13	(2.25)	5.56

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21	(a)	1.21	1.21	1.22	1.17	1.19

Expenses after expense reductions (f)(h)	0.99	(a)	0.99	0.99	1.00	1.00	1.00

Net investment income (loss) (l)	0.25	(a)	1.69	1.38	0.57	0.31	0.61

Portfolio turnover	7	(n)	18	19	50	6	11
Net assets at end of period (000 omitted)	$6,972		$7,423	$6,825	$5,740	$6,427	$8,165

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R2	(unaudited)

Net asset value, beginning of period	$15.43		$15.32	$14.43	$13.79	$14.43	$13.79

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06		$0.33	$0.30	$0.16	$0.12	$0.14
Net realized and unrealized gain (loss)	0.53		0.49	1.12	1.40	(0.38)	0.69
Total from investment operations	$0.59		$0.82	$1.42	$1.56	$(0.26)	$0.83

Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.33)	$(0.16)	$(0.16)	$(0.19)
From net realized gain	—		(0.39)	(0.20)	(0.76)	(0.22)	—
Total distributions declared to shareholders	$—		$(0.71)	$(0.53)	$(0.92)	$(0.38)	$(0.19)
Net asset value, end of period (x)	$16.02		$15.43	$15.32	$14.43	$13.79	$14.43
Total return (%) (r)(s)(t)(x)	3.82	(n)	6.00	9.80	11.73	(1.78)	6.07

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.71	(a)	0.71	0.71	0.72	0.67	0.69

Expenses after expense reductions (f)(h)	0.49	(a)	0.49	0.49	0.50	0.50	0.50

Net investment income (loss) (l)	0.75	(a)	2.17	1.95	1.13	0.88	1.01

Portfolio turnover	7	(n)	18	19	50	6	11
Net assets at end of period (000 omitted)	$75,186		$78,171	$112,223	$105,808	$83,102	$79,912

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R3	(unaudited)

Net asset value, beginning of period	$15.54		$15.44	$14.54	$13.88	$14.52	$13.87

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08		$0.37	$0.34	$0.19	$0.15	$0.18
Net realized and unrealized gain (loss)	0.53		0.49	1.12	1.42	(0.37)	0.70
Total from investment operations	$0.61		$0.86	$1.46	$1.61	$(0.22)	$0.88

Less distributions declared to shareholders
From net investment income	$—		$(0.37)	$(0.36)	$(0.19)	$(0.20)	$(0.23)
From net realized gain	—		(0.39)	(0.20)	(0.76)	(0.22)	—
Total distributions declared to shareholders	$—		$(0.76)	$(0.56)	$(0.95)	$(0.42)	$(0.23)
Net asset value, end of period (x)	$16.15		$15.54	$15.44	$14.54	$13.88	$14.52
Total return (%) (r)(s)(t)(x)	3.93	(n)	6.21	10.07	12.03	(1.52)	6.37

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46	(a)	0.46	0.46	0.47	0.42	0.44

Expenses after expense reductions (f)(h)	0.25	(a)	0.24	0.24	0.25	0.25	0.25

Net investment income (loss) (l)	1.00	(a)	2.44	2.20	1.34	1.06	1.27

Portfolio turnover	7	(n)	18	19	50	6	11
Net assets at end of period (000 omitted)	$155,495		$146,737	$136,815	$109,088	$90,624	$71,753

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R4	(unaudited)

Net asset value, beginning of period	$15.68		$15.56	$14.64	$13.97	$14.61	$13.96

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10		$0.40	$0.40	$0.24	$0.19	$0.22
Net realized and unrealized gain (loss)	0.54		0.51	1.11	1.41	(0.38)	0.69
Total from investment operations	$0.64		$0.91	$1.51	$1.65	$(0.19)	$0.91

Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.39)	$(0.22)	$(0.23)	$(0.26)
From net realized gain	—		(0.39)	(0.20)	(0.76)	(0.22)	—
Total distributions declared to shareholders	$—		$(0.79)	$(0.59)	$(0.98)	$(0.45)	$(0.26)
Net asset value, end of period (x)	$16.32		$15.68	$15.56	$14.64	$13.97	$14.61
Total return (%) (r)(s)(t)(x)	4.08	(n)	6.56	10.30	12.28	(1.26)	6.58

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.21	(a)	0.21	0.21	0.22	0.17	0.20

Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	1.24	(a)	2.61	2.57	1.66	1.37	1.56

Portfolio turnover	7	(n)	18	19	50	6	11
Net assets at end of period (000 omitted)	$163,245		$158,288	$148,064	$188,413	$184,249	$169,285

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17 (i)
Class R6	(unaudited)

Net asset value, beginning of period	$15.68		$15.56	$14.65	$14.67

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11		$0.44	$0.45	$0.07
Net realized and unrealized gain (loss)	0.54		0.49	1.08	0.90
Total from investment operations	$0.65		$0.93	$1.53	$0.97

Less distributions declared to shareholders
From net investment income	$—		$(0.42)	$(0.42)	$(0.23)
From net realized gain	—		(0.39)	(0.20)	(0.76)
Total distributions declared to shareholders	$—		$(0.81)	$(0.62)	$(0.99)
Net asset value, end of period (x)	$16.33		$15.68	$15.56	$14.65
Total return (%) (r)(s)(t)(x)	4.15	(n)	6.71	10.43	7.05	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	(a)	0.08	0.08	0.13	(a)

Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	1.38	(a)	2.86	2.91	0.75	(a)

Portfolio turnover	7	(n)	18	19	50
Net assets at end of period (000 omitted)	$113,210		$108,358	$73,753	$33,584
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class A	(unaudited)

Net asset value, beginning of period	$14.94		$14.61	$13.49	$12.35	$12.96	$12.41

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04		$0.34	$0.31	$0.16	$0.12	$0.15
Net realized and unrealized gain (loss)	0.50		0.52	1.28	1.44	(0.35)	0.67
Total from investment operations	$0.54		$0.86	$1.59	$1.60	$(0.23)	$0.82

Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.37)	$(0.15)	$(0.16)	$(0.18)
From net realized gain	—		(0.21)	(0.10)	(0.31)	(0.22)	(0.09)
Total distributions declared to shareholders	$—		$(0.53)	$(0.47)	$(0.46)	$(0.38)	$(0.27)
Net asset value, end of period (x)	$15.48		$14.94	$14.61	$13.49	$12.35	$12.96
Total return (%) (r)(s)(t)(x)	3.61	(n)	6.50	11.78	13.18	(1.71)	6.72

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.52	(a)	0.54	0.56	0.59	0.59	0.54

Expenses after expense reductions (f)(h)	0.24	(a)	0.24	0.25	0.25	0.24	0.24

Net investment income (loss) (l)	0.57	(a)	2.36	2.13	1.23	0.98	1.19

Portfolio turnover	6	(n)	12	33	43	7	8
Net assets at end of period (000 omitted)	$18,368		$16,563	$15,369	$10,591	$7,454	$6,353

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class B	(unaudited)

Net asset value, beginning of period	$14.84		$14.49	$13.39	$12.26	$12.88	$12.36

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.22	$0.19	$0.06	$0.02	$0.04
Net realized and unrealized gain (loss)	0.49		0.54	1.28	1.43	(0.34)	0.68
Total from investment operations	$0.48		$0.76	$1.47	$1.49	$(0.32)	$0.72

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.27)	$(0.05)	$(0.08)	$(0.11)
From net realized gain	—		(0.21)	(0.10)	(0.31)	(0.22)	(0.09)
Total distributions declared to shareholders	$—		$(0.41)	$(0.37)	$(0.36)	$(0.30)	$(0.20)
Net asset value, end of period (x)	$15.32		$14.84	$14.49	$13.39	$12.26	$12.88
Total return (%) (r)(s)(t)(x)	3.23	(n)	5.71	10.96	12.34	(2.45)	5.88

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.27	(a)	1.29	1.31	1.34	1.34	1.29

Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	(0.18	)(a)	1.55	1.31	0.45	0.20	0.33

Portfolio turnover	6	(n)	12	33	43	7	8
Net assets at end of period (000 omitted)	$1,627		$1,650	$1,730	$1,314	$1,261	$950

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class C	(unaudited)

Net asset value, beginning of period	$14.78		$14.45	$13.35	$12.22	$12.83	$12.32

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.22	$0.19	$0.05	$0.03	$0.05
Net realized and unrealized gain (loss)	0.48		0.53	1.28	1.43	(0.35)	0.67
Total from investment operations	$0.47		$0.75	$1.47	$1.48	$(0.32)	$0.72

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.27)	$(0.04)	$(0.07)	$(0.12)
From net realized gain	—		(0.21)	(0.10)	(0.31)	(0.22)	(0.09)
Total distributions declared to shareholders	$—		$(0.42)	$(0.37)	$(0.35)	$(0.29)	$(0.21)
Net asset value, end of period (x)	$15.25		$14.78	$14.45	$13.35	$12.22	$12.83
Total return (%) (r)(s)(t)(x)	3.18	(n)	5.69	11.00	12.28	(2.40)	5.89

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.27	(a)	1.29	1.31	1.34	1.33	1.29

Expenses after expense reductions (f)(h)	0.99	(a)	0.99	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	(0.17	)(a)	1.54	1.35	0.40	0.27	0.39

Portfolio turnover	6	(n)	12	33	43	7	8
Net assets at end of period (000 omitted)	$2,945		$2,730	$2,510	$1,893	$1,950	$1,965

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class I	(unaudited)

Net asset value, beginning of period	$14.97		$14.64	$13.51	$12.40	$13.00	$12.44

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06		$0.37	$0.38	$0.26	$0.15	$0.17
Net realized and unrealized gain (loss)	0.49		0.53	1.25	1.34	(0.34)	0.69
Total from investment operations	$0.55		$0.90	$1.63	$1.60	$(0.19)	$0.86

Less distributions declared to shareholders
From net investment income	$—		$(0.36)	$(0.40)	$(0.18)	$(0.19)	$(0.21)
From net realized gain	—		(0.21)	(0.10)	(0.31)	(0.22)	(0.09)
Total distributions declared to shareholders	$—		$(0.57)	$(0.50)	$(0.49)	$(0.41)	$(0.30)
Net asset value, end of period (x)	$15.52		$14.97	$14.64	$13.51	$12.40	$13.00
Total return (%) (r)(s)(t)(x)	3.67	(n)	6.76	12.10	13.12	(1.40)	6.98

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.27	(a)	0.29	0.32	0.32	0.33	0.29

Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	0.82	(a)	2.55	2.59	2.01	1.19	1.36

Portfolio turnover	6	(n)	12	33	43	7	8
Net assets at end of period (000 omitted)	$903		$843	$636	$311	$3,921	$3,507

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16		4/30/15
Class R1	(unaudited)

Net asset value, beginning of period	$14.83		$14.50	$13.44	$12.39	$12.93		$12.39

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.22	$0.23	$0.07	$0.00	(w)	$0.04
Net realized and unrealized gain (loss)	0.49		0.54	1.25	1.42	(0.32)		0.68
Total from investment operations	$0.48		$0.76	$1.48	$1.49	$(0.32)		$0.72

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.32)	$(0.13)	$(0.00	)(w)	$(0.09)
From net realized gain	—		(0.21)	(0.10)	(0.31)	(0.22)		(0.09)
Total distributions declared to shareholders	$—		$(0.43)	$(0.42)	$(0.44)	$(0.22)		$(0.18)
Net asset value, end of period (x)	$15.31		$14.83	$14.50	$13.44	$12.39		$12.93
Total return (%) (r)(s)(t)(x)	3.24	(n)	5.72	11.00	12.22	(2.39)		5.90

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.27	(a)	1.29	1.31	1.36	1.31		1.29

Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00		1.00

Net investment income (loss) (l)	(0.18	)(a)	1.55	1.61	0.57	0.01		0.35

Portfolio turnover	6	(n)	12	33	43	7		8
Net assets at end of period (000 omitted)	$1,843		$2,535	$1,974	$664	$118		$180

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16		4/30/15
Class R2	(unaudited)

Net asset value, beginning of period	$14.89		$14.54	$13.43	$12.33	$12.93		$12.39

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.27	$0.27	$0.13	$0.08		$0.11
Net realized and unrealized gain (loss)	0.49		0.56	1.28	1.42	(0.33)		0.67
Total from investment operations	$0.51		$0.83	$1.55	$1.55	$(0.25)		$0.78

Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.34)	$(0.14)	$(0.13)		$(0.15)
From net realized gain	—		(0.21)	(0.10)	(0.31)	(0.22)		(0.09)
Total distributions declared to shareholders	$—		$(0.48)	$(0.44)	$(0.45)	$(0.35)		$(0.24)
Net asset value, end of period (x)	$15.40		$14.89	$14.54	$13.43	$12.33		$12.93
Total return (%) (r)(s)(t)(x)	3.43	(n)	6.23	11.57	12.80	(1.87)		6.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.77	(a)	0.79	0.81	0.86	0.84		0.79

Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	0.50		0.50

Net investment income (loss) (l)	0.31	(a)	1.84	1.86	1.00	0.66		0.86

Portfolio turnover	6	(n)	12	33	43	7		8
Net assets at end of period (000 omitted)	$31,264		$32,592	$32,185	$20,918	$5,805		$3,758
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R3	(unaudited)

Net asset value, beginning of period	$14.96		$14.63	$13.50	$12.37	$12.97	$12.43

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04		$0.34	$0.30	$0.16	$0.12	$0.14
Net realized and unrealized gain (loss)	0.50		0.52	1.30	1.43	(0.34)	0.67
Total from investment operations	$0.54		$0.86	$1.60	$1.59	$(0.22)	$0.81

Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.37)	$(0.15)	$(0.16)	$(0.18)
From net realized gain	—		(0.21)	(0.10)	(0.31)	(0.22)	(0.09)
Total distributions declared to shareholders	$—		$(0.53)	$(0.47)	$(0.46)	$(0.38)	$(0.27)
Net asset value, end of period (x)	$15.50		$14.96	$14.63	$13.50	$12.37	$12.97
Total return (%) (r)(s)(t)(x)	3.61	(n)	6.46	11.85	13.11	(1.63)	6.61

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.52	(a)	0.54	0.56	0.60	0.59	0.54

Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	0.25

Net investment income (loss) (l)	0.57	(a)	2.31	2.10	1.23	0.95	1.08

Portfolio turnover	6	(n)	12	33	43	7	8
Net assets at end of period (000 omitted)	$84,857		$71,027	$58,283	$35,284	$20,110	$12,389

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R4	(unaudited)

Net asset value, beginning of period	$15.02		$14.69	$13.54	$12.39	$13.00	$12.44

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06		$0.38	$0.38	$0.19	$0.15	$0.19
Net realized and unrealized gain (loss)	0.50		0.52	1.26	1.45	(0.35)	0.67
Total from investment operations	$0.56		$0.90	$1.64	$1.64	$(0.20)	$0.86

Less distributions declared to shareholders
From net investment income	$—		$(0.36)	$(0.39)	$(0.18)	$(0.19)	$(0.21)
From net realized gain	—		(0.21)	(0.10)	(0.31)	(0.22)	(0.09)
Total distributions declared to shareholders	$—		$(0.57)	$(0.49)	$(0.49)	$(0.41)	$(0.30)
Net asset value, end of period (x)	$15.58		$15.02	$14.69	$13.54	$12.39	$13.00
Total return (%) (r)(s)(t)(x)	3.73	(n)	6.73	12.11	13.46	(1.48)	6.98

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.27	(a)	0.29	0.30	0.34	0.34	0.29

Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	0.82	(a)	2.58	2.61	1.44	1.22	1.49

Portfolio turnover	6	(n)	12	33	43	7	8
Net assets at end of period (000 omitted)	$119,488		$115,939	$87,528	$119,254	$86,982	$77,094

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17 (i)
Class R6	(unaudited)

Net asset value, beginning of period	$15.02		$14.69	$13.55	$13.04

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07		$0.39	$0.44	$0.06
Net realized and unrealized gain (loss)	0.50		0.53	1.22	0.94
Total from investment operations	$0.57		$0.92	$1.66	$1.00

Less distributions declared to shareholders
From net investment income	$—		$(0.38)	$(0.42)	$(0.18)
From net realized gain	—		(0.21)	(0.10)	(0.31)
Total distributions declared to shareholders	$—		$(0.59)	$(0.52)	$(0.49)
Net asset value, end of period (x)	$15.59		$15.02	$14.69	$13.55
Total return (%) (r)(s)(t)(x)	3.79	(n)	6.90	12.23	7.93	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.13	(a)	0.15	0.16	0.27	(a)

Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	0.96	(a)	2.67	3.03	0.63	(a)

Portfolio turnover	6	(n)	12	33	43
Net assets at end of period (000 omitted)	$56,552		$44,655	$26,567	$9,531
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class A	(unaudited)

Net asset value, beginning of period	$16.46		$16.38	$15.00	$14.07	$14.83	$14.09

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.35	$0.31	$0.15	$0.12	$0.14
Net realized and unrealized gain (loss)	0.55		0.57	1.61	1.72	(0.41)	0.84
Total from investment operations	$0.57		$0.92	$1.92	$1.87	$(0.29)	$0.98

Less distributions declared to shareholders
From net investment income	$—		$(0.36)	$(0.36)	$(0.15)	$(0.17)	$(0.21)
From net realized gain	—		(0.48)	(0.18)	(0.79)	(0.30)	(0.03)
Total distributions declared to shareholders	$—		$(0.84)	$(0.54)	$(0.94)	$(0.47)	$(0.24)
Net asset value, end of period (x)	$17.03		$16.46	$16.38	$15.00	$14.07	$14.83
Total return (%) (r)(s)(t)(x)	3.46	(n)	6.45	12.86	13.76	(1.94)	6.97

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.49	(a)	0.48	0.48	0.50	0.45	0.48

Expenses after expense reductions (f)(h)	0.24	(a)	0.24	0.24	0.25	0.24	0.25

Net investment income (loss) (l)	0.28	(a)	2.15	1.90	1.04	0.83	0.99

Portfolio turnover	7	(n)	17	18	54	6	10
Net assets at end of period (000 omitted)	$42,370		$36,747	$36,354	$35,093	$28,324	$26,564

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class B	(unaudited)

Net asset value, beginning of period	$16.34		$16.23	$14.87	$13.95	$14.71	$13.98

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.22	$0.19	$0.04	$0.01	$0.03
Net realized and unrealized gain (loss)	0.54		0.59	1.59	1.71	(0.41)	0.83
Total from investment operations	$0.50		$0.81	$1.78	$1.75	$(0.40)	$0.86

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.24)	$(0.04)	$(0.06)	$(0.10)
From net realized gain	—		(0.48)	(0.18)	(0.79)	(0.30)	(0.03)
Total distributions declared to shareholders	$—		$(0.70)	$(0.42)	$(0.83)	$(0.36)	$(0.13)
Net asset value, end of period (x)	$16.84		$16.34	$16.23	$14.87	$13.95	$14.71
Total return (%) (r)(s)(t)(x)	3.06	(n)	5.66	12.00	12.94	(2.69)	6.16

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24	(a)	1.23	1.23	1.25	1.20	1.23

Expenses after expense reductions (f)(h)	0.99	(a)	0.99	0.99	1.00	1.00	1.00

Net investment income (loss) (l)	(0.47	)(a)	1.39	1.20	0.27	0.06	0.23

Portfolio turnover	7	(n)	17	18	54	6	10
Net assets at end of period (000 omitted)	$4,326		$4,588	$4,965	$4,924	$4,527	$4,432

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16		4/30/15
Class C	(unaudited)

Net asset value, beginning of period	$16.13		$16.03	$14.70	$13.80	$14.55		$13.83

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.21	$0.19	$0.04	$(0.00	)(w)	$0.04
Net realized and unrealized gain (loss)	0.53		0.58	1.57	1.70	(0.40)		0.82
Total from investment operations	$0.49		$0.79	$1.76	$1.74	$(0.40)		$0.86

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.25)	$(0.05)	$(0.05)		$(0.11)
From net realized gain	—		(0.48)	(0.18)	(0.79)	(0.30)		(0.03)
Total distributions declared to shareholders	$—		$(0.69)	$(0.43)	$(0.84)	$(0.35)		$(0.14)
Net asset value, end of period (x)	$16.62		$16.13	$16.03	$14.70	$13.80		$14.55
Total return (%) (r)(s)(t)(x)	3.04	(n)	5.65	11.99	12.96	(2.71)		6.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24	(a)	1.23	1.23	1.25	1.20		1.23

Expenses after expense reductions (f)(h)	0.99	(a)	0.99	1.00	1.00	1.00		1.00

Net investment income (loss) (l)	(0.47	)(a)	1.35	1.19	0.30	(0.01)		0.26

Portfolio turnover	7	(n)	17	18	54	6		10
Net assets at end of period (000 omitted)	$10,300		$10,994	$11,735	$11,035	$10,226		$11,840

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16		4/30/15
Class I	(unaudited)

Net asset value, beginning of period	$16.57		$16.47	$15.08	$14.17	$14.93		$14.18

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04		$0.42	$0.37	$0.26	$0.15		$0.19
Net realized and unrealized gain (loss)	0.55		0.55	1.60	1.63	(0.41)		0.83
Total from investment operations	$0.59		$0.97	$1.97	$1.89	$(0.26)		$1.02

Less distributions declared to shareholders
From net investment income	$—		$(0.39)	$(0.40)	$(0.19)	$(0.20)		$(0.24)
From net realized gain	—		(0.48)	(0.18)	(0.79)	(0.30)		(0.03)
Total distributions declared to shareholders	$—		$(0.87)	$(0.58)	$(0.98)	$(0.50)		$(0.27)
Net asset value, end of period (x)	$17.16		$16.57	$16.47	$15.08	$14.17		$14.93
Total return (%) (r)(s)(t)(x)	3.56	(n)	6.75	13.11	13.77	(1.68)		7.24

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.24	(a)	0.23	0.23	0.24	0.20		0.23

Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00		0.00

Net investment income (loss) (l)	0.53	(a)	2.55	2.30	1.78	1.09		1.30

Portfolio turnover	7	(n)	17	18	54	6		10
Net assets at end of period (000 omitted)	$1,438		$1,432	$1,622	$1,670	$9,766		$8,679

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R1	(unaudited)

Net asset value, beginning of period	$16.27		$16.16	$14.82	$13.87	$14.62	$13.88

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.21	$0.18	$0.02	$0.00 (w)	$0.04
Net realized and unrealized gain (loss)	0.53		0.60	1.58	1.73	(0.40)	0.82
Total from investment operations	$0.49		$0.81	$1.76	$1.75	$(0.40)	$0.86

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.24)	$(0.01)	$(0.05)	$(0.09)
From net realized gain	—		(0.48)	(0.18)	(0.79)	(0.30)	(0.03)
Total distributions declared to shareholders	$—		$(0.70)	$(0.42)	$(0.80)	$(0.35)	$(0.12)
Net asset value, end of period (x)	$16.76		$16.27	$16.16	$14.82	$13.87	$14.62
Total return (%) (r)(s)(t)(x)	3.01	(n)	5.71	11.91	12.96	(2.70)	6.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24	(a)	1.23	1.23	1.25	1.20	1.22

Expenses after expense reductions (f)(h)	1.00	(a)	0.99	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	(0.47	)(a)	1.32	1.16	0.17	0.02	0.28

Portfolio turnover	7	(n)	17	18	54	6	10
Net assets at end of period (000 omitted)	$4,416		$4,958	$4,606	$4,130	$5,279	$5,528

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R2	(unaudited)

Net asset value, beginning of period	$16.34		$16.24	$14.88	$13.97	$14.73	$14.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00	(w)	$0.31	$0.27	$0.11	$0.08	$0.11
Net realized and unrealized gain (loss)	0.54		0.57	1.59	1.71	(0.41)	0.82
Total from investment operations	$0.54		$0.88	$1.86	$1.82	$(0.33)	$0.93

Less distributions declared to shareholders
From net investment income	$—		$(0.30)	$(0.32)	$(0.12)	$(0.13)	$(0.17)
From net realized gain	—		(0.48)	(0.18)	(0.79)	(0.30)	(0.03)
Total distributions declared to shareholders	$—		$(0.78)	$(0.50)	$(0.91)	$(0.43)	$(0.20)
Net asset value, end of period (x)	$16.88		$16.34	$16.24	$14.88	$13.97	$14.73
Total return (%) (r)(s)(t)(x)	3.30	(n)	6.23	12.55	13.46	(2.18)	6.68

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.74	(a)	0.73	0.73	0.75	0.70	0.73

Expenses after expense reductions (f)(h)	0.50	(a)	0.49	0.50	0.50	0.50	0.50

Net investment income (loss) (l)	0.02	(a)	1.92	1.69	0.79	0.58	0.76

Portfolio turnover	7	(n)	17	18	54	6	10
Net assets at end of period (000 omitted)	$56,382		$59,429	$86,042	$82,965	$66,272	$61,127

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R3	(unaudited)

Net asset value, beginning of period	$16.46		$16.37	$15.00	$14.07	$14.83	$14.09

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.36	$0.31	$0.15	$0.10	$0.14
Net realized and unrealized gain (loss)	0.55		0.56	1.61	1.72	(0.39)	0.84
Total from investment operations	$0.57		$0.92	$1.92	$1.87	$(0.29)	$0.98

Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.37)	$(0.15)	$(0.17)	$(0.21)
From net realized gain	—		(0.48)	(0.18)	(0.79)	(0.30)	(0.03)
Total distributions declared to shareholders	$—		$(0.83)	$(0.55)	$(0.94)	$(0.47)	$(0.24)
Net asset value, end of period (x)	$17.03		$16.46	$16.37	$15.00	$14.07	$14.83
Total return (%) (r)(s)(t)(x)	3.46	(n)	6.45	12.81	13.76	(1.93)	6.97

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.49	(a)	0.48	0.48	0.50	0.46	0.48

Expenses after expense reductions (f)(h)	0.25	(a)	0.24	0.25	0.25	0.25	0.25

Net investment income (loss) (l)	0.28	(a)	2.20	1.94	1.03	0.74	0.98

Portfolio turnover	7	(n)	17	18	54	6	10
Net assets at end of period (000 omitted)	$99,411		$89,830	$88,577	$63,409	$49,816	$38,524

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R4	(unaudited)

Net asset value, beginning of period	$16.61		$16.51	$15.11	$14.16	$14.92	$14.17

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04		$0.39	$0.39	$0.19	$0.15	$0.19
Net realized and unrealized gain (loss)	0.55		0.58	1.58	1.74	(0.41)	0.83
Total from investment operations	$0.59		$0.97	$1.97	$1.93	$(0.26)	$1.02

Less distributions declared to shareholders
From net investment income	$—		$(0.39)	$(0.39)	$(0.19)	$(0.20)	$(0.24)
From net realized gain	—		(0.48)	(0.18)	(0.79)	(0.30)	(0.03)
Total distributions declared to shareholders	$—		$(0.87)	$(0.57)	$(0.98)	$(0.50)	$(0.27)
Net asset value, end of period (x)	$17.20		$16.61	$16.51	$15.11	$14.16	$14.92
Total return (%) (r)(s)(t)(x)	3.55	(n)	6.73	13.09	14.08	(1.68)	7.25

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.24	(a)	0.23	0.23	0.25	0.20	0.24

Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	0.52	(a)	2.36	2.44	1.33	1.07	1.30

Portfolio turnover	7	(n)	17	18	54	6	10
Net assets at end of period (000 omitted)	$151,327		$143,534	$145,328	$174,887	$166,141	$153,594

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17 (i)
Class R6	(unaudited)

Net asset value, beginning of period	$16.61		$16.51	$15.12	$14.91

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06		$0.43	$0.43	$0.04
Net realized and unrealized gain (loss)	0.54		0.56	1.56	1.15
Total from investment operations	$0.60		$0.99	$1.99	$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.41)	$(0.42)	$(0.19)
From net realized gain	—		(0.48)	(0.18)	(0.79)
Total distributions declared to shareholders	$—		$(0.89)	$(0.60)	$(0.98)
Net asset value, end of period (x)	$17.21		$16.61	$16.51	$15.12
Total return (%) (r)(s)(t)(x)	3.61	(n)	6.89	13.21	8.46	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.10	(a)	0.10	0.10	0.16	(a)

Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	0.66	(a)	2.62	2.63	0.43	(a)

Portfolio turnover	7	(n)	17	18	54
Net assets at end of period (000 omitted)	$76,548		$75,378	$49,071	$25,793
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class A	(unaudited)

Net asset value, beginning of period	$15.53		$15.15	$13.79	$12.52	$13.14	$12.55

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00	(w)	$0.32	$0.30	$0.14	$0.11	$0.13
Net realized and unrealized gain (loss)	0.52		0.57	1.52	1.57	(0.36)	0.73
Total from investment operations	$0.52		$0.89	$1.82	$1.71	$(0.25)	$0.86

Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.35)	$(0.14)	$(0.15)	$(0.18)
From net realized gain	—		(0.20)	(0.11)	(0.30)	(0.22)	(0.09)
Total distributions declared to shareholders	$—		$(0.51)	$(0.46)	$(0.44)	$(0.37)	$(0.27)
Net asset value, end of period (x)	$16.05		$15.53	$15.15	$13.79	$12.52	$13.14
Total return (%) (r)(s)(t)(x)	3.35	(n)	6.45	13.18	13.89	(1.93)	6.95

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	(a)	0.60	0.62	0.69	0.70	0.72

Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.24	0.24

Net investment income (loss) (l)	0.05	(a)	2.13	1.99	1.04	0.85	1.02

Portfolio turnover	4	(n)	12	30	45	6	7
Net assets at end of period (000 omitted)	$10,830		$8,749	$7,789	$6,135	$4,576	$2,811

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class B	(unaudited)

Net asset value, beginning of period	$15.43		$15.03	$13.70	$12.44	$13.06	$12.47

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$0.20	$0.17	$0.03	$0.00 (w)	$0.03
Net realized and unrealized gain (loss)	0.50		0.59	1.51	1.57	(0.35)	0.73
Total from investment operations	$0.45		$0.79	$1.68	$1.60	$(0.35)	$0.76

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.24)	$(0.04)	$(0.05)	$(0.08)
From net realized gain	—		(0.20)	(0.11)	(0.30)	(0.22)	(0.09)
Total distributions declared to shareholders	$—		$(0.39)	$(0.35)	$(0.34)	$(0.27)	$(0.17)
Net asset value, end of period (x)	$15.88		$15.43	$15.03	$13.70	$12.44	$13.06
Total return (%) (r)(s)(t)(x)	2.92	(n)	5.71	12.28	13.09	(2.67)	6.19

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.32	(a)	1.35	1.37	1.43	1.45	1.48

Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	(0.70	)(a)	1.31	1.15	0.24	0.02	0.22

Portfolio turnover	4	(n)	12	30	45	6	7
Net assets at end of period (000 omitted)	$828		$919	$948	$746	$593	$408

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class C	(unaudited)

Net asset value, beginning of period	$15.35		$14.97	$13.66	$12.42	$13.04	$12.48

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$0.20	$0.19	$0.03	$0.01	$0.04
Net realized and unrealized gain (loss)	0.50		0.58	1.48	1.56	(0.35)	0.72
Total from investment operations	$0.45		$0.78	$1.67	$1.59	$(0.34)	$0.76

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.25)	$(0.05)	$(0.06)	$(0.11)
From net realized gain	—		(0.20)	(0.11)	(0.30)	(0.22)	(0.09)
Total distributions declared to shareholders	$—		$(0.40)	$(0.36)	$(0.35)	$(0.28)	$(0.20)
Net asset value, end of period (x)	$15.80		$15.35	$14.97	$13.66	$12.42	$13.04
Total return (%) (r)(s)(t)(x)	2.93	(n)	5.70	12.24	13.03	(2.64)	6.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.32	(a)	1.35	1.37	1.44	1.45	1.47

Expenses after expense reductions (f)(h)	0.97	(a)	0.99	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	(0.66	)(a)	1.37	1.28	0.26	0.04	0.33

Portfolio turnover	4	(n)	12	30	45	6	7
Net assets at end of period (000 omitted)	$2,235		$2,301	$1,966	$1,640	$1,104	$909

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class I	(unaudited)

Net asset value, beginning of period	$15.60		$15.22	$13.85	$12.55	$13.16	$12.56

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.36	$0.33	$0.25	$0.14	$0.20
Net realized and unrealized gain (loss)	0.51		0.57	1.53	1.51	(0.36)	0.69
Total from investment operations	$0.53		$0.93	$1.86	$1.76	$(0.22)	$0.89

Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.38)	$(0.16)	$(0.17)	$(0.20)
From net realized gain	—		(0.20)	(0.11)	(0.30)	(0.22)	(0.09)
Total distributions declared to shareholders	$—		$(0.55)	$(0.49)	$(0.46)	$(0.39)	$(0.29)
Net asset value, end of period (x)	$16.13		$15.60	$15.22	$13.85	$12.55	$13.16
Total return (%) (r)(s)(t)(x)	3.40	(n)	6.75	13.42	14.34	(1.66)	7.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)	0.35	0.37	0.41	0.45	0.46

Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	0.30	(a)	2.40	2.24	1.89	1.10	1.53

Portfolio turnover	4	(n)	12	30	45	6	7
Net assets at end of period (000 omitted)	$383		$296	$161	$138	$1,718	$1,108

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R1	(unaudited)

Net asset value, beginning of period	$15.41		$15.06	$13.75	$12.51	$13.10	$12.51

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$0.23	$0.17	$0.03	$(0.01)	$0.02
Net realized and unrealized gain (loss)	0.50		0.55	1.52	1.58	(0.34)	0.74
Total from investment operations	$0.45		$0.78	$1.69	$1.61	$(0.35)	$0.76

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.27)	$(0.07)	$(0.02)	$(0.08)
From net realized gain	—		(0.20)	(0.11)	(0.30)	(0.22)	(0.09)
Total distributions declared to shareholders	$—		$(0.43)	$(0.38)	$(0.37)	$(0.24)	$(0.17)
Net asset value, end of period (x)	$15.86		$15.41	$15.06	$13.75	$12.51	$13.10
Total return (%) (r)(s)(t)(x)	2.92	(n)	5.70	12.27	13.05	(2.66)	6.13

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.32	(a)	1.35	1.37	1.45	1.43	1.48

Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	(0.70	)(a)	1.54	1.14	0.22	(0.09)	0.19

Portfolio turnover	4	(n)	12	30	45	6	7
Net assets at end of period (000 omitted)	$1,105		$1,093	$872	$463	$152	$172

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R2	(unaudited)

Net asset value, beginning of period	$15.42		$15.04	$13.71	$12.47	$13.10	$12.51

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.25	$0.25	$0.12	$0.07	$0.09
Net realized and unrealized gain (loss)	0.51		0.59	1.51	1.55	(0.36)	0.74
Total from investment operations	$0.49		$0.84	$1.76	$1.67	$(0.29)	$0.83

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.32)	$(0.13)	$(0.12)	$(0.15)
From net realized gain	—		(0.20)	(0.11)	(0.30)	(0.22)	(0.09)
Total distributions declared to shareholders	$—		$(0.46)	$(0.43)	$(0.43)	$(0.34)	$(0.24)
Net asset value, end of period (x)	$15.91		$15.42	$15.04	$13.71	$12.47	$13.10
Total return (%) (r)(s)(t)(x)	3.18	(n)	6.15	12.87	13.65	(2.20)	6.74

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.82	(a)	0.85	0.87	0.95	0.96	0.97

Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	0.50	0.50

Net investment income (loss) (l)	(0.20	)(a)	1.65	1.70	0.89	0.55	0.71

Portfolio turnover	4	(n)	12	30	45	6	7
Net assets at end of period (000 omitted)	$22,380		$21,895	$20,428	$10,716	$3,583	$1,769

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R3	(unaudited)

Net asset value, beginning of period	$15.52		$15.14	$13.78	$12.52	$13.13	$12.54

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00	(w)	$0.32	$0.28	$0.14	$0.10	$0.11
Net realized and unrealized gain (loss)	0.51		0.57	1.54	1.56	(0.34)	0.75
Total from investment operations	$0.51		$0.89	$1.82	$1.70	$(0.24)	$0.86

Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.35)	$(0.14)	$(0.15)	$(0.18)
From net realized gain	—		(0.20)	(0.11)	(0.30)	(0.22)	(0.09)
Total distributions declared to shareholders	$—		$(0.51)	$(0.46)	$(0.44)	$(0.37)	$(0.27)
Net asset value, end of period (x)	$16.03		$15.52	$15.14	$13.78	$12.52	$13.13
Total return (%) (r)(s)(t)(x)	3.29	(n)	6.49	13.20	13.83	(1.87)	6.92

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	(a)	0.60	0.62	0.69	0.70	0.72

Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	0.25

Net investment income (loss) (l)	0.05	(a)	2.10	1.87	1.06	0.78	0.86

Portfolio turnover	4	(n)	12	30	45	6	7
Net assets at end of period (000 omitted)	$64,989		$53,767	$42,729	$23,479	$12,721	$7,566

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R4	(unaudited)

Net asset value, beginning of period	$15.58		$15.20	$13.82	$12.54	$13.15	$12.56

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.35	$0.36	$0.17	$0.13	$0.17
Net realized and unrealized gain (loss)	0.51		0.57	1.50	1.57	(0.35)	0.71
Total from investment operations	$0.53		$0.92	$1.86	$1.74	$(0.22)	$0.88

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.37)	$(0.16)	$(0.17)	$(0.20)
From net realized gain	—		(0.20)	(0.11)	(0.30)	(0.22)	(0.09)
Total distributions declared to shareholders	$—		$(0.54)	$(0.48)	$(0.46)	$(0.39)	$(0.29)
Net asset value, end of period (x)	$16.11		$15.58	$15.20	$13.82	$12.54	$13.15
Total return (%) (r)(s)(t)(x)	3.40	(n)	6.73	13.47	14.18	(1.67)	7.13

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)	0.35	0.36	0.44	0.45	0.47

Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	0.30	(a)	2.33	2.43	1.27	1.04	1.34

Portfolio turnover	4	(n)	12	30	45	6	7
Net assets at end of period (000 omitted)	$92,212		$83,824	$70,628	$84,597	$58,947	$47,311

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17 (i)
Class R6	(unaudited)

Net asset value, beginning of period	$15.58		$15.20	$13.83	$13.21

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04		$0.36	$0.47	$0.03
Net realized and unrealized gain (loss)	0.50		0.59	1.41	1.06
Total from investment operations	$0.54		$0.95	$1.88	$1.09

Less distributions declared to shareholders
From net investment income	$—		$(0.37)	$(0.40)	$(0.17)
From net realized gain	—		(0.20)	(0.11)	(0.30)
Total distributions declared to shareholders	$—		$(0.57)	$(0.51)	$(0.47)
Net asset value, end of period (x)	$16.12		$15.58	$15.20	$13.83
Total return (%) (r)(s)(t)(x)	3.47	(n)	6.91	13.57	8.52	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.18	(a)	0.21	0.23	0.36	(a)

Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	0.45	(a)	2.42	3.11	0.39	(a)

Portfolio turnover	4	(n)	12	30	45
Net assets at end of period (000 omitted)	$33,205		$26,219	$15,910	$4,351
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class A	(unaudited)

Net asset value, beginning of period	$18.80		$18.30	$16.63	$15.14	$15.88	$15.17

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00	(w)	$0.38	$0.33	$0.17	$0.13	$0.15
Net realized and unrealized gain (loss)	0.62		0.71	1.86	1.89	(0.43)	0.89
Total from investment operations	$0.62		$1.09	$2.19	$2.06	$(0.30)	$1.04

Less distributions declared to shareholders
From net investment income	$—		$(0.37)	$(0.37)	$(0.16)	$(0.18)	$(0.22)
From net realized gain	—		(0.22)	(0.15)	(0.41)	(0.26)	(0.11)
Total distributions declared to shareholders	$—		$(0.59)	$(0.52)	$(0.57)	$(0.44)	$(0.33)
Net asset value, end of period (x)	$19.42		$18.80	$18.30	$16.63	$15.14	$15.88
Total return (%) (r)(s)(t)(x)	3.30	(n)	6.47	13.16	13.89	(1.89)	6.92

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	(a)	0.57	0.58	0.65	0.60	0.69

Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	0.25

Net investment income (loss) (l)	0.05	(a)	2.11	1.83	1.06	0.88	0.99

Portfolio turnover	6	(n)	24	20	52	7	9
Net assets at end of period (000 omitted)	$14,543		$12,791	$12,353	$11,383	$7,624	$5,730

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class B	(unaudited)

Net asset value, beginning of period	$18.55		$18.07	$16.44	$14.98	$15.72	$15.01

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)		$0.25	$0.20	$0.04	$0.00 (w)	$0.04
Net realized and unrealized gain (loss)	0.61		0.70	1.83	1.88	(0.42)	0.89
Total from investment operations	$0.54		$0.95	$2.03	$1.92	$(0.42)	$0.93

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.25)	$(0.05)	$(0.06)	$(0.11)
From net realized gain	—		(0.22)	(0.15)	(0.41)	(0.26)	(0.11)
Total distributions declared to shareholders	$—		$(0.47)	$(0.40)	$(0.46)	$(0.32)	$(0.22)
Net asset value, end of period (x)	$19.09		$18.55	$18.07	$16.44	$14.98	$15.72
Total return (%) (r)(s)(t)(x)	2.91	(n)	5.67	12.36	12.99	(2.66)	6.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.32	(a)	1.32	1.33	1.39	1.35	1.44

Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	(0.70	)(a)	1.39	1.15	0.24	0.02	0.23

Portfolio turnover	6	(n)	24	20	52	7	9
Net assets at end of period (000 omitted)	$1,702		$1,630	$1,270	$1,048	$853	$828

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16		4/30/15
Class C	(unaudited)

Net asset value, beginning of period	$18.45		$17.96	$16.35	$14.91	$15.63		$14.96

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)		$0.23	$0.20	$0.04	$(0.00	)(w)	$0.04
Net realized and unrealized gain (loss)	0.59		0.72	1.81	1.87	(0.41)		0.87
Total from investment operations	$0.53		$0.95	$2.01	$1.91	$(0.41)		$0.91

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.25)	$(0.06)	$(0.05)		$(0.13)
From net realized gain	—		(0.22)	(0.15)	(0.41)	(0.26)		(0.11)
Total distributions declared to shareholders	$—		$(0.46)	$(0.40)	$(0.47)	$(0.31)		$(0.24)
Net asset value, end of period (x)	$18.98		$18.45	$17.96	$16.35	$14.91		$15.63
Total return (%) (r)(s)(t)(x)	2.87	(n)	5.67	12.30	13.04	(2.59)		6.13

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.32	(a)	1.32	1.33	1.39	1.35		1.44

Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00		1.00

Net investment income (loss) (l)	(0.70	)(a)	1.31	1.16	0.28	(0.00	)(w)	0.28

Portfolio turnover	6	(n)	24	20	52	7		9
Net assets at end of period (000 omitted)	$3,314		$3,344	$2,775	$2,535	$1,775		$1,835

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16		4/30/15
Class I	(unaudited)

Net asset value, beginning of period	$18.78		$18.29	$16.62	$15.12	$15.85		$15.14

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03		$0.50	$0.41	$0.30	$0.15		$0.20
Net realized and unrealized gain (loss)	0.61		0.62	1.83	1.81	(0.41)		0.87
Total from investment operations	$0.64		$1.12	$2.24	$2.11	$(0.26)		$1.07

Less distributions declared to shareholders
From net investment income	$—		$(0.41)	$(0.42)	$(0.20)	$(0.21)		$(0.25)
From net realized gain	—		(0.22)	(0.15)	(0.41)	(0.26)		(0.11)
Total distributions declared to shareholders	$—		$(0.63)	$(0.57)	$(0.61)	$(0.47)		$(0.36)
Net asset value, end of period (x)	$19.42		$18.78	$18.29	$16.62	$15.12		$15.85
Total return (%) (r)(s)(t)(x)	3.41	(n)	6.70	13.47	14.21	(1.61)		7.16

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)	0.32	0.33	0.38	0.35		0.44

Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00		0.00

Net investment income (loss) (l)	0.29	(a)	2.73	2.26	1.92	0.97		1.31

Portfolio turnover	6	(n)	24	20	52	7		9
Net assets at end of period (000 omitted)	$347		$213	$566	$423	$1,560		$1,132

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R1	(unaudited)

Net asset value, beginning of period	$18.46		$17.97	$16.38	$14.94	$15.64	$14.98

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)		$0.25	$0.21	$0.04	$(0.01)	$0.12
Net realized and unrealized gain (loss)	0.60		0.69	1.82	1.88	(0.40)	0.79
Total from investment operations	$0.53		$0.94	$2.03	$1.92	$(0.41)	$0.91

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.29)	$(0.07)	$(0.03)	$(0.14)
From net realized gain	—		(0.22)	(0.15)	(0.41)	(0.26)	(0.11)
Total distributions declared to shareholders	$—		$(0.45)	$(0.44)	$(0.48)	$(0.29)	$(0.25)
Net asset value, end of period (x)	$18.99		$18.46	$17.97	$16.38	$14.94	$15.64
Total return (%) (r)(s)(t)(x)	2.87	(n)	5.65	12.35	13.06	(2.64)	6.14

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.32	(a)	1.32	1.33	1.40	1.34	1.42

Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	(0.70	)(a)	1.42	1.18	0.26	(0.05)	0.77

Portfolio turnover	6	(n)	24	20	52	7	9
Net assets at end of period (000 omitted)	$1,175		$1,322	$1,052	$606	$316	$377

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R2	(unaudited)

Net asset value, beginning of period	$18.55		$18.07	$16.44	$14.98	$15.73	$15.04

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.34	$0.30	$0.13	$0.09	$0.12
Net realized and unrealized gain (loss)	0.61		0.69	1.82	1.88	(0.43)	0.87
Total from investment operations	$0.59		$1.03	$2.12	$2.01	$(0.34)	$0.99

Less distributions declared to shareholders
From net investment income	$—		$(0.33)	$(0.34)	$(0.14)	$(0.15)	$(0.19)
From net realized gain	—		(0.22)	(0.15)	(0.41)	(0.26)	(0.11)
Total distributions declared to shareholders	$—		$(0.55)	$(0.49)	$(0.55)	$(0.41)	$(0.30)
Net asset value, end of period (x)	$19.14		$18.55	$18.07	$16.44	$14.98	$15.73
Total return (%) (r)(s)(t)(x)	3.18	(n)	6.18	12.89	13.64	(2.16)	6.67

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.82	(a)	0.82	0.83	0.90	0.85	0.94

Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	0.50	0.50

Net investment income (loss) (l)	(0.20	)(a)	1.92	1.67	0.82	0.60	0.81

Portfolio turnover	6	(n)	24	20	52	7	9
Net assets at end of period (000 omitted)	$29,533		$28,575	$46,468	$33,805	$19,041	$13,030
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R3	(unaudited)

Net asset value, beginning of period	$18.67		$18.18	$16.53	$15.05	$15.80	$15.09

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00	(w)	$0.38	$0.34	$0.16	$0.11	$0.14
Net realized and unrealized gain (loss)	0.61		0.70	1.84	1.89	(0.42)	0.90
Total from investment operations	$0.61		$1.08	$2.18	$2.05	$(0.31)	$1.04

Less distributions declared to shareholders
From net investment income	$—		$(0.37)	$(0.38)	$(0.16)	$(0.18)	$(0.22)
From net realized gain	—		(0.22)	(0.15)	(0.41)	(0.26)	(0.11)
Total distributions declared to shareholders	$—		$(0.59)	$(0.53)	$(0.57)	$(0.44)	$(0.33)
Net asset value, end of period (x)	$19.28		$18.67	$18.18	$16.53	$15.05	$15.80
Total return (%) (r)(s)(t)(x)	3.27	(n)	6.48	13.19	13.91	(1.96)	6.95

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	(a)	0.57	0.58	0.65	0.60	0.69

Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	0.25

Net investment income (loss) (l)	0.05	(a)	2.10	1.90	1.03	0.76	0.90

Portfolio turnover	6	(n)	24	20	52	7	9
Net assets at end of period (000 omitted)	$66,154		$54,561	$48,180	$27,276	$15,980	$9,089

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R4	(unaudited)

Net asset value, beginning of period	$18.77		$18.28	$16.60	$15.11	$15.85	$15.13

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03		$0.42	$0.42	$0.21	$0.16	$0.20
Net realized and unrealized gain (loss)	0.61		0.70	1.82	1.89	(0.43)	0.88
Total from investment operations	$0.64		$1.12	$2.24	$2.10	$(0.27)	$1.08

Less distributions declared to shareholders
From net investment income	$—		$(0.41)	$(0.41)	$(0.20)	$(0.21)	$(0.25)
From net realized gain	—		(0.22)	(0.15)	(0.41)	(0.26)	(0.11)
Total distributions declared to shareholders	$—		$(0.63)	$(0.56)	$(0.61)	$(0.47)	$(0.36)
Net asset value, end of period (x)	$19.41		$18.77	$18.28	$16.60	$15.11	$15.85
Total return (%) (r)(s)(t)(x)	3.41	(n)	6.71	13.49	14.15	(1.68)	7.23

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)	0.32	0.33	0.39	0.35	0.44

Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	0.30	(a)	2.30	2.35	1.30	1.06	1.28

Portfolio turnover	6	(n)	24	20	52	7	9
Net assets at end of period (000 omitted)	$75,445		$69,834	$70,936	$75,323	$66,990	$58,759

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17 (i)
Class R6	(unaudited)

Net asset value, beginning of period	$18.76		$18.27	$16.60	$15.91

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04		$0.44	$0.51	$0.04
Net realized and unrealized gain (loss)	0.62		0.71	1.75	1.26
Total from investment operations	$0.66		$1.15	$2.26	$1.30

Less distributions declared to shareholders
From net investment income	$—		$(0.44)	$(0.44)	$(0.20)
From net realized gain	—		(0.22)	(0.15)	(0.41)
Total distributions declared to shareholders	$—		$(0.66)	$(0.59)	$(0.61)
Net asset value, end of period (x)	$19.42		$18.76	$18.27	$16.60
Total return (%) (r)(s)(t)(x)	3.52	(n)	6.89	13.60	8.46	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.18	(a)	0.18	0.19	0.32	(a)

Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	0.44	(a)	2.44	2.82	0.41	(a)

Portfolio turnover	6	(n)	24	20	52
Net assets at end of period (000 omitted)	$41,781		$39,175	$23,365	$8,776
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class A	(unaudited)

Net asset value, beginning of period	$15.93		$15.45	$14.00	$12.61	$13.16	$12.54

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00	(w)	$0.32	$0.29	$0.13	$0.13	$0.14
Net realized and unrealized gain (loss)	0.53		0.60	1.55	1.59	(0.38)	0.72
Total from investment operations	$0.53		$0.92	$1.84	$1.72	$(0.25)	$0.86

Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.31)	$(0.13)	$(0.14)	$(0.18)
From net realized gain	—		(0.13)	(0.08)	(0.20)	(0.16)	(0.06)
Total distributions declared to shareholders	$—		$(0.44)	$(0.39)	$(0.33)	$(0.30)	$(0.24)
Net asset value, end of period (x)	$16.46		$15.93	$15.45	$14.00	$12.61	$13.16
Total return (%) (r)(s)(t)(x)	3.33	(n)	6.46	13.10	13.80	(1.81)	6.90

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.74	(a)	0.81	0.92	1.34	1.73	2.84

Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	0.25

Net investment income (loss) (l)	0.05	(a)	2.08	1.91	1.01	1.00	1.10

Portfolio turnover	8	(n)	20	18	45	14	18
Net assets at end of period (000 omitted)	$7,052		$5,866	$4,833	$3,516	$2,014	$1,036

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class B	(unaudited)

Net asset value, beginning of period	$15.87		$15.39	$13.95	$12.58	$13.12	$12.51

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)		$0.21	$0.18	$0.04	$(0.01)	$0.03
Net realized and unrealized gain (loss)	0.52		0.60	1.55	1.57	(0.33)	0.73
Total from investment operations	$0.46		$0.81	$1.73	$1.61	$(0.34)	$0.76

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.21)	$(0.04)	$(0.04)	$(0.09)
From net realized gain	—		(0.13)	(0.08)	(0.20)	(0.16)	(0.06)
Total distributions declared to shareholders	$—		$(0.33)	$(0.29)	$(0.24)	$(0.20)	$(0.15)
Net asset value, end of period (x)	$16.33		$15.87	$15.39	$13.95	$12.58	$13.12
Total return (%) (r)(s)(t)(x)	2.90	(n)	5.65	12.36	12.94	(2.58)	6.13

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.49	(a)	1.56	1.67	2.09	2.50	3.67

Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	(0.70	)(a)	1.34	1.22	0.28	(0.06)	0.26

Portfolio turnover	8	(n)	20	18	45	14	18
Net assets at end of period (000 omitted)	$591		$605	$470	$407	$270	$244

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16		4/30/15
Class C	(unaudited)

Net asset value, beginning of period	$15.75		$15.28	$13.86	$12.49	$13.04		$12.45

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$0.20	$0.18	$0.03	$(0.00	)(w)	$0.05
Net realized and unrealized gain (loss)	0.51		0.60	1.53	1.58	(0.34)		0.71
Total from investment operations	$0.46		$0.80	$1.71	$1.61	$(0.34)		$0.76

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.21)	$(0.04)	$(0.05)		$(0.11)
From net realized gain	—		(0.13)	(0.08)	(0.20)	(0.16)		(0.06)
Total distributions declared to shareholders	$—		$(0.33)	$(0.29)	$(0.24)	$(0.21)		$(0.17)
Net asset value, end of period (x)	$16.21		$15.75	$15.28	$13.86	$12.49		$13.04
Total return (%) (r)(s)(t)(x)	2.92	(n)	5.63	12.29	12.98	(2.59)		6.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.49	(a)	1.56	1.67	2.08	2.50		3.61

Expenses after expense reductions (f)(h)	0.99	(a)	1.00	1.00	1.00	1.00		1.00

Net investment income (loss) (l)	(0.69	)(a)	1.32	1.19	0.26	(0.00)		0.37

Portfolio turnover	8	(n)	20	18	45	14		18
Net assets at end of period (000 omitted)	$2,146		$2,179	$1,789	$1,284	$1,100		$1,031

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16		4/30/15
Class I	(unaudited)

Net asset value, beginning of period	$15.94		$15.46	$14.00	$12.65	$13.20		$12.57

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.35	$0.30	$0.26	$0.12		$0.12
Net realized and unrealized gain (loss)	0.53		0.61	1.58	1.45	(0.34)		0.77
Total from investment operations	$0.55		$0.96	$1.88	$1.71	$(0.22)		$0.89

Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.34)	$(0.16)	$(0.17)		$(0.20)
From net realized gain	—		(0.13)	(0.08)	(0.20)	(0.16)		(0.06)
Total distributions declared to shareholders	$—		$(0.48)	$(0.42)	$(0.36)	$(0.33)		$(0.26)
Net asset value, end of period (x)	$16.49		$15.94	$15.46	$14.00	$12.65		$13.20
Total return (%) (r)(s)(t)(x)	3.45	(n)	6.74	13.40	13.66	(1.61)		7.14

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.49	(a)	0.56	0.67	1.09	1.50		2.80

Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00		0.00

Net investment income (loss) (l)	0.29	(a)	2.29	1.98	2.01	0.94		0.95

Portfolio turnover	8	(n)	20	18	45	14		18
Net assets at end of period (000 omitted)	$116		$156	$114	$79	$608		$391

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R1	(unaudited)

Net asset value, beginning of period	$15.76		$15.32	$13.92	$12.63	$13.14	$12.51

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)		$0.20	$0.17	$0.15	$(0.04)	$0.03
Net realized and unrealized gain (loss)	0.52		0.60	1.55	1.46	(0.31)	0.73
Total from investment operations	$0.46		$0.80	$1.72	$1.61	$(0.35)	$0.76

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.24)	$(0.12)	$—	$(0.07)
From net realized gain	—		(0.13)	(0.08)	(0.20)	(0.16)	(0.06)
Total distributions declared to shareholders	$—		$(0.36)	$(0.32)	$(0.32)	$(0.16)	$(0.13)
Net asset value, end of period (x)	$16.22		$15.76	$15.32	$13.92	$12.63	$13.14
Total return (%) (r)(s)(t)(x)	2.92	(n)	5.65	12.31	12.93	(2.62)	6.14

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.49	(a)	1.56	1.66	2.08	2.53	3.71

Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00

Net investment income (loss) (l)	(0.70	)(a)	1.32	1.13	1.10	(0.31)	0.21

Portfolio turnover	8	(n)	20	18	45	14	18
Net assets at end of period (000 omitted)	$1,459		$1,523	$854	$318	$62	$141

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R2	(unaudited)

Net asset value, beginning of period	$15.84		$15.36	$13.94	$12.57	$13.14	$12.53

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.26	$0.26	$0.11	$0.07	$0.09
Net realized and unrealized gain (loss)	0.53		0.62	1.53	1.58	(0.36)	0.73
Total from investment operations	$0.51		$0.88	$1.79	$1.69	$(0.29)	$0.82

Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.29)	$(0.12)	$(0.12)	$(0.15)
From net realized gain	—		(0.13)	(0.08)	(0.20)	(0.16)	(0.06)
Total distributions declared to shareholders	$—		$(0.40)	$(0.37)	$(0.32)	$(0.28)	$(0.21)
Net asset value, end of period (x)	$16.35		$15.84	$15.36	$13.94	$12.57	$13.14
Total return (%) (r)(s)(t)(x)	3.22	(n)	6.19	12.82	13.59	(2.12)	6.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.99	(a)	1.06	1.16	1.60	1.98	3.11

Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	0.50	0.50

Net investment income (loss) (l)	(0.20	)(a)	1.73	1.73	0.85	0.57	0.73

Portfolio turnover	8	(n)	20	18	45	14	18
Net assets at end of period (000 omitted)	$19,885		$18,695	$15,534	$6,657	$1,855	$773

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R3	(unaudited)

Net asset value, beginning of period	$15.93		$15.45	$14.00	$12.61	$13.17	$12.54

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00	(w)	$0.32	$0.29	$0.14	$0.10	$0.11
Net realized and unrealized gain (loss)	0.53		0.60	1.55	1.58	(0.36)	0.75
Total from investment operations	$0.53		$0.92	$1.84	$1.72	$(0.26)	$0.86

Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.31)	$(0.13)	$(0.14)	$(0.17)
From net realized gain	—		(0.13)	(0.08)	(0.20)	(0.16)	(0.06)
Total distributions declared to shareholders	$—		$(0.44)	$(0.39)	$(0.33)	$(0.30)	$(0.23)
Net asset value, end of period (x)	$16.46		$15.93	$15.45	$14.00	$12.61	$13.17
Total return (%) (r)(s)(t)(x)	3.33	(n)	6.46	13.14	13.83	(1.89)	6.95

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.74	(a)	0.81	0.92	1.34	1.74	2.81

Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	0.25

Net investment income (loss) (l)	0.05	(a)	2.07	1.89	1.07	0.76	0.84

Portfolio turnover	8	(n)	20	18	45	14	18
Net assets at end of period (000 omitted)	$32,602		$27,658	$21,438	$10,285	$3,915	$2,353

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17	4/30/16	4/30/15
Class R4	(unaudited)

Net asset value, beginning of period	$16.01		$15.53	$14.06	$12.65	$13.20	$12.56

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.36	$0.37	$0.17	$0.13	$0.18
Net realized and unrealized gain (loss)	0.53		0.60	1.52	1.60	(0.35)	0.72
Total from investment operations	$0.55		$0.96	$1.89	$1.77	$(0.22)	$0.90

Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.34)	$(0.16)	$(0.17)	$(0.20)
From net realized gain	—		(0.13)	(0.08)	(0.20)	(0.16)	(0.06)
Total distributions declared to shareholders	$—		$(0.48)	$(0.42)	$(0.36)	$(0.33)	$(0.26)
Net asset value, end of period (x)	$16.56		$16.01	$15.53	$14.06	$12.65	$13.20
Total return (%) (r)(s)(t)(x)	3.44	(n)	6.71	13.42	14.14	(1.61)	7.23

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.49	(a)	0.56	0.67	1.09	1.48	2.51

Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00

Net investment income (loss) (l)	0.30	(a)	2.31	2.43	1.31	1.07	1.42

Portfolio turnover	8	(n)	20	18	45	14	18
Net assets at end of period (000 omitted)	$34,351		$30,137	$26,747	$21,882	$10,776	$5,056

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17 (i)
Class R6	(unaudited)

Net asset value, beginning of period	$16.01		$15.53	$14.06	$13.32

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04		$0.37	$0.49	$0.04
Net realized and unrealized gain (loss)	0.53		0.61	1.42	1.06
Total from investment operations	$0.57		$0.98	$1.91	$1.10

Less distributions declared to shareholders
From net investment income	$—		$(0.37)	$(0.36)	$(0.16)
From net realized gain	—		(0.13)	(0.08)	(0.20)
Total distributions declared to shareholders	$—		$(0.50)	$(0.44)	$(0.36)
Net asset value, end of period (x)	$16.58		$16.01	$15.53	$14.06
Total return (%) (r)(s)(t)(x)	3.56	(n)	6.88	13.56	8.44	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.35	(a)	0.42	0.52	0.95	(a)

Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	0.44	(a)	2.40	3.15	0.44	(a)

Portfolio turnover	8	(n)	20	18	45
Net assets at end of period (000 omitted)	$19,256		$16,579	$7,695	$1,726
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17 (c)
Class A	(unaudited)

Net asset value, beginning of period	$12.26		$11.85	$10.73	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01		$0.41	$0.25	$0.10
Net realized and unrealized gain (loss)	0.40		0.30	1.16	0.74
Total from investment operations	$0.41		$0.71	$1.41	$0.84

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.23)	$(0.11)
From net realized gain	—		(0.05)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.30)	$(0.29)	$(0.11)
Net asset value, end of period (x)	$12.67		$12.26	$11.85	$10.73
Total return (%) (r)(s)(t)(x)	3.34	(n)	6.47	13.19	8.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.16	(a)	4.01	9.75	15.07	(a)

Expenses after expense reductions (f)(h)	0.20	(a)	0.20	0.16	0.12	(a)

Net investment income (loss) (l)	0.10	(a)	3.49	2.17	2.42	(a)

Portfolio turnover	3	(n)	34	37	2	(n)
Net assets at end of period (000 omitted)	$1,756		$1,362	$306	$59

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17 (c)
Class B	(unaudited)

Net asset value, beginning of period	$12.25		$11.82	$10.70	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.17	$0.14	$0.07
Net realized and unrealized gain (loss)	0.40		0.48	1.19	0.73
Total from investment operations	$0.36		$0.65	$1.33	$0.80

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.15)	$(0.10)
From net realized gain	—		(0.05)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.22)	$(0.21)	$(0.10)
Net asset value, end of period (x)	$12.61		$12.25	$11.82	$10.70
Total return (%) (r)(s)(t)(x)	2.94	(n)	5.78	12.39	8.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.93	(a)	4.98	11.79	15.87	(a)

Expenses after expense reductions (f)(h)	0.95	(a)	0.95	0.90	0.87	(a)

Net investment income (loss) (l)	(0.64	)(a)	1.44	1.26	1.76	(a)

Portfolio turnover	3	(n)	34	37	2	(n)
Net assets at end of period (000 omitted)	$152		$149	$73	$55

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17 (c)
Class C	(unaudited)

Net asset value, beginning of period	$12.21		$11.81	$10.70	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.20	$0.14	$0.07
Net realized and unrealized gain (loss)	0.40		0.44	1.19	0.73
Total from investment operations	$0.36		$0.64	$1.33	$0.80

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.16)	$(0.10)
From net realized gain	—		(0.05)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.24)	$(0.22)	$(0.10)
Net asset value, end of period (x)	$12.57		$12.21	$11.81	$10.70
Total return (%) (r)(s)(t)(x)	2.95	(n)	5.75	12.38	8.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.90	(a)	4.88	11.46	15.81	(a)

Expenses after expense reductions (f)(h)	0.95	(a)	0.95	0.90	0.87	(a)

Net investment income (loss) (l)	(0.65	)(a)	1.68	1.24	1.68	(a)

Portfolio turnover	3	(n)	34	37	2	(n)
Net assets at end of period (000 omitted)	$402		$283	$107	$60

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17 (c)
Class I	(unaudited)

Net asset value, beginning of period	$12.32		$11.88	$10.74	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.28	$0.26	$0.11
Net realized and unrealized gain (loss)	0.41		0.47	1.19	0.74
Total from investment operations	$0.43		$0.75	$1.45	$0.85

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.25)	$(0.11)
From net realized gain	—		(0.05)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.31)	$(0.31)	$(0.11)
Net asset value, end of period (x)	$12.75		$12.32	$11.88	$10.74
Total return (%) (r)(s)(t)(x)	3.49	(n)	6.76	13.50	8.57	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.93	(a)	4.04	11.01	14.88	(a)

Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	0.36	(a)	2.37	2.23	2.76	(a)

Portfolio turnover	3	(n)	34	37	2	(n)
Net assets at end of period (000 omitted)	$69		$66	$62	$54

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17 (c)
Class R1	(unaudited)

Net asset value, beginning of period	$12.28		$11.83	$10.70	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.16	$0.14	$0.07
Net realized and unrealized gain (loss)	0.41		0.48	1.19	0.73
Total from investment operations	$0.37		$0.64	$1.33	$0.80

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.14)	$(0.10)
From net realized gain	—		(0.05)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.19)	$(0.20)	$(0.10)
Net asset value, end of period (x)	$12.65		$12.28	$11.83	$10.70
Total return (%) (r)(s)(t)(x)	3.01	(n)	5.69	12.41	8.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.93	(a)	5.04	12.02	15.88	(a)

Expenses after expense reductions (f)(h)	0.95	(a)	0.95	0.90	0.87	(a)

Net investment income (loss) (l)	(0.65	)(a)	1.36	1.23	1.76	(a)

Portfolio turnover	3	(n)	34	37	2	(n)
Net assets at end of period (000 omitted)	$66		$64	$61	$54

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17 (c)
Class R2	(unaudited)

Net asset value, beginning of period	$12.25		$11.84	$10.72	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.27	$0.18	$0.09
Net realized and unrealized gain (loss)	0.41		0.42	1.21	0.73
Total from investment operations	$0.40		$0.69	$1.39	$0.82

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.21)	$(0.10)
From net realized gain	—		(0.05)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.28)	$(0.27)	$(0.10)
Net asset value, end of period (x)	$12.65		$12.25	$11.84	$10.72
Total return (%) (r)(s)(t)(x)	3.27	(n)	6.29	12.92	8.32	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.40	(a)	4.31	10.36	15.38	(a)

Expenses after expense reductions (f)(h)	0.45	(a)	0.45	0.41	0.37	(a)

Net investment income (loss) (l)	(0.15	)(a)	2.34	1.56	2.26	(a)

Portfolio turnover	3	(n)	34	37	2	(n)
Net assets at end of period (000 omitted)	$1,088		$797	$151	$54

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17 (c)
Class R3	(unaudited)

Net asset value, beginning of period	$12.28		$11.85	$10.73	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01		$0.24	$0.25	$0.10
Net realized and unrealized gain (loss)	0.41		0.48	1.17	0.74
Total from investment operations	$0.42		$0.72	$1.42	$0.84

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.24)	$(0.11)
From net realized gain	—		(0.05)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.29)	$(0.30)	$(0.11)
Net asset value, end of period (x)	$12.70		$12.28	$11.85	$10.73
Total return (%) (r)(s)(t)(x)	3.42	(n)	6.48	13.21	8.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.11	(a)	4.15	9.15	14.31	(a)

Expenses after expense reductions (f)(h)	0.20	(a)	0.20	0.16	0.12	(a)

Net investment income (loss) (l)	0.10	(a)	2.04	2.11	2.41	(a)

Portfolio turnover	3	(n)	34	37	2	(n)
Net assets at end of period (000 omitted)	$5,414		$2,505	$1,203	$88

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17 (c)
Class R4	(unaudited)

Net asset value, beginning of period	$12.31		$11.88	$10.74	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.31	$0.30	$0.11
Net realized and unrealized gain (loss)	0.41		0.43	1.15	0.74
Total from investment operations	$0.43		$0.74	$1.45	$0.85

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.25)	$(0.11)
From net realized gain	—		(0.05)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.31)	$(0.31)	$(0.11)
Net asset value, end of period (x)	$12.74		$12.31	$11.88	$10.74
Total return (%) (r)(s)(t)(x)	3.49	(n)	6.72	13.51	8.57	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.89	(a)	3.79	8.82	14.88	(a)

Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	0.35	(a)	2.63	2.54	2.75	(a)

Portfolio turnover	3	(n)	34	37	2	(n)
Net assets at end of period (000 omitted)	$2,705		$1,524	$356	$55

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2060 FUND – continued

	Six months ended 10/31/19		Year ended
			4/30/19	4/30/18	4/30/17 (c)
Class R6	(unaudited)

Net asset value, beginning of period	$12.33		$11.88	$10.74	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03		$0.29	$0.25	$0.11
Net realized and unrealized gain (loss)	0.40		0.48	1.20	0.74
Total from investment operations	$0.43		$0.77	$1.45	$0.85

Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.25)	$(0.11)
From net realized gain	—		(0.05)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.32)	$(0.31)	$(0.11)
Net asset value, end of period (x)	$12.76		$12.33	$11.88	$10.74
Total return (%) (r)(s)(t)(x)	3.49	(n)	6.95	13.51	8.57	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.81	(a)	3.80	10.10	14.87	(a)

Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	(a)

Net investment income (loss) (l)	0.44	(a)	2.43	2.18	2.76	(a)

Portfolio turnover	3	(n)	34	37	2	(n)
Net assets at end of period (000 omitted)	$5,131		$3,309	$1,268	$543
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 6, 2016, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime 2060 Fund (the funds) are each a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as

“underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds’ shareholder reports are not covered by this report.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time

Notes to Financial Statements (unaudited) – continued

period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2019 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
MFS Lifetime Income Fund

Financial Instruments
Mutual Funds	$606,669,480	$—	$—	$606,669,480

MFS Lifetime 2020 Fund

Financial Instruments
Mutual Funds	$344,150,275	$—	$—	$344,150,275

MFS Lifetime 2025 Fund

Financial Instruments
Mutual Funds	$319,526,063	$—	$—	$319,526,063

MFS Lifetime 2030 Fund

Financial Instruments
Mutual Funds	$607,486,059	$—	$—	$607,486,059

MFS Lifetime 2035 Fund

Financial Instruments
Mutual Funds	$317,944,197	$—	$—	$317,944,197

Notes to Financial Statements (unaudited) – continued

	Level 1	Level 2	Level 3	Total
MFS Lifetime 2040 Fund

Financial Instruments
Mutual Funds	$446,856,582	$—	$—	$446,856,582

MFS Lifetime 2045 Fund

Financial Instruments
Mutual Funds	$228,249,341	$—	$—	$228,249,341

MFS Lifetime 2050 Fund

Financial Instruments
Mutual Funds	$234,046,440	$—	$—	$234,046,440

MFS Lifetime 2055 Fund

Financial Instruments
Mutual Funds	$117,468,584	$—	$—	$117,468,584

MFS Lifetime 2060 Fund

Financial Instruments
Mutual Funds	$16,761,002	$—	$—	$16,761,002

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 4/30/19	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Ordinary income (including any short-term capital gains)	$14,151,442	$9,359,915	$7,672,089	$14,927,515	$7,625,114
Long-term capital gains	6,835,974	8,979,696	2,471,107	13,876,431	1,810,035
Total distributions	$20,987,416	$18,339,611	$10,143,196	$28,803,946	$9,435,149

Year ended 4/30/19	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Ordinary income (including any short-term capital gains)	$10,699,061	$4,711,122	$5,205,028	$1,995,019	$146,710
Long-term capital gains	11,590,195	1,486,101	2,179,161	725,057	27,503
Total distributions	$22,289,256	$6,197,223	$7,384,189	$2,720,076	$174,213

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/19	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Cost of investments	$549,586,745	$305,902,475	$285,704,064	$490,202,933	$270,332,736
Gross appreciation	73,681,822	38,627,959	34,171,464	118,454,788	48,131,606
Gross depreciation	(16,599,087)	(380,159)	(349,465)	(1,171,662)	(520,145)
Net unrealized appreciation (depreciation)	$57,082,735	$38,247,800	$33,821,999	$117,283,126	$47,611,461

As of 4/30/19
Undistributed ordinary income	1,503,026	2,964,847	1,493,120	3,668,104	649,145
Undistributed long-term capital gain	5,348,729	4,895,096	3,973,085	14,741,251	6,057,037
Other temporary differences	(830,804)	—	—	—	—
Net unrealized appreciation (depreciation)	39,468,034	29,993,999	24,001,879	100,739,420	37,422,701

As of 10/31/19	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Cost of investments	$335,500,799	$192,821,062	$189,461,476	$101,806,301	$15,836,588
Gross appreciation	112,460,118	35,896,735	45,077,364	15,846,136	931,721
Gross depreciation	(1,104,335)	(468,456)	(492,400)	(183,853)	(7,307)
Net unrealized appreciation (depreciation)	$111,355,783	$35,428,279	$44,584,964	$15,662,283	$924,414

As of 4/30/19
Undistributed ordinary income	2,383,912	100,292	186,226	9,448	21,523
Undistributed long-term capital gain	12,832,271	4,828,732	5,505,277	2,357,193	174,657
Post-October capital loss deferral	—	—	—	(24,834)	—
Net unrealized appreciation (depreciation)	99,576,317	28,034,084	37,403,037	10,389,956	384,302

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. For the MFS Lifetime Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the MFS Lifetime Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after

Notes to Financial Statements (unaudited) – continued

purchase. Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately ten years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	MFS Lifetime Income Fund		MFS Lifetime 2020 Fund		MFS Lifetime 2025 Fund

	Six Months Ended 10/31/19	Year Ended 4/30/19	Six Months Ended 10/31/19	Year Ended 4/30/19	Six Months Ended 10/31/19	Year Ended 4/30/19
Class A	$1,109,154	$4,119,462	$—	$2,164,813	$—	$742,739
Class B	51,025	319,662	—	160,772	—	43,756
Class C	644,062	3,583,308	—	542,638	—	120,220
Class I	373,217	1,584,261	—	98,413	—	45,720
Class R1	19,369	100,188	—	200,352	—	48,184
Class R2	152,165	938,570	—	3,201,431	—	1,105,831
Class R3	611,634	2,085,492	—	4,367,266	—	2,574,072
Class R4	487,181	2,075,650	—	4,531,157	—	3,866,720
Class R6	390,118	1,153,368	—	3,072,769	—	1,595,954
Class 529A	1,058,540	3,762,990	—	—	—	—
Class 529B	25,518	131,588	—	—	—	—
Class 529C	189,798	1,132,877	—	—	—	—
Total	$5,111,781	$20,987,416	$—	$18,339,611	$—	$10,143,196

	MFS Lifetime 2030 Fund		MFS Lifetime 2035 Fund		MFS Lifetime 2040 Fund

	Six Months Ended 10/31/19	Year Ended 4/30/19	Six Months Ended 10/31/19	Year Ended 4/30/19	Six Months Ended 10/31/19	Year Ended 4/30/19
Class A	$—	$2,840,320	$—	$558,773	$—	$1,761,796
Class B	—	358,338	—	46,179	—	199,896
Class C	—	640,713	—	73,228	—	465,888
Class I	—	107,770	—	28,057	—	89,105
Class R1	—	303,203	—	64,467	—	191,741
Class R2	—	5,100,796	—	947,816	—	3,999,614
Class R3	—	7,001,597	—	2,174,866	—	4,451,733
Class R4	—	7,653,993	—	4,064,305	—	7,718,795
Class R6	—	4,797,216	—	1,477,458	—	3,410,688
Total	$—	$28,803,946	$—	$9,435,149	$—	$22,289,256

	MFS Lifetime 2045 Fund		MFS Lifetime 2050 Fund		MFS Lifetime 2055 Fund

	Six Months Ended 10/31/19	Year Ended 4/30/19	Six Months Ended 10/31/19	Year Ended 4/30/19	Six Months Ended 10/31/19	Year Ended 4/30/19
Class A	$—	$251,098	$—	$380,452	$—	$138,623
Class B	—	23,070	—	38,038	—	11,467
Class C	—	58,229	—	74,846	—	42,379
Class I	—	7,829	—	18,352	—	3,956
Class R1	—	40,382	—	27,871	—	28,658
Class R2	—	590,192	—	1,509,468	—	426,919
Class R3	—	1,547,592	—	1,642,710	—	665,051
Class R4	—	2,865,312	—	2,570,013	—	956,612
Class R6	—	813,519	—	1,122,439	—	446,411
Total	$—	$6,197,223	$—	$7,384,189	$—	$2,720,076

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2060 Fund

	Six Months Ended 10/31/19	Year Ended 4/30/19
Class A	$—	$28,791
Class B	—	2,126
Class C	—	4,093
Class I	—	1,606
Class R1	—	979
Class R2	—	15,091
Class R3	—	37,604
Class R4	—	23,309
Class R6	—	60,614
Total	$—	$174,213

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay all of each fund’s operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles (“Other Expenses”). For the six months ended October 31, 2019, this reduction amounted to the following for each fund and is included in the reduction of total expenses in the Statements of Operations:

MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund

$606,691	$391,470	$364,907	$561,538	$367,633	$463,395	$319,125	$327,173	$254,579	$124,242

For Class R6 shares, the investment adviser has agreed to bear each fund’s expenses, or make payment to such fund, such that the “Other Expenses” of the class do not exceed (0.10)% annually of average daily net assets for the MFS Lifetime Income Fund and (0.14)% annually of average daily net assets for all other funds. These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until August 31, 2020. Payments made to certain classes of the funds to further reduce “Other Expenses” below 0.00% annually of average daily net assets are included in “Excess expense reimbursement from investment adviser” in the Statements of Operations.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended October 31, 2019, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund:

	Class A	Class 529A
MFS Lifetime Income Fund	$5,676	$3,667
MFS Lifetime 2020 Fund	4,948	—
MFS Lifetime 2025 Fund	4,711	—
MFS Lifetime 2030 Fund	11,714	—
MFS Lifetime 2035 Fund	9,000	—
MFS Lifetime 2040 Fund	10,418	—
MFS Lifetime 2045 Fund	3,970	—
MFS Lifetime 2050 Fund	8,682	—
MFS Lifetime 2055 Fund	4,233	—
MFS Lifetime 2060 Fund	2,947	—

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Notes to Financial Statements (unaudited) – continued

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Class A

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$146,186
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.24%	55,351
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.23%	26,168
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	81,651
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.24%	21,065
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.24%	48,597
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	11,689
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	16,947
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	7,828
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	1,889

	Class B

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$44,124
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	15,662
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	0.99%	8,284
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	42,096
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	8,291
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	0.99%	22,041
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	4,392
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	8,329
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	3,009
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	744

	Class C

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$556,936
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	59,149
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	20,571
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	78,827
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	0.99%	13,826
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	52,429
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	0.97%	11,097
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	16,531
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	0.99%	10,756
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	1,691

	Class R1

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$16,706
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	21,557
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	8,965
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	35,676
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	11,244
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	23,703
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	5,397
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	6,441
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	7,511
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	323

Notes to Financial Statements (unaudited) – continued

	Class R2

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.25%	0.25%	0.50%	0.50%	$46,064
MFS Lifetime 2020 Fund	0.25%	0.25%	0.50%	0.50%	113,206
MFS Lifetime 2025 Fund	0.25%	0.25%	0.50%	0.50%	89,128
MFS Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	190,961
MFS Lifetime 2035 Fund	0.25%	0.25%	0.50%	0.50%	78,346
MFS Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	143,242
MFS Lifetime 2045 Fund	0.25%	0.25%	0.50%	0.50%	53,750
MFS Lifetime 2050 Fund	0.25%	0.25%	0.50%	0.50%	71,236
MFS Lifetime 2055 Fund	0.25%	0.25%	0.50%	0.50%	47,124
MFS Lifetime 2060 Fund	0.25%	0.25%	0.50%	0.50%	2,316

	Class R3

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$80,607
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	106,181
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	105,202
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	190,522
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	97,519
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	118,122
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	74,133
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	74,837
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	37,543
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	4,812

	Class 529A

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.23%	$143,248

	Class 529B

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	0.98%	$23,088

	Class 529C

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	0.99%	$171,547

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Total Distribution and Service Fees	$1,228,506	$371,106	$258,318	$619,733	$230,291

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Total Distribution and Service Fees	$408,134	$160,458	$194,321	$113,771	$11,775

(d)

In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

Notes to Financial Statements (unaudited) – continued

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2019, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Class A	$1,736	$1,129	$2,301	$1,115	$431
Class B	21	28	75	190	3
Class C	52	7	3	160	97
Class R2	76	202	—	257	60
Class R3	3	5	1	4	26
Class 529A	9,825	N/A	N/A	N/A	N/A
Class 529B	347	N/A	N/A	N/A	N/A
Class 529C	962	N/A	N/A	N/A	N/A

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Class A	$1,262	$124	$201	$47	$3
Class B	116	4	14	—	—
Class C	96	383	14	54	—
Class R2	32	21	164	—	—
Class R3	131	—	127	4	—
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2019, were as follows:

CDSC Imposed	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Class A	$401	$63	$20	$268	$100
Class B	1,038	545	463	2,055	1,617
Class C	3,667	158	553	345	248
Class 529B	620	N/A	N/A	N/A	N/A
Class 529C	132	N/A	N/A	N/A	N/A

CDSC Imposed	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Class A	$157	$185	$188	$94	$31
Class B	3,434	1,415	141	484	—
Class C	382	174	321	167	4

The MFS Lifetime Income fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The MFS Lifetime Income Fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the MFS Lifetime Income Fund for the six months ended October 31, 2019, were as follows:

Fee
Class 529A	$28,650
Class 529B	1,155
Class 529C	8,577
Total Program Manager Fees	$38,382

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended October 31, 2019, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Expenses paid	$84,072	$11,112	$9,826	$18,513	$11,910
Percentage of average daily net assets	0.0284%	0.0065%	0.0063%	0.0062%	0.0079%

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Expenses paid	$18,068	$12,447	$14,716	$15,263	$3,217
Percentage of average daily net assets	0.0084%	0.0117%	0.0134%	0.0280%	0.0489%

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund

$321,292	$246,371	$221,817	$389,401	$226,913	$306,264	$184,668	$185,484	$119,977	$12,426

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended October 31, 2019 was equivalent to the following annual effective rates of each fund’s average daily net assets:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Percentage of average daily net assets	0.0030%	0.0051%	0.0057%	0.0030%	0.0058%

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Percentage of average daily net assets	0.0041%	0.0083%	0.0080%	0.0161%	0.1338%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Other – These funds and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended October 31, 2019, the fee paid by each fund under this agreement amounted to the following and is included in “Miscellaneous” expense in the Statements of Operations:

MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund

$337	$226	$188	$376	$186

MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund

$266	$123	$130	$68	$7

MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On December 14, 2018, MFS redeemed the following fund shares:

Fund	Class	Shares	Amount
MFS Lifetime 2025 Fund	Class R1	4,630	$57,137
MFS Lifetime 2035 Fund	Class R1	3,712	50,748
MFS Lifetime 2045 Fund	Class R1	3,607	50,829
MFS Lifetime 2050 Fund	Class R1	3,026	50,839
MFS Lifetime 2060 Fund	Class R3	5,178	57,686
MFS Lifetime 2060 Fund	Class R6	51,866	580,381

At October 31, 2019, MFS held approximately 52% of the outstanding shares of Class I of the MFS Lifetime 2055 Fund. At October 31, 2019, MFS held approximately 99% and 100% of the outstanding shares of Class I and Class R1, respectively, of the MFS Lifetime 2060 Fund.

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

For the six months ended October 31, 2019, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated to the following:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Purchases	$37,292,352	$19,650,921	$31,135,102	$39,284,380	$36,742,584
Sales	$29,990,999	$32,144,410	$17,187,341	$44,361,751	$18,737,804

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Purchases	$33,587,641	$29,761,446	$27,026,847	$18,895,086	$6,477,088
Sales	$29,052,782	$8,325,244	$12,208,820	$8,753,750	$347,164

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Lifetime Income Fund				MFS Lifetime 2020 Fund

	Six Months Ended 10/31/19		Year ended 4/30/19		Six Months Ended 10/31/19		Year ended 4/30/19

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold

Class A	1,441,609	$18,173,498	1,847,214	$22,585,377	229,745	$3,028,163	564,103	$7,238,411

Class B	9,654	121,672	72,255	871,139	5,341	70,610	28,088	360,967

Class C	292,248	3,678,136	744,303	9,078,830	32,102	414,654	113,595	1,421,637

Class I	262,992	3,323,722	1,822,886	22,106,905	17,883	237,169	186,312	2,438,993

Class R1	30,665	386,387	200,891	2,432,039	32,007	421,303	86,084	1,103,481

Class R2	228,726	2,878,680	664,264	8,109,192	461,629	6,073,809	1,540,597	19,699,792

Class R3	1,615,387	20,228,962	1,101,831	13,410,501	1,254,344	16,615,933	2,670,176	34,461,787

Class R4	210,069	2,641,349	708,696	8,669,602	525,024	7,008,920	1,848,609	24,102,640

Class R6	721,268	9,107,401	1,212,170	14,591,892	769,173	10,262,392	2,196,708	28,396,542

Class 529A	3,539,079	36,609,494	6,574,351	65,564,555	—	—	—	—

Class 529B	156,115	1,615,174	299,079	2,980,144	—	—	—	—
Class 529C	952,062	9,839,301	1,979,803	19,725,207	—	—	—	—
	9,459,874	$108,603,776	17,227,743	$190,125,383	3,327,248	$44,132,953	9,234,272	$119,224,250

Shares issued to shareholders in reinvestment of distributions

Class A	86,517	$1,091,727	341,016	$4,062,769	—	$—	165,902	$1,987,511

Class B	3,956	49,896	26,118	309,489	—	—	13,142	157,051

Class C	50,140	632,066	295,866	3,505,070	—	—	40,235	473,163

Class I	24,224	305,661	106,067	1,264,014	—	—	7,525	90,755

Class R1	1,523	19,203	8,342	99,287	—	—	16,766	200,352

Class R2	10,959	138,244	72,937	867,906	—	—	245,658	2,923,334

Class R3	48,451	611,573	174,810	2,082,264	—	—	364,546	4,367,264

Class R4	38,610	486,759	173,791	2,073,601	—	—	376,030	4,531,157

Class R6	27,261	344,953	84,145	1,007,101	—	—	230,076	2,770,111

Class 529A	101,280	1,046,458	384,144	3,740,994	—	—	—	—

Class 529B	2,439	25,193	13,521	131,004	—	—	—	—
Class 529C	18,112	186,892	116,314	1,126,589	—	—	—	—
	413,472	$4,938,625	1,797,071	$20,270,088	—	$—	1,459,880	$17,500,698

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime Income Fund – continued				MFS Lifetime 2020 Fund – continued

	Six Months Ended 10/31/19		Year ended 4/30/19		Six Months Ended 10/31/19		Year ended 4/30/19

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired

Class A	(978,649)	$(12,337,309)	(2,040,158)	$(24,838,227)	(443,478)	$(5,869,734)	(898,874)	$(11,630,896)

Class B	(105,709)	(1,333,257)	(327,953)	(3,994,084)	(19,066)	(250,859)	(139,556)	(1,771,432)

Class C	(957,493)	(12,057,640)	(2,454,438)	(29,919,300)	(83,533)	(1,078,882)	(253,368)	(3,179,163)

Class I	(289,264)	(3,636,311)	(1,785,685)	(21,503,321)	(5,672)	(75,329)	(163,579)	(2,156,647)

Class R1	(132,431)	(1,670,601)	(243,007)	(2,935,981)	(64,900)	(853,792)	(107,998)	(1,379,784)

Class R2	(487,159)	(6,130,505)	(1,380,033)	(16,883,006)	(882,179)	(11,568,851)	(3,711,863)	(47,418,906)

Class R3	(792,182)	(9,984,420)	(1,296,899)	(15,776,205)	(871,888)	(11,540,348)	(3,383,935)	(43,644,096)

Class R4	(646,514)	(8,124,964)	(1,326,467)	(16,095,604)	(1,044,300)	(13,948,992)	(2,339,803)	(30,513,779)

Class R6	(475,190)	(5,937,521)	(769,099)	(9,366,737)	(834,634)	(10,986,357)	(998,215)	(12,912,773)

Class 529A	(2,572,467)	(26,601,286)	(4,600,709)	(45,965,876)	—	—	—	—

Class 529B	(140,856)	(1,455,625)	(265,130)	(2,646,621)	—	—	—	—
Class 529C	(1,025,818)	(10,604,103)	(2,114,359)	(21,058,166)	—	—	—	—
	(8,603,732)	$(99,873,542)	(18,603,937)	$(210,983,128)	(4,249,650)	$(56,173,144)	(11,997,191)	$(154,607,476)

Net change

Class A	549,477	$6,927,916	148,072	$1,809,919	(213,733)	$(2,841,571)	(168,869)	$(2,404,974)

Class B	(92,099)	(1,161,689)	(229,580)	(2,813,456)	(13,725)	(180,249)	(98,326)	(1,253,414)

Class C	(615,105)	(7,747,438)	(1,414,269)	(17,335,400)	(51,431)	(664,228)	(99,538)	(1,284,363)

Class I	(2,048)	(6,928)	143,268	1,867,598	12,211	161,840	30,258	373,101

Class R1	(100,243)	(1,265,011)	(33,774)	(404,655)	(32,893)	(432,489)	(5,148)	(75,951)

Class R2	(247,474)	(3,113,581)	(642,832)	(7,905,908)	(420,550)	(5,495,042)	(1,925,608)	(24,795,780)

Class R3	871,656	10,856,115	(20,258)	(283,440)	382,456	5,075,585	(349,213)	(4,815,045)

Class R4	(397,835)	(4,996,856)	(443,980)	(5,352,401)	(519,276)	(6,940,072)	(115,164)	(1,879,982)

Class R6	273,339	3,514,833	527,216	6,232,256	(65,461)	(723,965)	1,428,569	18,253,880

Class 529A	1,067,892	11,054,666	2,357,786	23,339,673	—	—	—	—

Class 529B	17,698	184,742	47,470	464,527	—	—	—	—
Class 529C	(55,644)	(577,910)	(18,242)	(206,370)	—	—	—	—
	1,269,614	$13,668,859	420,877	$(587,657)	(922,402)	$(12,040,191)	(1,303,039)	$(17,882,528)

	MFS Lifetime 2025 Fund				MFS Lifetime 2030 Fund

	Six Months Ended 10/31/19		Year ended 4/30/19		Six Months Ended 10/31/19		Year ended 4/30/19

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold

Class A	197,181	$2,619,377	567,330	$7,189,298	463,288	$7,324,196	871,533	$13,343,800

Class B	22,311	292,843	14,316	183,102	8,545	128,475	79,920	1,204,490

Class C	24,128	314,871	74,764	942,228	71,585	1,103,546	156,614	2,332,793

Class I	22,701	295,216	55,035	695,114	11,389	181,939	50,313	770,645

Class R1	46,189	606,347	84,642	1,072,437	40,553	629,665	145,709	2,215,727

Class R2	421,533	5,546,949	1,130,263	14,397,361	594,791	9,279,900	2,150,624	32,736,983

Class R3	1,413,933	18,687,290	2,509,467	32,054,842	1,466,816	23,034,611	3,436,146	52,676,545

Class R4	752,429	10,030,498	2,766,476	35,583,331	1,034,159	16,407,774	2,834,408	43,601,309
Class R6	1,124,622	14,935,886	1,513,889	19,289,218	1,313,358	20,799,743	2,615,019	40,297,219
	4,025,027	$53,329,277	8,716,182	$111,406,931	5,004,484	$78,889,849	12,340,286	$189,179,511

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2025 Fund – continued				MFS Lifetime 2030 Fund – continued

	Six Months Ended 10/31/19		Year ended 4/30/19		Six Months Ended 10/31/19		Year ended 4/30/19

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions

Class A	—	$—	59,399	$700,316	—	$—	193,530	$2,655,232

Class B	—	—	3,730	43,756	—	—	25,680	348,203

Class C	—	—	9,928	115,863	—	—	41,322	557,018

Class I	—	—	3,868	45,720	—	—	7,082	97,527

Class R1	—	—	4,104	48,184	—	—	22,277	303,202

Class R2	—	—	83,510	980,403	—	—	348,214	4,732,212

Class R3	—	—	218,512	2,574,072	—	—	511,813	7,001,597

Class R4	—	—	326,581	3,866,720	—	—	554,849	7,651,363
Class R6	—	—	109,152	1,291,267	—	—	281,709	3,881,976
	—	$—	818,784	$9,666,301	—	$—	1,986,476	$27,228,330

Shares reacquired

Class A	(87,786)	$(1,164,183)	(418,765)	$(5,272,674)	(308,908)	$(4,858,061)	(957,301)	$(14,772,195)

Class B	(8,934)	(115,913)	(17,685)	(224,395)	(64,071)	(993,630)	(116,768)	(1,762,903)

Class C	(39,278)	(510,800)	(41,360)	(523,597)	(165,825)	(2,570,785)	(211,637)	(3,170,193)

Class I	(6,313)	(84,294)	(6,764)	(88,665)	(12,605)	(202,042)	(51,257)	(781,569)

Class R1	(31,729)	(419,620)	(63,589)	(807,690)	(85,335)	(1,330,890)	(132,217)	(1,985,985)

Class R2	(739,048)	(9,767,577)	(1,236,726)	(15,707,675)	(967,490)	(15,106,747)	(4,757,324)	(71,938,609)

Class R3	(693,633)	(9,185,701)	(1,833,067)	(23,448,568)	(1,283,562)	(20,179,423)	(3,368,822)	(51,830,605)

Class R4	(952,637)	(12,672,647)	(1,429,789)	(18,341,244)	(1,126,208)	(17,877,326)	(2,805,747)	(43,696,853)
Class R6	(388,846)	(5,144,811)	(545,617)	(6,978,691)	(1,291,415)	(20,135,688)	(722,887)	(10,975,407)
	(2,948,204)	$(39,065,546)	(5,593,362)	$(71,393,199)	(5,305,419)	$(83,254,592)	(13,123,960)	$(200,914,319)

Net change

Class A	109,395	$1,455,194	207,964	$2,616,940	154,380	$2,466,135	107,762	$1,226,837

Class B	13,377	176,930	361	2,463	(55,526)	(865,155)	(11,168)	(210,210)

Class C	(15,150)	(195,929)	43,332	534,494	(94,240)	(1,467,239)	(13,701)	(280,382)

Class I	16,388	210,922	52,139	652,169	(1,216)	(20,103)	6,138	86,603

Class R1	14,460	186,727	25,157	312,931	(44,782)	(701,225)	35,769	532,944

Class R2	(317,515)	(4,220,628)	(22,953)	(329,911)	(372,699)	(5,826,847)	(2,258,486)	(34,469,414)

Class R3	720,300	9,501,589	894,912	11,180,346	183,254	2,855,188	579,137	7,847,537

Class R4	(200,208)	(2,642,149)	1,663,268	21,108,807	(92,049)	(1,469,552)	583,510	7,555,819
Class R6	735,776	9,791,075	1,077,424	13,601,794	21,943	664,055	2,173,841	33,203,788
	1,076,823	$14,263,731	3,941,604	$49,680,033	(300,935)	$(4,364,743)	1,202,802	$15,493,522

	MFS Lifetime 2035 Fund				MFS Lifetime 2040 Fund

	Six Months Ended 10/31/19		Year ended 4/30/19		Six Months Ended 10/31/19		Year ended 4/30/19

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold

Class A	204,162	$3,078,548	317,699	$4,554,781	382,285	$6,330,608	476,877	$7,636,531

Class B	1,407	20,508	12,665	182,929	4,393	70,478	23,510	375,858

Class C	28,545	422,546	57,595	820,223	33,431	541,649	109,199	1,720,732

Class I	3,618	54,394	22,602	325,765	5,520	91,360	36,372	600,270

Class R1	27,143	403,876	84,674	1,216,315	45,893	745,221	115,349	1,849,793

Class R2	418,612	6,276,118	1,033,700	14,968,075	580,439	9,521,625	1,728,999	27,600,406

Class R3	1,464,138	21,989,892	1,924,656	28,015,898	1,197,998	19,747,058	1,901,160	30,517,741

Class R4	655,082	9,898,799	2,611,266	38,102,038	718,557	11,955,061	2,368,577	38,701,506
Class R6	970,871	14,672,872	1,380,361	19,775,494	890,840	14,828,078	1,873,600	30,218,453
	3,773,578	$56,817,553	7,445,218	$107,961,518	3,859,356	$63,831,138	8,633,643	$139,221,290

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2035 Fund – continued				MFS Lifetime 2040 Fund – continued

	Six Months Ended 10/31/19		Year ended 4/30/19		Six Months Ended 10/31/19		Year ended 4/30/19

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions

Class A	—	$—	39,574	$510,104	—	$—	113,626	$1,603,256

Class B	—	—	3,597	46,179	—	—	14,088	197,794

Class C	—	—	5,571	72,752	—	—	29,290	405,962

Class I	—	—	1,991	25,699	—	—	4,494	63,765

Class R1	—	—	5,025	64,467	—	—	13,715	191,741

Class R2	—	—	64,591	830,637	—	—	262,197	3,673,383

Class R3	—	—	168,464	2,174,866	—	—	315,502	4,451,727

Class R4	—	—	313,846	4,064,305	—	—	542,812	7,718,793
Class R6	—	—	80,291	1,039,767	—	—	179,906	2,558,269
	—	$—	682,950	$8,828,776	—	$—	1,475,630	$20,864,690

Shares reacquired

Class A	(126,126)	$(1,877,358)	(300,417)	$(4,344,723)	(125,855)	$(2,078,037)	(578,011)	$(9,421,937)

Class B	(6,375)	(94,966)	(24,450)	(348,840)	(28,214)	(462,175)	(62,787)	(998,114)

Class C	(20,232)	(300,155)	(52,115)	(748,013)	(95,264)	(1,539,290)	(189,258)	(3,031,158)

Class I	(1,770)	(26,424)	(11,702)	(169,059)	(8,124)	(133,936)	(52,911)	(836,947)

Class R1	(77,675)	(1,138,817)	(54,848)	(784,704)	(87,163)	(1,412,715)	(109,275)	(1,753,085)

Class R2	(578,323)	(8,684,848)	(1,122,676)	(16,213,841)	(876,777)	(14,373,282)	(3,651,175)	(58,240,251)

Class R3	(736,739)	(10,993,943)	(1,330,185)	(19,148,602)	(815,586)	(13,462,262)	(2,171,183)	(35,224,499)

Class R4	(705,068)	(10,629,097)	(1,165,343)	(17,092,326)	(561,456)	(9,357,424)	(3,072,543)	(50,447,233)
Class R6	(316,888)	(4,784,551)	(296,367)	(4,351,619)	(981,249)	(15,982,335)	(487,056)	(7,876,502)
	(2,569,196)	$(38,530,159)	(4,358,103)	$(63,201,727)	(3,579,688)	$(58,801,456)	(10,374,199)	$(167,829,726)

Net change

Class A	78,036	$1,201,190	56,856	$720,162	256,430	$4,252,571	12,492	$(182,150)

Class B	(4,968)	(74,458)	(8,188)	(119,732)	(23,821)	(391,697)	(25,189)	(424,462)

Class C	8,313	122,391	11,051	144,962	(61,833)	(997,641)	(50,769)	(904,464)

Class I	1,848	27,970	12,891	182,405	(2,604)	(42,576)	(12,045)	(172,912)

Class R1	(50,532)	(734,941)	34,851	496,078	(41,270)	(667,494)	19,789	288,449

Class R2	(159,711)	(2,408,730)	(24,385)	(415,129)	(296,338)	(4,851,657)	(1,659,979)	(26,966,462)

Class R3	727,399	10,995,949	762,935	11,042,162	382,412	6,284,796	45,479	(255,031)

Class R4	(49,986)	(730,298)	1,759,769	25,074,017	157,101	2,597,637	(161,154)	(4,026,934)
Class R6	653,983	9,888,321	1,164,285	16,463,642	(90,409)	(1,154,257)	1,566,450	24,900,220
	1,204,382	$18,287,394	3,770,065	$53,588,567	279,668	$5,029,682	(264,926)	$(7,743,746)

	MFS Lifetime 2045 Fund				MFS Lifetime 2050 Fund

	Six Months Ended 10/31/19		Year ended 4/30/19		Six Months Ended 10/31/19		Year ended 4/30/19

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold

Class A	143,164	$2,236,164	205,891	$3,073,934	116,443	$2,193,202	212,106	$3,874,731

Class B	184	2,793	3,765	56,892	4,675	83,717	21,129	381,150

Class C	11,146	170,450	32,933	489,680	13,178	242,357	40,380	719,263

Class I	5,012	77,708	9,647	142,402	8,310	158,121	5,701	103,885

Class R1	18,326	282,357	62,118	944,961	19,565	360,009	48,506	865,633

Class R2	280,092	4,326,334	720,610	10,753,797	290,013	5,389,429	1,325,864	23,688,118

Class R3	1,089,854	16,890,344	1,378,306	20,744,811	867,740	16,214,853	1,121,091	20,203,947

Class R4	705,675	11,024,726	1,667,525	25,084,521	524,915	9,869,140	1,379,193	25,037,200
Class R6	518,749	8,049,064	836,684	12,396,334	409,678	7,679,496	1,008,037	17,954,337
	2,772,202	$43,059,940	4,917,479	$73,687,332	2,254,517	$42,190,324	5,162,007	$92,828,264

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2045 Fund – continued				MFS Lifetime 2050 Fund – continued

	Six Months Ended 10/31/19		Year ended 4/30/19		Six Months Ended 10/31/19		Year ended 4/30/19

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions

Class A	—	$—	17,511	$232,026	—	$—	23,172	$371,686

Class B	—	—	1,748	23,070	—	—	2,397	38,038

Class C	—	—	3,408	44,746	—	—	4,260	67,224

Class I	—	—	589	7,829	—	—	1,146	18,352

Class R1	—	—	3,064	40,382	—	—	1,765	27,871

Class R2	—	—	40,282	530,514	—	—	90,222	1,429,114

Class R3	—	—	116,888	1,547,592	—	—	103,121	1,642,710

Class R4	—	—	215,761	2,865,312	—	—	160,618	2,569,892
Class R6	—	—	48,661	646,219	—	—	58,498	935,388
	—	$—	447,912	$5,937,690	—	$—	445,199	$7,100,275

Shares reacquired

Class A	(31,451)	$(488,497)	(174,295)	$(2,610,623)	(47,955)	$(908,809)	(229,935)	$(4,219,239)

Class B	(7,558)	(116,143)	(9,067)	(137,439)	(3,350)	(60,153)	(5,945)	(104,142)

Class C	(19,596)	(299,742)	(17,737)	(265,356)	(19,886)	(370,560)	(17,910)	(320,913)

Class I	(242)	(3,818)	(1,894)	(26,294)	(1,797)	(33,800)	(26,443)	(457,483)

Class R1	(19,563)	(301,631)	(52,124)	(778,340)	(29,277)	(539,494)	(37,257)	(652,110)

Class R2	(293,123)	(4,536,745)	(699,937)	(10,458,430)	(287,250)	(5,339,786)	(2,448,179)	(44,022,350)

Class R3	(500,121)	(7,772,877)	(852,525)	(12,823,226)	(359,904)	(6,718,483)	(951,483)	(17,269,437)

Class R4	(363,090)	(5,662,792)	(1,149,915)	(17,507,428)	(359,198)	(6,747,115)	(1,700,206)	(31,322,071)
Class R6	(142,347)	(2,220,189)	(249,014)	(3,725,309)	(346,190)	(6,385,561)	(257,215)	(4,616,913)
	(1,377,091)	$(21,402,434)	(3,206,508)	$(48,332,445)	(1,454,807)	$(27,103,761)	(5,674,573)	$(102,984,658)

Net change

Class A	111,713	$1,747,667	49,107	$695,337	68,488	$1,284,393	5,343	$27,178

Class B	(7,374)	(113,350)	(3,554)	(57,477)	1,325	23,564	17,581	315,046

Class C	(8,450)	(129,292)	18,604	269,070	(6,708)	(128,203)	26,730	465,574

Class I	4,770	73,890	8,342	123,937	6,513	124,321	(19,596)	(335,246)

Class R1	(1,237)	(19,274)	13,058	207,003	(9,712)	(179,485)	13,014	241,394

Class R2	(13,031)	(210,411)	60,955	825,881	2,763	49,643	(1,032,093)	(18,905,118)

Class R3	589,733	9,117,467	642,669	9,469,177	507,836	9,496,370	272,729	4,577,220

Class R4	342,585	5,361,934	733,371	10,442,405	165,717	3,122,025	(160,395)	(3,714,979)
Class R6	376,402	5,828,875	636,331	9,317,244	63,488	1,293,935	809,320	14,272,812
	1,395,111	$21,657,506	2,158,883	$31,292,577	799,710	$15,086,563	(67,367)	$(3,056,119)

	MFS Lifetime 2055 Fund				MFS Lifetime 2060 Fund

	Six Months Ended 10/31/19		Year ended 4/30/19		Six Months Ended 10/31/19		Year ended 4/30/19

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold

Class A	85,318	$1,362,703	129,673	$1,995,896	38,574	$475,383	132,642	$1,540,130

Class B	217	3,375	7,695	119,724	187	2,236	5,784	67,883

Class C	13,697	215,824	33,623	507,577	8,940	109,192	15,414	180,074

Class I	1,130	18,194	2,851	43,856	60	750	—	—

Class R1	31,492	496,738	59,257	894,529	—	—	—	—

Class R2	282,061	4,477,027	704,148	10,748,621	28,445	348,977	69,621	821,311

Class R3	653,590	10,395,597	976,652	15,060,511	247,603	3,047,705	183,340	2,148,135

Class R4	403,781	6,472,036	1,184,157	18,272,183	106,994	1,321,016	119,553	1,415,534
Class R6	291,331	4,671,434	694,479	10,488,257	173,765	2,141,631	242,210	2,840,940
	1,762,617	$28,112,928	3,792,535	$58,131,154	604,568	$7,446,890	768,564	$9,014,007

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2055 Fund – continued				MFS Lifetime 2060 Fund – continued

	Six Months Ended 10/31/19		Year ended 4/30/19		Six Months Ended 10/31/19		Year ended 4/30/19

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions

Class A	—	$—	9,624	$130,882	—	$—	2,753	$28,791

Class B	—	—	845	11,467	—	—	203	2,126

Class C	—	—	2,372	31,952	—	—	392	4,093

Class I	—	—	291	3,956	—	—	153	1,606

Class R1	—	—	2,126	28,658	—	—	93	979

Class R2	—	—	27,555	372,822	—	—	1,443	15,091

Class R3	—	—	48,937	665,051	—	—	3,588	37,604

Class R4	—	—	70,082	956,612	—	—	2,222	23,309
Class R6	—	—	25,400	346,708	—	—	4,209	44,196
	—	$—	187,232	$2,548,108	—	$—	15,056	$157,795

Shares reacquired

Class A	(25,049)	$(402,481)	(83,896)	$(1,306,200)	(11,100)	$(136,034)	(50,134)	$(569,011)

Class B	(2,198)	(34,956)	(966)	(14,757)	(281)	(3,371)	(35)	(405)

Class C	(19,644)	(311,966)	(14,762)	(223,196)	(141)	(1,702)	(1,687)	(19,772)

Class I	(3,891)	(60,687)	(744)	(11,977)	—	—	—	—

Class R1	(38,179)	(601,853)	(20,468)	(311,203)	—	—	—	—

Class R2	(245,613)	(3,908,161)	(562,874)	(8,528,243)	(7,394)	(90,153)	(18,794)	(215,839)

Class R3	(408,788)	(6,476,108)	(676,831)	(10,359,570)	(25,095)	(309,156)	(84,467)	(1,003,900)

Class R4	(211,774)	(3,404,749)	(1,094,209)	(17,126,342)	(18,423)	(227,060)	(27,944)	(328,316)
Class R6	(164,951)	(2,599,277)	(180,037)	(2,712,095)	(40,074)	(496,025)	(84,675)	(965,887)
	(1,120,087)	$(17,800,238)	(2,634,787)	$(40,593,583)	(102,508)	$(1,263,501)	(267,736)	$(3,103,130)

Net change

Class A	60,269	$960,222	55,401	$820,578	27,474	$339,349	85,261	$999,910

Class B	(1,981)	(31,581)	7,574	116,434	(94)	(1,135)	5,952	69,604

Class C	(5,947)	(96,142)	21,233	316,333	8,799	107,490	14,119	164,395

Class I	(2,761)	(42,493)	2,398	35,835	60	750	153	1,606

Class R1	(6,687)	(105,115)	40,915	611,984	—	—	93	979

Class R2	36,448	568,866	168,829	2,593,200	21,051	258,824	52,270	620,563

Class R3	244,802	3,919,489	348,758	5,365,992	222,508	2,738,549	102,461	1,181,839

Class R4	192,007	3,067,287	160,030	2,102,453	88,571	1,093,956	93,831	1,110,527
Class R6	126,380	2,072,157	539,842	8,122,870	133,691	1,645,606	161,744	1,919,249
	642,530	$10,312,690	1,344,980	$20,085,679	502,060	$6,183,389	515,884	$6,068,672

Class T shares were not publicly available for sale during the period. Please see each fund’s prospectus for details.

Effective June 1, 2019, purchases of each fund’s Class B and Class 529B (if applicable) shares are closed to new and existing investors subject to certain exceptions. Please see each fund’s prospectus for details.

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary

Notes to Financial Statements (unaudited) – continued

financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2019, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Commitment Fee	$1,659	$1,009	$826	$1,736	$778
Interest Expense	—	—	—	—	—

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Commitment Fee	$1,285	$541	$641	$291	$27
Interest Expense	—	—	—	—	—

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

	MFS Lifetime Income Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$11,448,429	$1,219,564	$885,890	$21,459	$437,400	$12,240,962
MFS Blended Research Growth Equity Fund	11,440,815	1,123,423	727,600	23,205	366,225	12,226,068
MFS Blended Research International Equity Fund	14,329,986	1,624,250	1,275,527	18,488	468,875	15,166,072
MFS Blended Research Mid Cap Equity Fund	17,237,209	1,769,706	1,437,636	64,164	529,698	18,163,141
MFS Blended Research Small Cap Equity Fund	5,711,851	1,130,201	583,276	7,958	(160,518)	6,106,216
MFS Blended Research Value Equity Fund	11,471,311	1,308,906	931,442	24,488	312,062	12,185,325
MFS Commodity Strategy Fund	11,430,155	1,798,869	957,644	(95,219)	(76,053)	12,100,108
MFS Emerging Markets Debt Fund	11,485,934	774,292	495,970	(1,815)	330,367	12,092,808
MFS Emerging Markets Debt Local Currency Fund	5,750,151	437,660	476,511	(55,968)	400,377	6,055,709
MFS Global Bond Fund	28,690,105	1,588,097	1,395,202	(74,841)	1,448,127	30,256,286
MFS Global Real Estate Fund	11,486,614	569,678	1,147,946	77,917	1,105,221	12,091,484
MFS Government Securities Fund	57,342,926	3,535,851	2,576,785	(73,620)	2,153,057	60,381,429
MFS Growth Fund	11,455,389	991,266	782,072	149,782	383,521	12,197,886
MFS High Income Fund	17,250,148	1,077,033	405,670	(9,541)	219,944	18,131,914
MFS Inflation-Adjusted Bond Fund	57,319,971	4,110,789	2,867,746	(32,125)	1,851,134	60,382,023
MFS Institutional Money Market Portfolio	597,869	23,270,508	22,563,375	(11)	100	1,305,091
MFS International Growth Fund	2,869,019	271,981	176,048	2,757	106,970	3,074,679
MFS International Intrinsic Value Fund	2,873,250	231,172	146,574	1,741	99,868	3,059,457
MFS Limited Maturity Fund	114,759,694	7,489,705	2,671,478	(30,569)	1,202,225	120,749,577
MFS Mid Cap Growth Fund	8,613,320	750,169	649,211	207,663	162,484	9,084,425
MFS Mid Cap Value Fund	8,608,502	971,979	774,585	23,353	274,505	9,103,754
MFS New Discovery Fund	2,859,618	431,949	324,318	24,174	47,905	3,039,328
MFS New Discovery Value Fund	2,861,559	431,658	343,686	11,545	86,575	3,047,651
MFS Research Fund	11,467,931	1,018,822	819,661	53,583	449,948	12,170,623
MFS Research International Fund	8,607,451	743,278	631,246	14,449	439,977	9,173,909
MFS Total Return Bond Fund	114,726,834	7,032,613	5,605,106	(21,464)	4,789,370	120,922,247
MFS Value Fund	11,504,330	1,202,135	903,896	22,579	336,160	12,161,308
	$574,200,371	$66,905,554	$52,556,101	$354,132	$17,765,524	$606,669,480

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime Income Fund – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	281,693	—
MFS Emerging Markets Debt Local Currency Fund	147,899	—
MFS Global Bond Fund	309,125	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	725,464	—
MFS Growth Fund	—	48,358
MFS High Income Fund	444,689	—
MFS Inflation-Adjusted Bond Fund	616,154	—
MFS Institutional Money Market Portfolio	14,762	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS Limited Maturity Fund	1,672,710	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	6,578	34,628
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	1,897,355	—
MFS Value Fund	156,313	—
	$6,272,742	$82,986

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2020 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$7,791,771	$521,595	$1,014,132	$75,175	$208,405	$7,582,814
MFS Blended Research Growth Equity Fund	7,782,021	497,160	942,068	126,078	120,240	7,583,431
MFS Blended Research International Equity Fund	10,008,274	748,919	1,456,471	69,556	231,275	9,601,553
MFS Blended Research Mid Cap Equity Fund	11,276,687	647,122	1,295,732	117,088	243,944	10,989,109
MFS Blended Research Small Cap Equity Fund	3,397,237	456,162	297,962	4,301	(99,531)	3,460,207
MFS Blended Research Value Equity Fund	7,820,715	557,162	1,020,770	82,960	117,169	7,557,236
MFS Commodity Strategy Fund	6,807,512	770,636	578,027	(56,256)	(53,734)	6,890,131
MFS Emerging Markets Debt Fund	7,838,347	254,617	781,478	(969)	217,976	7,528,493
MFS Emerging Markets Debt Local Currency Fund	4,416,218	161,758	734,082	(28,343)	276,298	4,091,849
MFS Global Bond Fund	17,130,530	1,008,380	1,717,707	(46,988)	848,698	17,222,913
MFS Global Real Estate Fund	6,862,743	234,060	895,966	99,436	587,022	6,887,295
MFS Government Securities Fund	34,226,209	2,085,412	3,198,709	(43,503)	1,260,927	34,330,336
MFS Growth Fund	7,800,147	364,010	930,569	393,545	(48,347)	7,578,786
MFS High Income Fund	12,268,387	449,177	1,245,277	(24,032)	159,276	11,607,531
MFS Inflation-Adjusted Bond Fund	34,184,768	2,381,770	3,320,199	392	1,067,179	34,313,910
MFS Institutional Money Market Portfolio	51,135	3,477,178	3,403,087	(16)	(3)	125,207
MFS International Growth Fund	2,200,598	85,932	294,128	118,006	(45,308)	2,065,100
MFS International Intrinsic Value Fund	2,205,476	54,230	267,628	129,833	(62,667)	2,059,244
MFS Limited Maturity Fund	58,766,441	5,507,459	2,757,842	(20,710)	618,165	62,113,513
MFS Mid Cap Growth Fund	5,632,894	242,070	610,645	312,095	(80,386)	5,496,028
MFS Mid Cap Value Fund	5,628,593	363,625	674,136	158,622	18,009	5,494,713
MFS New Discovery Fund	1,702,573	163,022	181,047	27,373	14,070	1,725,991
MFS New Discovery Value Fund	1,704,964	168,612	200,427	9,859	44,764	1,727,772
MFS Research Fund	7,816,027	348,293	925,186	302,943	17,934	7,560,011
MFS Research International Fund	5,626,939	311,303	683,347	91,997	182,281	5,529,173
MFS Total Return Bond Fund	63,610,600	4,418,191	5,151,585	34,259	2,565,285	65,476,750
MFS Value Fund	7,856,502	445,628	972,340	260,754	(39,365)	7,551,179
	$342,414,308	$26,723,483	$35,550,547	$2,193,455	$8,369,576	$344,150,275

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2020 Fund – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	183,099	—
MFS Emerging Markets Debt Local Currency Fund	106,557	—
MFS Global Bond Fund	179,162	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	420,304	—
MFS Growth Fund	—	31,671
MFS High Income Fund	299,473	—
MFS Inflation-Adjusted Bond Fund	356,345	—
MFS Institutional Money Market Portfolio	1,228	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS Limited Maturity Fund	856,073	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	3,838	20,207
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	1,034,000	—
MFS Value Fund	101,602	—
	$3,541,681	$51,878

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2025 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$9,554,219	$862,343	$550,689	$6,674	$381,441	$10,253,988
MFS Blended Research Growth Equity Fund	9,541,525	844,315	487,682	10,456	318,584	10,227,198
MFS Blended Research International Equity Fund	13,325,449	1,384,916	1,069,103	(41,808)	488,425	14,087,879
MFS Blended Research Mid Cap Equity Fund	14,185,666	870,806	912,847	30,538	444,955	14,619,118
MFS Blended Research Small Cap Equity Fund	3,317,030	538,666	242,386	(792)	(94,434)	3,518,084
MFS Blended Research Value Equity Fund	9,588,601	972,487	587,694	12,681	269,465	10,255,540
MFS Commodity Strategy Fund	6,649,640	788,856	345,382	(41,740)	(67,853)	6,983,521
MFS Emerging Markets Debt Fund	8,766,979	893,309	350,233	(7,446)	260,510	9,563,119
MFS Emerging Markets Debt Local Currency Fund	5,849,515	516,623	320,465	(15,849)	369,736	6,399,560
MFS Global Bond Fund	14,603,367	1,662,453	1,043,432	4,808	706,029	15,933,225
MFS Global Real Estate Fund	6,677,188	328,020	682,724	54,139	632,159	7,008,782
MFS Government Securities Fund	29,194,356	3,500,634	2,041,871	(16,769)	1,093,469	31,729,819
MFS Growth Fund	9,564,368	667,768	479,038	10,218	437,615	10,200,931
MFS High Income Fund	14,623,656	1,668,690	530,871	(12,789)	196,165	15,944,851
MFS Inflation-Adjusted Bond Fund	26,684,218	3,990,280	1,709,398	7,409	860,751	29,833,260
MFS Institutional Money Market Portfolio	772,854	3,052,652	3,053,771	(2)	78	771,811
MFS International Growth Fund	3,335,595	263,121	201,910	3,503	122,578	3,522,887
MFS International Intrinsic Value Fund	3,338,919	231,014	170,032	2,434	114,176	3,516,511
MFS International New Discovery Fund	830,561	789	237,124	57,138	(41,223)	610,141
MFS Limited Maturity Fund	20,902,459	5,035,262	571,376	167	227,992	25,594,504
MFS Mid Cap Growth Fund	7,089,647	316,921	428,852	45,466	256,292	7,279,474
MFS Mid Cap Value Fund	7,087,574	532,935	525,254	17,223	218,769	7,331,247
MFS New Discovery Fund	1,668,128	170,516	129,194	6,558	33,771	1,749,779
MFS New Discovery Value Fund	1,664,968	198,405	156,229	4,401	51,647	1,763,192
MFS Research Fund	9,584,086	608,195	411,682	8,611	412,052	10,201,262
MFS Research International Fund	6,671,462	496,636	466,911	2,983	348,090	7,052,260
MFS Total Return Bond Fund	37,992,765	5,873,704	2,140,946	13,973	1,622,322	43,361,818
MFS Value Fund	9,606,923	702,276	394,175	7,706	289,572	10,212,302
	$292,671,718	$36,972,592	$20,241,271	$169,891	$9,953,133	$319,526,063

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2025 Fund – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	220,278	—
MFS Emerging Markets Debt Local Currency Fund	154,589	—
MFS Global Bond Fund	160,731	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	377,129	—
MFS Growth Fund	—	40,752
MFS High Income Fund	386,418	—
MFS Inflation-Adjusted Bond Fund	298,041	—
MFS Institutional Money Market Portfolio	8,702	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Limited Maturity Fund	332,333	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	3,951	20,803
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	657,063	—
MFS Value Fund	132,591	—
	$2,731,826	$61,555

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2030 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$23,505,404	$1,296,568	$1,156,070	$19,476	$866,477	$24,531,855
MFS Blended Research Emerging Markets Equity Fund	839,242	22,123	245,216	20,682	(49,853)	586,978
MFS Blended Research Growth Equity Fund	26,024,795	1,045,588	1,707,806	173,258	645,777	26,181,612
MFS Blended Research International Equity Fund	39,552,966	2,749,852	3,792,918	60,702	1,137,213	39,707,815
MFS Blended Research Mid Cap Equity Fund	44,745,605	1,713,548	2,940,564	232,069	1,168,252	44,918,910
MFS Blended Research Small Cap Equity Fund	9,667,611	1,151,358	740,466	921	(281,310)	9,798,114
MFS Blended Research Value Equity Fund	26,090,094	1,134,390	1,621,280	59,283	598,729	26,261,216
MFS Commodity Strategy Fund	19,179,380	1,575,467	1,051,228	(149,167)	(181,989)	19,372,463
MFS Emerging Markets Debt Fund	17,685,702	1,321,824	1,384,210	(27,758)	520,987	18,116,545
MFS Emerging Markets Debt Local Currency Fund	11,807,746	838,180	1,119,098	(102,463)	786,136	12,210,501
MFS Emerging Markets Equity Fund	837,518	20,268	248,259	96,727	(116,770)	589,484
MFS Global Bond Fund	24,396,655	3,079,543	1,994,723	(10,543)	1,177,769	26,648,701
MFS Global Real Estate Fund	19,349,673	512,837	2,266,435	242,189	1,669,227	19,507,491
MFS Government Securities Fund	41,922,835	7,688,731	2,765,718	(46,925)	1,594,265	48,393,188
MFS Growth Fund	26,079,975	826,750	1,970,432	768,793	373,114	26,078,200
MFS High Income Fund	29,482,982	2,286,753	1,848,914	(64,051)	403,659	30,260,429
MFS Inflation-Adjusted Bond Fund	37,699,428	4,306,005	3,531,270	(568)	1,191,333	39,664,928
MFS Institutional Money Market Portfolio	894,351	5,993,413	6,812,841	(5)	(55)	74,863
MFS International Growth Fund	10,535,493	415,547	920,043	148,987	210,671	10,390,655
MFS International Intrinsic Value Fund	10,541,475	282,908	809,831	219,571	111,707	10,345,830
MFS International New Discovery Fund	7,565,259	253,959	696,331	95,222	110,959	7,329,068
MFS Mid Cap Growth Fund	22,375,454	706,468	1,624,587	682,891	218,724	22,358,950
MFS Mid Cap Value Fund	22,338,090	1,132,320	1,605,018	78,000	608,147	22,551,539
MFS New Discovery Fund	4,850,361	324,140	427,158	54,146	55,121	4,856,610
MFS New Discovery Value Fund	4,846,225	385,165	472,194	11,928	131,843	4,902,967
MFS Research Fund	23,587,089	882,374	1,083,536	69,447	908,161	24,363,535
MFS Research International Fund	18,543,558	1,022,441	1,451,188	30,147	892,411	19,037,369
MFS Total Return Bond Fund	38,610,762	5,088,001	2,995,086	11,447	1,599,132	42,314,256
MFS Value Fund	26,225,117	1,073,284	1,894,688	257,115	471,159	26,131,987
	$589,780,845	$49,129,805	$51,177,108	$2,931,521	$16,820,996	$607,486,059

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2030 Fund – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	423,903	—
MFS Emerging Markets Debt Local Currency Fund	297,386	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Bond Fund	265,330	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	553,019	—
MFS Growth Fund	—	106,451
MFS High Income Fund	744,033	—
MFS Inflation-Adjusted Bond Fund	402,060	—
MFS Institutional Money Market Portfolio	9,233	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	10,962	57,710
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	645,926	—
MFS Value Fund	342,717	—
	$3,694,569	$164,161

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2035 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$11,502,752	$1,224,854	$429,452	$(12,623)	$477,387	$12,762,918
MFS Blended Research Emerging Markets Equity Fund	1,643,181	275,048	133,280	(5,679)	(43,656)	1,735,614
MFS Blended Research Growth Equity Fund	16,018,364	1,786,030	691,049	2,931	543,765	17,660,041
MFS Blended Research International Equity Fund	25,506,217	3,216,706	1,795,944	(138,823)	974,776	27,762,932
MFS Blended Research Mid Cap Equity Fund	26,439,830	2,469,916	1,063,934	(7,884)	897,735	28,735,663
MFS Blended Research Small Cap Equity Fund	5,963,798	1,081,679	336,181	(4,520)	(165,223)	6,539,553
MFS Blended Research Value Equity Fund	16,050,495	1,742,616	598,891	(2,440)	462,013	17,653,793
MFS Commodity Strategy Fund	11,892,292	2,232,074	1,002,533	(134,715)	(56,151)	12,930,967
MFS Emerging Markets Debt Fund	7,418,121	1,521,877	543,165	(10,318)	224,579	8,611,094
MFS Emerging Markets Debt Local Currency Fund	4,953,455	905,067	410,685	(22,127)	324,867	5,750,577
MFS Emerging Markets Equity Fund	1,640,722	274,766	143,752	(3,107)	(22,857)	1,745,772
MFS Global Bond Fund	4,941,811	1,133,118	569,453	3,658	239,830	5,748,964
MFS Global Real Estate Fund	11,940,538	1,189,472	1,373,050	8,923	1,210,645	12,976,528
MFS Growth Fund	16,040,708	1,876,990	1,014,465	17,039	723,824	17,644,096
MFS High Income Fund	12,371,866	2,670,983	877,511	(18,241)	174,835	14,321,932
MFS Inflation-Adjusted Bond Fund	13,358,392	2,938,923	1,643,871	12,071	420,939	15,086,454
MFS Institutional Money Market Portfolio	406,980	2,878,061	2,901,326	(36)	13	383,692
MFS International Growth Fund	7,623,388	865,240	469,011	(3,410)	289,061	8,305,268
MFS International Intrinsic Value Fund	7,631,959	739,637	368,869	(4,763)	266,835	8,264,799
MFS International New Discovery Fund	6,576,061	639,757	403,263	(18,373)	218,822	7,013,004
MFS Mid Cap Growth Fund	13,226,000	1,472,982	864,167	37,980	509,836	14,382,631
MFS Mid Cap Value Fund	13,184,915	1,460,320	661,540	(3,109)	447,918	14,428,504
MFS New Discovery Fund	2,996,722	377,721	198,611	5,808	64,653	3,246,293
MFS New Discovery Value Fund	2,990,582	401,799	225,903	(985)	100,095	3,265,588
MFS Research Fund	11,528,907	1,131,674	468,690	2,762	498,398	12,693,051
MFS Research International Fund	10,299,695	1,142,930	650,783	(24,655)	568,061	11,335,248
MFS Total Return Bond Fund	8,432,768	1,585,478	1,011,861	10,557	346,202	9,363,144
MFS Value Fund	16,169,409	1,720,362	787,890	2,638	491,558	17,596,077
	$288,749,928	$40,956,080	$21,639,130	$(311,441)	$10,188,760	$317,944,197

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2035 Fund – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	189,882	—
MFS Emerging Markets Debt Local Currency Fund	133,116	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Bond Fund	55,508	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	67,920
MFS High Income Fund	332,917	—
MFS Inflation-Adjusted Bond Fund	147,811	—
MFS Institutional Money Market Portfolio	4,414	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	7,144	37,610
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	141,787	—
MFS Value Fund	221,740	—
	$1,234,319	$105,530

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2040 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$17,036,487	$926,645	$659,234	$(883)	$634,803	$17,937,818
MFS Blended Research Emerging Markets Equity Fund	3,498,010	495,255	319,105	(2,982)	(102,860)	3,568,318
MFS Blended Research Growth Equity Fund	24,776,210	1,398,060	1,041,062	72,464	714,136	25,919,808
MFS Blended Research International Equity Fund	43,132,166	4,131,105	3,726,219	(3,002)	1,330,155	44,864,205
MFS Blended Research Mid Cap Equity Fund	41,338,013	2,163,172	2,154,833	136,111	1,158,621	42,641,084
MFS Blended Research Small Cap Equity Fund	9,870,109	1,366,437	637,755	(2,196)	(281,531)	10,315,064
MFS Blended Research Value Equity Fund	24,859,271	1,659,095	1,190,440	(1,529)	647,329	25,973,726
MFS Commodity Strategy Fund	19,662,278	2,210,099	1,158,445	(158,936)	(177,212)	20,377,784
MFS Emerging Markets Debt Fund	4,576,572	1,011,663	333,782	(8,956)	138,987	5,384,484
MFS Emerging Markets Debt Local Currency Fund	3,056,769	590,647	223,470	(12,100)	197,816	3,609,662
MFS Emerging Markets Equity Fund	3,491,785	474,316	321,277	(2,628)	(56,018)	3,586,178
MFS Global Bond Fund	3,047,829	694,111	297,903	136	148,313	3,592,486
MFS Global Real Estate Fund	19,887,823	1,224,733	2,564,403	166,440	1,795,276	20,509,869
MFS Growth Fund	24,823,694	1,294,127	1,368,947	511,030	573,939	25,833,843
MFS High Income Fund	7,629,526	1,730,789	487,295	(10,191)	105,707	8,968,536
MFS Inflation-Adjusted Bond Fund	14,429,974	2,401,991	1,755,603	3,545	452,953	15,532,860
MFS Institutional Money Market Portfolio	176	3,245,213	2,934,127	33	3	311,298
MFS International Growth Fund	13,440,489	912,863	880,440	62,989	406,698	13,942,599
MFS International Intrinsic Value Fund	13,465,844	709,269	750,198	127,477	303,580	13,855,972
MFS International New Discovery Fund	14,009,311	911,477	932,966	26,509	375,235	14,389,566
MFS Mid Cap Growth Fund	20,656,625	1,168,886	1,386,906	521,505	298,474	21,258,584
MFS Mid Cap Value Fund	20,624,332	1,364,262	1,189,490	51,770	586,377	21,437,251
MFS New Discovery Fund	4,948,434	390,844	347,777	45,148	65,588	5,102,237
MFS New Discovery Value Fund	4,949,787	473,506	409,410	3,981	146,534	5,164,398
MFS Research Fund	17,084,663	845,821	804,646	64,039	633,136	17,823,013
MFS Research International Fund	16,342,701	1,163,570	1,205,947	20,992	788,921	17,110,237
MFS Total Return Bond Fund	11,412,249	1,569,414	1,469,329	8,764	457,848	11,978,946
MFS Value Fund	25,012,652	1,586,933	1,436,800	209,144	494,827	25,866,756
	$427,063,779	$38,114,303	$31,987,809	$1,828,674	$11,837,635	$446,856,582

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2040 Fund – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	116,838	—
MFS Emerging Markets Debt Local Currency Fund	81,946	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Bond Fund	34,170	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	101,872
MFS High Income Fund	204,907	—
MFS Inflation-Adjusted Bond Fund	154,191	—
MFS Institutional Money Market Portfolio	1,118	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	11,388	59,955
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	184,893	—
MFS Value Fund	330,386	—
	$1,119,837	$161,827

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2045 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$7,935,167	$1,079,309	$219,218	$(6,749)	$345,216	$9,133,725
MFS Blended Research Emerging Markets Equity Fund	1,980,026	468,247	115,613	(8,335)	(46,465)	2,277,860
MFS Blended Research Growth Equity Fund	11,907,662	1,733,243	386,616	3,577	426,382	13,684,248
MFS Blended Research International Equity Fund	21,836,130	3,552,605	1,123,710	(120,711)	897,041	25,041,355
MFS Blended Research Mid Cap Equity Fund	19,930,464	2,625,770	621,326	548	705,231	22,640,687
MFS Blended Research Small Cap Equity Fund	4,960,674	1,090,273	207,843	(2,496)	(130,219)	5,710,389
MFS Blended Research Value Equity Fund	11,930,703	1,691,869	311,289	(824)	372,330	13,682,789
MFS Commodity Strategy Fund	9,853,480	2,171,222	509,784	(58,931)	(83,787)	11,372,200
MFS Emerging Markets Equity Fund	1,975,514	455,632	122,490	(3,763)	(21,469)	2,283,424
MFS Global Real Estate Fund	9,969,190	1,169,407	781,631	6,090	1,049,545	11,412,601
MFS Growth Fund	11,947,887	1,654,054	489,075	5,150	561,995	13,680,011
MFS Inflation-Adjusted Bond Fund	4,964,730	985,232	395,434	1,095	158,019	5,713,642
MFS Institutional Money Market Portfolio	361,342	1,437,873	1,431,933	2	21	367,305
MFS International Growth Fund	6,972,459	1,085,151	328,708	(67)	279,998	8,008,833
MFS International Intrinsic Value Fund	6,976,036	973,178	216,340	(2,004)	259,154	7,990,024
MFS International New Discovery Fund	7,947,702	1,226,378	292,589	(16,702)	290,885	9,155,674
MFS Mid Cap Growth Fund	9,969,711	1,325,450	344,084	800	421,772	11,373,649
MFS Mid Cap Value Fund	9,950,033	1,384,963	304,832	(466)	357,897	11,387,595
MFS New Discovery Fund	2,491,740	403,023	117,692	4,072	56,713	2,837,856
MFS New Discovery Value Fund	2,486,326	418,544	139,333	419	89,665	2,855,621
MFS Research Fund	7,972,543	1,011,000	223,090	1,663	353,950	9,116,066
MFS Research International Fund	7,960,778	1,106,370	365,773	(14,948)	456,475	9,142,902
MFS Total Return Bond Fund	4,968,214	930,146	394,413	1,355	209,267	5,714,569
MFS Value Fund	11,978,090	1,617,622	314,383	408	384,579	13,666,316
	$199,226,601	$31,596,561	$9,757,199	$(210,817)	$7,394,195	$228,249,341

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	50,958
MFS Inflation-Adjusted Bond Fund	55,359	—
MFS Institutional Money Market Portfolio	4,095	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	6,072	31,967
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	84,818	—
MFS Value Fund	168,047	—
	$318,391	$82,925

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2050 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$8,428,129	$871,980	$278,973	$(1,717)	$341,001	$9,360,420
MFS Blended Research Emerging Markets Equity Fund	2,105,194	449,088	158,364	(3,515)	(57,500)	2,334,903
MFS Blended Research Growth Equity Fund	12,635,554	1,475,920	505,683	2,187	431,868	14,039,846
MFS Blended Research International Equity Fund	23,202,105	3,326,564	1,649,031	(31,718)	800,359	25,648,279
MFS Blended Research Mid Cap Equity Fund	21,205,452	2,282,836	987,114	10,514	698,698	23,210,386
MFS Blended Research Small Cap Equity Fund	5,258,300	1,051,309	320,388	(2,652)	(142,261)	5,844,308
MFS Blended Research Value Equity Fund	12,669,646	1,444,540	473,680	(4,384)	368,992	14,005,114
MFS Commodity Strategy Fund	10,472,324	1,861,908	507,479	(62,945)	(101,742)	11,662,066
MFS Emerging Markets Equity Fund	2,100,648	427,123	156,480	(2,962)	(27,796)	2,340,533
MFS Global Real Estate Fund	10,601,864	1,222,362	1,197,636	42,795	1,045,552	11,714,937
MFS Growth Fund	12,670,625	1,421,845	611,083	25,906	555,826	14,063,119
MFS Inflation-Adjusted Bond Fund	5,268,916	1,106,323	667,982	2,127	165,250	5,874,634
MFS Institutional Money Market Portfolio	224,333	1,926,817	1,839,473	24	21	311,722
MFS International Growth Fund	7,408,131	974,726	431,865	(2,215)	282,520	8,231,297
MFS International Intrinsic Value Fund	7,422,120	899,697	364,027	669	257,921	8,216,380
MFS International New Discovery Fund	8,439,715	1,082,916	410,261	(5,570)	276,769	9,383,569
MFS Mid Cap Growth Fund	10,599,522	1,222,387	575,445	46,363	385,667	11,678,494
MFS Mid Cap Value Fund	10,575,728	1,270,986	531,040	1,266	355,564	11,672,504
MFS New Discovery Fund	2,638,052	383,487	172,863	9,583	52,360	2,910,619
MFS New Discovery Value Fund	2,636,486	399,026	203,061	764	89,087	2,922,302
MFS Research Fund	8,463,023	842,396	314,024	2,273	359,992	9,353,660
MFS Research International Fund	8,461,840	951,023	484,408	(4,273)	448,955	9,373,137
MFS Total Return Bond Fund	5,272,758	1,033,369	650,352	3,989	215,886	5,875,650
MFS Value Fund	12,754,438	1,436,684	557,942	6,443	378,938	14,018,561
	$211,514,903	$29,365,312	$14,048,654	$32,952	$7,181,927	$234,046,440

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	53,209
MFS Inflation-Adjusted Bond Fund	57,102	—
MFS Institutional Money Market Portfolio	3,814	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	6,293	33,133
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	87,686	—
MFS Value Fund	173,865	—
	$328,760	$86,342

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2055 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$4,124,388	$661,626	$264,249	$(11,602)	$184,301	$4,694,464
MFS Blended Research Emerging Markets Equity Fund	1,031,519	269,900	100,272	(11,669)	(17,454)	1,172,024
MFS Blended Research Growth Equity Fund	6,185,424	1,055,843	420,511	(394)	220,590	7,040,952
MFS Blended Research International Equity Fund	11,352,084	2,199,189	1,071,927	(125,976)	516,580	12,869,950
MFS Blended Research Mid Cap Equity Fund	10,346,483	1,662,123	726,473	(6,125)	366,952	11,642,960
MFS Blended Research Small Cap Equity Fund	2,578,585	615,027	201,234	(3,412)	(64,948)	2,924,018
MFS Blended Research Value Equity Fund	6,193,006	1,043,582	401,030	(6,246)	194,506	7,023,818
MFS Commodity Strategy Fund	5,149,791	1,297,274	511,369	(66,951)	(11,978)	5,856,767
MFS Emerging Markets Equity Fund	1,030,751	259,008	101,381	(4,319)	(9,664)	1,174,395
MFS Global Real Estate Fund	5,159,348	862,472	674,331	4,661	530,221	5,882,371
MFS Growth Fund	6,193,259	1,033,224	463,411	4,659	286,097	7,053,828
MFS Inflation-Adjusted Bond Fund	2,577,148	731,491	436,632	3,493	79,120	2,954,620
MFS Institutional Money Market Portfolio	235,351	1,300,200	1,335,842	(25)	18	199,702
MFS International Growth Fund	3,615,250	705,570	331,342	(3,730)	145,301	4,131,049
MFS International Intrinsic Value Fund	3,620,372	647,024	276,904	(3,463)	133,748	4,120,777
MFS International New Discovery Fund	4,126,603	777,135	335,962	(23,794)	161,349	4,705,331
MFS Mid Cap Growth Fund	5,176,138	857,210	388,742	4,382	209,093	5,858,081
MFS Mid Cap Value Fund	5,163,223	876,827	364,125	(5,001)	186,518	5,857,442
MFS New Discovery Fund	1,293,788	237,945	103,723	1,824	29,845	1,459,679
MFS New Discovery Value Fund	1,290,855	249,739	121,822	(1,336)	47,165	1,464,601
MFS Research Fund	4,130,266	647,426	267,182	(289)	182,091	4,692,312
MFS Research International Fund	4,132,056	708,296	360,014	(18,852)	242,597	4,704,083
MFS Total Return Bond Fund	2,578,408	683,668	416,893	4,459	104,366	2,954,008
MFS Value Fund	6,232,286	1,017,866	414,222	(1,271)	196,693	7,031,352
	$103,516,382	$20,399,665	$10,089,593	$(270,977)	$3,913,107	$117,468,584

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	26,307
MFS Inflation-Adjusted Bond Fund	28,410	—
MFS Institutional Money Market Portfolio	2,680	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	3,150	16,581
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	43,556	—
MFS Value Fund	86,378	—
	$164,174	$42,888

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2060 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$402,749	$249,627	$8,783	$(604)	$26,806	$669,795
MFS Blended Research Emerging Markets Equity Fund	100,687	72,148	3,581	(466)	(1,403)	167,385
MFS Blended Research Growth Equity Fund	604,124	384,139	15,505	(516)	32,358	1,004,600
MFS Blended Research International Equity Fund	1,107,560	709,807	38,742	(4,536)	64,958	1,839,047
MFS Blended Research Mid Cap Equity Fund	1,006,873	636,562	25,593	(561)	49,930	1,667,211
MFS Blended Research Small Cap Equity Fund	251,718	181,011	11,257	(469)	(3,803)	417,200
MFS Blended Research Value Equity Fund	604,124	384,773	17,427	(220)	31,930	1,003,180
MFS Commodity Strategy Fund	503,437	378,553	42,581	(5,106)	2,325	836,628
MFS Emerging Markets Equity Fund	100,687	71,122	4,274	(222)	311	167,624
MFS Global Real Estate Fund	503,436	296,781	25,908	(196)	66,532	840,645
MFS Growth Fund	604,124	381,698	18,009	(423)	37,105	1,004,495
MFS Inflation-Adjusted Bond Fund	251,719	184,983	22,358	26	8,482	422,852
MFS Institutional Money Market Portfolio	12,869	333,471	332,326	(2)	—	14,012
MFS International Growth Fund	352,406	221,471	6,162	(173)	21,163	588,705
MFS International Intrinsic Value Fund	352,406	220,875	4,837	(106)	19,538	587,876
MFS International New Discovery Fund	402,749	257,249	10,849	(919)	23,263	671,493
MFS Mid Cap Growth Fund	503,437	323,427	14,435	(282)	24,333	836,480
MFS Mid Cap Value Fund	503,437	321,155	16,016	(193)	28,128	836,511
MFS New Discovery Fund	125,859	84,012	4,799	(201)	3,871	208,742
MFS New Discovery Value Fund	125,859	81,874	6,644	(74)	7,941	208,956
MFS Research Fund	402,749	250,725	7,266	(244)	23,693	669,657
MFS Research International Fund	402,749	245,331	8,635	(557)	32,582	671,470
MFS Total Return Bond Fund	251,718	179,247	20,547	76	12,045	422,539
MFS Value Fund	604,124	384,942	12,957	(234)	28,024	1,003,899
	$10,081,600	$6,834,983	$679,491	$(16,202)	$540,112	$16,761,002

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	2,952
MFS Inflation-Adjusted Bond Fund	3,488	—
MFS Institutional Money Market Portfolio	148	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	369	1,941
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	5,231	—
MFS Value Fund	10,442	—
	$19,678	$4,893

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreements with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2019 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreements for the Funds were considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2018 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreements was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

MFS Lifetime Income Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2018 relative to the Broadridge performance universe.

MFS Lifetime 2020 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2018 relative to the Broadridge performance universe.

Board Review of Investment Advisory Agreement – continued

MFS Lifetime 2025 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2018 relative to the Broadridge performance universe.

MFS Lifetime 2030 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2018 relative to the Broadridge performance universe.

MFS Lifetime 2035 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for one-year period and in the 2nd quintile for the three-year period ended December 31, 2018 relative to the Broadridge performance universe.

MFS Lifetime 2040 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2018 relative to the Broadridge performance universe.

MFS Lifetime 2045 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2018 relative to the Broadridge performance universe.

MFS Lifetime 2050 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2018 relative to the Broadridge performance universe.

Board Review of Investment Advisory Agreement – continued

MFS Lifetime 2055 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2018 relative to the Broadridge performance universe.

MFS Lifetime 2060 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over the one-year period ended December 31, 2018. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on December 6, 2016, and has a limited operating history and performance record; therefore no performance data for the three- or five-year periods was available.

General

Because of the passage of time, the performance results stated above may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds’ performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS’ responses and efforts relating to investment performance.

The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”). The Trustees also considered that MFS currently observes an expense limitation for each Fund, which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class A shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense groups based on information provided by Broadridge. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year): (i) the total expense ratio for each of MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime 2060 was lower than the Broadridge expense group median, and (ii) the total expense ratio for MFS Lifetime 2050 Fund was approximately at the Broadridge expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

Board Review of Investment Advisory Agreement – continued

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter directly pay for or voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Funds’ investment advisory agreements with MFS should be continued for an additional one-year period, commencing August 1, 2019.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). Each fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)

(1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)     Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. Not applicable.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): MFS SERIES TRUST XII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: December 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: December 16, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 16, 2019

*	Print name and title of each signing officer under his or her signature.